UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02354

Name of Fund:  BlackRock Liquidity Funds
BlackRock Select Treasury Based Liquidity Fund
FedFund
MuniCash
TempCash
T-Fund
Treasury Trust Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2026

Date of reporting period: 04/30/2026

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.
BlackRock Select Treasury Based Liquidity Fund

Institutional Shares | TFFXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$5,700,497,562
Number of Portfolio Holdings...
24
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.53%
   7-Day Yield...
3.53%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.6%
U.S. Treasury Obligations...
46.2
Other Assets Less Liabilities...
0.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Select Treasury Based Liquidity Fund

Institutional Shares | TFFXX

Semi-Annual Shareholder Report — April 30, 2026

TFFXX-04/26-SAR

BlackRock Select Treasury Based Liquidity Fund

Administration Shares | BFTXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$13	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$5,700,497,562
Number of Portfolio Holdings...
24
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.43%
   7-Day Yield...
3.43%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.6%
U.S. Treasury Obligations...
46.2
Other Assets Less Liabilities...
0.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Select Treasury Based Liquidity Fund

Administration Shares | BFTXX

Semi-Annual Shareholder Report — April 30, 2026

BFTXX-04/26-SAR

BlackRock Select Treasury Based Liquidity Fund

Cash Management Shares | BFMXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$33	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$5,700,497,562
Number of Portfolio Holdings...
24
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.02%
   7-Day Yield...
3.02%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.6%
U.S. Treasury Obligations...
46.2
Other Assets Less Liabilities...
0.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Select Treasury Based Liquidity Fund

Cash Management Shares | BFMXX

Semi-Annual Shareholder Report — April 30, 2026

BFMXX-04/26-SAR

BlackRock Select Treasury Based Liquidity Fund

Dollar Shares | TSDXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$5,700,497,562
Number of Portfolio Holdings...
24
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.28%
   7-Day Yield...
3.28%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.6%
U.S. Treasury Obligations...
46.2
Other Assets Less Liabilities...
0.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Select Treasury Based Liquidity Fund

Dollar Shares | TSDXX

Semi-Annual Shareholder Report — April 30, 2026

TSDXX-04/26-SAR

BlackRock Select Treasury Based Liquidity Fund

Mischler Financial Group Shares | EDUXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mischler Financial Group Shares	$8	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$5,700,497,562
Number of Portfolio Holdings...
24
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.52%
   7-Day Yield...
3.52%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.6%
U.S. Treasury Obligations...
46.2
Other Assets Less Liabilities...
0.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Select Treasury Based Liquidity Fund

Mischler Financial Group Shares | EDUXX

Semi-Annual Shareholder Report — April 30, 2026

EDUXX-04/26-SAR

BlackRock Select Treasury Based Liquidity Fund

Stern Brothers Shares | SIGXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stern Brothers Shares	$8	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$5,700,497,562
Number of Portfolio Holdings...
24
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.53%
   7-Day Yield...
3.53%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.6%
U.S. Treasury Obligations...
46.2
Other Assets Less Liabilities...
0.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Select Treasury Based Liquidity Fund

Stern Brothers Shares | SIGXX

Semi-Annual Shareholder Report — April 30, 2026

SIGXX-04/26-SAR

BlackRock Select Treasury Based Liquidity Fund

Tigress Shares | EVEXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock Select Treasury Based Liquidity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tigress Shares	$8	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$5,700,497,562
Number of Portfolio Holdings...
24
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.53%
   7-Day Yield...
3.53%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.6%
U.S. Treasury Obligations...
46.2
Other Assets Less Liabilities...
0.2

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Select Treasury Based Liquidity Fund

Tigress Shares | EVEXX

Semi-Annual Shareholder Report — April 30, 2026

EVEXX-04/26-SAR

FedFund

Institutional Shares | TFDXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.54%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Institutional Shares | TFDXX

Semi-Annual Shareholder Report — April 30, 2026

TFDXX-04/26-SAR

FedFund

Administration Shares | BLFXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$14	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.44%
   7-Day Yield...
3.44%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Administration Shares | BLFXX

Semi-Annual Shareholder Report — April 30, 2026

BLFXX-04/26-SAR

FedFund

Capital Shares | BFCXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.49%
   7-Day Yield...
3.49%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Capital Shares | BFCXX

Semi-Annual Shareholder Report — April 30, 2026

BFCXX-04/26-SAR

FedFund

Cash Management Shares | BFFXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$33	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.05%
   7-Day Yield...
3.05%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Cash Management Shares | BFFXX

Semi-Annual Shareholder Report — April 30, 2026

BFFXX-04/26-SAR

FedFund

Cash Reserve Shares | BFRXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$28	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.14%
   7-Day Yield...
3.14%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Cash Reserve Shares | BFRXX

Semi-Annual Shareholder Report — April 30, 2026

BFRXX-04/26-SAR

FedFund

Dollar Shares | TDDXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.29%
   7-Day Yield...
3.29%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Dollar Shares | TDDXX

Semi-Annual Shareholder Report — April 30, 2026

TDDXX-04/26-SAR

FedFund

Great Pacific Shares | GPAXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Great Pacific Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.54%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

Great Pacific Shares | GPAXX

Semi-Annual Shareholder Report — April 30, 2026

GPAXX-04/26-SAR

FedFund

Mischler Financial Group Shares | HUAXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mischler Financial Group Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.54%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

Mischler Financial Group Shares | HUAXX

Semi-Annual Shareholder Report — April 30, 2026

HUAXX-04/26-SAR

FedFund

Penserra Shares | PSFXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Penserra Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.54%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

Penserra Shares | PSFXX

Semi-Annual Shareholder Report — April 30, 2026

PSFXX-04/26-SAR

FedFund

Premier Shares | BUPXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.54%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Premier Shares | BUPXX

Semi-Annual Shareholder Report — April 30, 2026

BUPXX-04/26-SAR

FedFund

Private Client Shares | BRPXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Private Client Shares	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.03%
   7-Day Yield...
3.03%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Private Client Shares | BRPXX

Semi-Annual Shareholder Report — April 30, 2026

BRPXX-04/26-SAR

FedFund

Select Shares | BFBXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$50	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
2.71%
   7-Day Yield...
2.71%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Select Shares | BFBXX

Semi-Annual Shareholder Report — April 30, 2026

BFBXX-04/26-SAR

FedFund

Stern Brothers Shares | SBIXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stern Brothers Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.54%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

Stern Brothers Shares | SBIXX

Semi-Annual Shareholder Report — April 30, 2026

SBIXX-04/26-SAR

FedFund

Tigress Shares | TIGXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tigress Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.54%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

Tigress Shares | TIGXX

Semi-Annual Shareholder Report — April 30, 2026

TIGXX-04/26-SAR

FedFund

WestCap Shares | WSTXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WestCap Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$191,671,446,613
Number of Portfolio Holdings...
250
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.54%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
42.2%
U.S. Treasury Obligations...
32.2
U.S. Government Sponsored Agency Obligations...
20.6
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

WestCap Shares | WSTXX

Semi-Annual Shareholder Report — April 30, 2026

WSTXX-04/26-SAR

TempCash

Institutional Shares | TMCXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$24,558,863,826
Number of Portfolio Holdings...
275
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.68%
   7-Day Yield...
3.68%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
34.4%
Commercial Paper...
30.1
Certificates of Deposit...
19.5
Time Deposits...
10.5
U.S. Treasury Obligations...
2.7
U.S. Government Sponsored Agency Obligations...
0.9
Municipal Bonds...
0.4
Corporate Bonds...
0.2
Other Assets Less Liabilities...
1.3

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

TempCash

Institutional Shares | TMCXX

Semi-Annual Shareholder Report — April 30, 2026

TMCXX-04/26-SAR

TempCash

Capital Shares | TPCXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$12	0.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$24,558,863,826
Number of Portfolio Holdings...
275
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.63%
   7-Day Yield...
3.63%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
34.4%
Commercial Paper...
30.1
Certificates of Deposit...
19.5
Time Deposits...
10.5
U.S. Treasury Obligations...
2.7
U.S. Government Sponsored Agency Obligations...
0.9
Municipal Bonds...
0.4
Corporate Bonds...
0.2
Other Assets Less Liabilities...
1.3

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

TempCash

Capital Shares | TPCXX

Semi-Annual Shareholder Report — April 30, 2026

TPCXX-04/26-SAR

TempCash

Dollar Shares | TCDXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$21	0.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$24,558,863,826
Number of Portfolio Holdings...
275
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.45%
   7-Day Yield...
3.44%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
34.4%
Commercial Paper...
30.1
Certificates of Deposit...
19.5
Time Deposits...
10.5
U.S. Treasury Obligations...
2.7
U.S. Government Sponsored Agency Obligations...
0.9
Municipal Bonds...
0.4
Corporate Bonds...
0.2
Other Assets Less Liabilities...
1.3

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

TempCash

Dollar Shares | TCDXX

Semi-Annual Shareholder Report — April 30, 2026

TCDXX-04/26-SAR

TempCash

Great Pacific Shares | GPCXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Great Pacific Shares	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$24,558,863,826
Number of Portfolio Holdings...
275
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.68%
   7-Day Yield...
3.68%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
34.4%
Commercial Paper...
30.1
Certificates of Deposit...
19.5
Time Deposits...
10.5
U.S. Treasury Obligations...
2.7
U.S. Government Sponsored Agency Obligations...
0.9
Municipal Bonds...
0.4
Corporate Bonds...
0.2
Other Assets Less Liabilities...
1.3

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

TempCash

Great Pacific Shares | GPCXX

Semi-Annual Shareholder Report — April 30, 2026

GPCXX-04/26-SAR

TempCash

Premier Shares | TCPXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$24,558,863,826
Number of Portfolio Holdings...
275
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.68%
   7-Day Yield...
3.68%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
34.4%
Commercial Paper...
30.1
Certificates of Deposit...
19.5
Time Deposits...
10.5
U.S. Treasury Obligations...
2.7
U.S. Government Sponsored Agency Obligations...
0.9
Municipal Bonds...
0.4
Corporate Bonds...
0.2
Other Assets Less Liabilities...
1.3

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

TempCash

Premier Shares | TCPXX

Semi-Annual Shareholder Report — April 30, 2026

TCPXX-04/26-SAR

T-Fund

Institutional Shares | TSTXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$123,626,153,470
Number of Portfolio Holdings...
113
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.54%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.7%
U.S. Treasury Obligations...
41.3
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Institutional Shares | TSTXX

Semi-Annual Shareholder Report — April 30, 2026

TSTXX-04/26-SAR

T-Fund

Administration Shares | BTAXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$14	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$123,626,153,470
Number of Portfolio Holdings...
113
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.44%
   7-Day Yield...
3.44%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.7%
U.S. Treasury Obligations...
41.3
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Administration Shares | BTAXX

Semi-Annual Shareholder Report — April 30, 2026

BTAXX-04/26-SAR

T-Fund

Capital Shares | BCHXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$123,626,153,470
Number of Portfolio Holdings...
113
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.49%
   7-Day Yield...
3.49%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.7%
U.S. Treasury Obligations...
41.3
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Capital Shares | BCHXX

Semi-Annual Shareholder Report — April 30, 2026

BCHXX-04/26-SAR

T-Fund

Cash Management Shares | BPTXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$33	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$123,626,153,470
Number of Portfolio Holdings...
113
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.04%
   7-Day Yield...
3.04%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.7%
U.S. Treasury Obligations...
41.3
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Cash Management Shares | BPTXX

Semi-Annual Shareholder Report — April 30, 2026

BPTXX-04/26-SAR

T-Fund

Cash Reserve Shares | BTRXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$28	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$123,626,153,470
Number of Portfolio Holdings...
113
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.14%
   7-Day Yield...
3.14%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.7%
U.S. Treasury Obligations...
41.3
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Cash Reserve Shares | BTRXX

Semi-Annual Shareholder Report — April 30, 2026

BTRXX-04/26-SAR

T-Fund

Dollar Shares | TFEXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$123,626,153,470
Number of Portfolio Holdings...
113
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.29%
   7-Day Yield...
3.29%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.7%
U.S. Treasury Obligations...
41.3
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Dollar Shares | TFEXX

Semi-Annual Shareholder Report — April 30, 2026

TFEXX-04/26-SAR

T-Fund

Premier Shares | BEMXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$123,626,153,470
Number of Portfolio Holdings...
113
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.54%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.7%
U.S. Treasury Obligations...
41.3
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Premier Shares | BEMXX

Semi-Annual Shareholder Report — April 30, 2026

BEMXX-04/26-SAR

T-Fund

Select Shares | BSLXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$50	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$123,626,153,470
Number of Portfolio Holdings...
113
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
2.71%
   7-Day Yield...
2.71%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
53.7%
U.S. Treasury Obligations...
41.3
Other Assets Less Liabilities...
5.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Select Shares | BSLXX

Semi-Annual Shareholder Report — April 30, 2026

BSLXX-04/26-SAR

Treasury Trust Fund

Institutional Shares | TTTXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$179,992,299,214
Number of Portfolio Holdings...
59
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.53%
   7-Day Yield...
3.55%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
100.4%
Liabilities in Excess of Other Assets...
(0.4)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Institutional Shares | TTTXX

Semi-Annual Shareholder Report — April 30, 2026

TTTXX-04/26-SAR

Treasury Trust Fund

Administration Shares | BITXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$13	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$179,992,299,214
Number of Portfolio Holdings...
59
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.43%
   7-Day Yield...
3.45%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
100.4%
Liabilities in Excess of Other Assets...
(0.4)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Administration Shares | BITXX

Semi-Annual Shareholder Report — April 30, 2026

BITXX-04/26-SAR

Treasury Trust Fund

Capital Shares | BUCXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$179,992,299,214
Number of Portfolio Holdings...
59
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.48%
   7-Day Yield...
3.50%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
100.4%
Liabilities in Excess of Other Assets...
(0.4)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Capital Shares | BUCXX

Semi-Annual Shareholder Report — April 30, 2026

BUCXX-04/26-SAR

Treasury Trust Fund

Cash Management Shares | BTCXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$33	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$179,992,299,214
Number of Portfolio Holdings...
59
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.03%
   7-Day Yield...
3.05%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
100.4%
Liabilities in Excess of Other Assets...
(0.4)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Cash Management Shares | BTCXX

Semi-Annual Shareholder Report — April 30, 2026

BTCXX-04/26-SAR

Treasury Trust Fund

Cash Reserve Shares | BTFXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$28	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$179,992,299,214
Number of Portfolio Holdings...
59
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.13%
   7-Day Yield...
3.15%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
100.4%
Liabilities in Excess of Other Assets...
(0.4)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Cash Reserve Shares | BTFXX

Semi-Annual Shareholder Report — April 30, 2026

BTFXX-04/26-SAR

Treasury Trust Fund

Dollar Shares | TTDXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$179,992,299,214
Number of Portfolio Holdings...
59
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.28%
   7-Day Yield...
3.30%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
100.4%
Liabilities in Excess of Other Assets...
(0.4)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Dollar Shares | TTDXX

Semi-Annual Shareholder Report — April 30, 2026

TTDXX-04/26-SAR

Treasury Trust Fund

Select Shares | TSLXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$50	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$179,992,299,214
Number of Portfolio Holdings...
59
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
2.70%
   7-Day Yield...
2.72%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
100.4%
Liabilities in Excess of Other Assets...
(0.4)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Select Shares | TSLXX

Semi-Annual Shareholder Report — April 30, 2026

TSLXX-04/26-SAR

Treasury Trust Fund

DLT Shares | DGLXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DLT Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$179,992,299,214
Number of Portfolio Holdings...
59
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.54%
   7-Day Yield...
3.55%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
100.4%
Liabilities in Excess of Other Assets...
(0.4)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

DLT Shares | DGLXX

Semi-Annual Shareholder Report — April 30, 2026

DGLXX-04/26-SAR

MuniCash

Institutional Shares | MCSXX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about MuniCash (the “Fund”) for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,953,089,896
Number of Portfolio Holdings...
200
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.31%
   7-Day Yield...
3.31%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Variable Rate Demand Notes...
94.4%
Closed-End Investment Companies...
4.6
Other Assets Less Liabilities...
1.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

MuniCash

Institutional Shares | MCSXX

Semi-Annual Shareholder Report — April 30, 2026

MCSXX-04/26-SAR

 (b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
April 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Liquidity Funds
BlackRock Select Treasury Based Liquidity Fund
FedFund
TempCash
T-Fund
Treasury Trust Fund
MuniCash

Table of Contents
Page

Schedule of Investments
(unaudited)
April 30, 2026
BlackRock Select Treasury Based Liquidity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
2.87% , 05/05/26 ................... USD 258,700 $ 258,595,751
3.13% , 05/07/26 ................... 97,600 97,540,871
3.33% , 05/12/26 ................... 11,500 11,487,262
3.38% , 05/14/26 ................... 131,500 131,329,050
3.46% , 05/19/26 ................... 103,770 103,581,686
3.46% , 05/21/26 ................... 239,180 238,701,640
3.50% , 05/26/26 ................... 393,350 392,358,736
3.55% , 06/02/26 ................... 83,100 82,832,355
3.55% , 06/04/26 ................... 214,590 213,860,406
3.58% , 06/11/26 ................... 8,800 8,763,870
3.59% , 06/16/26 ................... 40,920 40,730,984
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.60% , 06/18/26 ................... USD 319,850 $ 318,310,455
3.64% , 06/30/26 ................... 258,700 257,243,232
3.62% , 07/02/26 ................... 102,080 101,444,153
3.63% , 07/09/26 ................... 96,370 95,699,506
3.63% , 07/23/26 ................... 285,530 283,158,158
Total U.S. Treasury Obligations — 46 .2%
(Cost: $ 2,635,638,115 ) ............................ 2,635,638,115
Total Repurchase Agreements — 53 .6%
(Cost: $ 3,055,000,000 ) ............................ 3,055,000,000
Total Investments — 99 .8%
(Cost: $ 5,690,638,115 ) ............................ 5,690,638,115
Other Assets Less Liabilities — 0.2% .................... 9,859,447
Net Assets — 100.0% ...............................
$ 5,700,497,562
(a)
Rates are the current rate or a range of current rates as of period end.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Select Treasury Based Liquidity Fund

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 3 .64% 04/30/26 05/01/26 $ 5,000 $ 5,000,000 $ 5,000,505
U.S. Treasury
Obligations, 0.00% to
1.75%, due 05/15/37 to
08/15/41 ......... $ 7,683,353 $ 5,100,000
3 .64 04/30/26 05/01/26 650,000 650,000,000 650,065,722
U.S. Treasury
Obligations, 0.00% to
4.13%, due 02/29/32 to
02/15/37 ......... 813,975,393 663,000,000
– –
$ 655,000,000 $ 668,100,000
– –
BNP Paribas SA .... 3 .64 04/30/26 05/01/26 5,000 5,000,000 5,000,506
U.S. Treasury
Obligations, 0.00% to
2.38%, due 01/15/27 to
04/15/27 ......... 3,071,600 5,100,017
3 .64 04/30/26 05/01/26 650,000 650,000,000 650,065,722
U.S. Treasury
Obligations, 0.00% to
4.88%, due 08/15/26 to
02/15/56 ......... 680,975,098 663,000,029
– –
$ 655,000,000 $ 668,100,046
– –
Citigroup Global Markets,
Inc. ........... 3 .64 04/30/26 05/01/26 75,000 75,000,000 75,007,583
U.S. Treasury
Obligations, 1.13% to
4.38%, due 08/15/26 to
02/29/32 ......... 75,492,400 76,500,041
3 .64 04/30/26 05/01/26 700,000 700,000,000 700,070,778
U.S. Treasury
Obligations, 0.63% to
6.25%, due 02/28/30 to
10/31/32 ......... 735,308,900 714,000,090
– –
$ 775,000,000 $ 790,500,131
– –
JP Morgan Securities
LLC ........... 3 .64 04/30/26 05/01/26 720,000 720,000,000 720,072,800
U.S. Treasury
Obligations, 2.38% to
4.13%, due 05/15/27 to
10/31/29 ......... 731,728,100 734,400,025
– –
Nomura Securities
International, Inc. .. 3 .64 04/30/26 05/01/26 250,000 250,000,000 250,025,278
U.S. Treasury
Obligations, 0.00% to
4.25%, due 07/23/26 to
08/15/52 ......... 256,430,300 255,000,031
– –
$ 3,055,000,000 $ 3,116,100,233
– –

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Select Treasury Based Liquidity Fund
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 3,055,000,000 $ — $ 3,055,000,000
U.S. Treasury Obligations ................................... — 2,635,638,115 — 2,635,638,115
$ — $ 5,690,638,115 $ — $ 5,690,638,115

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
FedFund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 05/20/26 ................. USD 40,000 $ 40,000,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.64% , 06/05/26 ................. 117,600 117,600,000
(1-day SOFR at 0.00% Floor + 0.10%),
3.73% , 06/24/26 ................. 95,300 95,300,000
(1-day SOFR at 0.00% Floor + 0.10%),
3.73% , 06/26/26 ................. 230,525 230,525,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 08/07/26 ................. 85,000 85,000,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.67% , 11/06/26 ................. 343,210 343,210,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.67% , 11/19/26 ................. 151,281 151,281,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.76% , 12/23/26 ................. 114,900 114,900,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.77% , 12/30/26 ................. 110,300 110,300,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.76% , 01/08/27 ................. 99,500 99,513,950
(1-day SOFR at 0.00% Floor + 0.04%),
3.67% , 01/20/27 ................. 520,360 520,360,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 01/27/27 ................. 164,907 164,907,000
(1-day SOFR at 0.00% Floor + 0.08%),
3.71% , 02/01/27 ................. 422,300 422,300,000
(1-day SOFR at 0.00% Floor + 0.12%),
3.75% , 02/10/27 ................. 430,000 430,000,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.72% , 02/24/27 ................. 80,000 80,000,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.67% , 03/01/27 ................. 110,000 110,000,000
(1-day SOFR at 0.00% Floor + 0.07%),
3.70% , 03/05/27 ................. 48,000 48,000,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.67% , 03/15/27 ................. 280,370 280,370,000
(1-day SOFR at 0.00% Floor + 0.10%),
3.73% , 03/25/27 ................. 75,000 75,000,000
(1-day SOFR at 0.00% Floor + 0.07%),
3.70% , 03/26/27 ................. 157,190 157,190,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.67% , 04/19/27 ................. 80,210 80,210,000
(1-day SOFR at 0.00% Floor + 0.08%),
3.71% , 04/19/27 ................. 80,000 80,000,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.67% , 05/10/27 ................. 439,995 439,995,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.67% , 05/24/27 ................. 250,245 250,245,000
(1-day SOFR at 0.00% Floor + 0.06%),
3.68% , 05/24/27 ................. 213,785 213,785,000
(1-day SOFR at 0.00% Floor + 0.06%),
3.69% , 07/23/27 ................. 146,980 146,980,000
(1-day SOFR at 0.00% Floor + 0.13%),
3.76% , 09/24/27 ................. 245,000 245,000,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.76% , 10/01/27 ................. 170,000 170,000,000
(1-day SOFR at 0.00% Floor + 0.13%),
3.76% , 10/22/27 ................. 93,818 93,818,000
(1-day SOFR at 0.00% Floor + 0.07%),
3.70% , 10/28/27 ................. 90,000 90,000,000
(1-day SOFR at 0.00% Floor + 0.11%),
3.74% , 11/19/27 ................. 186,695 186,695,000
(1-day SOFR at 0.00% Floor + 0.08%),
3.71% , 11/23/27 ................. 57,940 57,940,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR at 0.00% Floor + 0.09%),
3.72% , 02/09/28 ................. USD 125,095 $ 125,095,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 03/16/28 ................. 213,800 213,800,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 04/10/28 ................. 116,230 116,230,000
Federal Home Loan Bank Bonds
3.88% , 09/25/26 ................... 445,400 445,400,000
3.50% , 01/11/27 ................... 1,338,345 1,336,836,827
3.85% , 04/09/27 ................... 896,000 896,000,000
Federal Home Loan Bank Discount Notes
(b)
3.67% , 06/24/26 ................... 695,560 691,913,527
3.67% , 07/08/26 ................... 224,200 222,719,060
3.67% , 07/10/26 ................... 860,590 854,747,720
3.67% , 07/13/26 ................... 681,990 677,129,022
3.67% , 07/17/26 ................... 986,275 978,853,664
3.68% , 07/31/26 ................... 65,150 64,564,546
3.69% , 08/21/26 ................... 77,200 76,350,491
3.69% , 08/28/26 ................... 102,300 101,103,934
3.69% , 09/14/26 ................... 667,700 658,884,134
3.70% , 11/27/26 ................... 198,840 194,675,959
3.71% , 12/31/26 ................... 660,210 644,167,997
3.71% , 01/22/27 ................... 201,000 195,957,859
Federal Home Loan Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 05/05/26 ................. 446,760 446,760,000
(1-day SOFR at 0.00% Floor + 0.00%),
3.63% , 05/18/26 ................. 665,700 665,700,000
(1-day SOFR at 0.00% Floor + 0.00%),
3.63% , 05/19/26 ................. 443,900 443,900,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.64% , 05/20/26 ................. 194,400 194,400,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.66% , 05/28/26 ................. 222,800 222,800,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.64% , 06/02/26 ................. 460,640 460,640,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.66% , 06/04/26 ................. 444,400 444,400,000
(1-day SOFR at 0.00% Floor + 0.00%),
3.63% , 06/08/26 ................. 486,200 486,194,485
(1-day SOFR at 0.00% Floor + 0.00%),
3.63% , 06/16/26 ................. 445,200 445,200,000
(1-day SOFR at 0.00% Floor + 0.00%),
3.63% , 06/18/26 ................. 442,500 442,500,000
(1-day SOFR at 0.00% Floor + 0.02%),
3.65% , 06/18/26 ................. 445,260 445,260,000
(1-day SOFR at 0.00% Floor + 0.00%),
3.63% , 06/22/26 ................. 671,205 671,205,000
(1-day SOFR at 0.00% Floor + 0.00%),
3.63% , 06/23/26 ................. 492,505 492,505,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 06/23/26 ................. 443,925 443,925,000
(1-day SOFR at 0.00% Floor + 0.00%),
3.63% , 06/25/26 ................. 223,480 223,480,000
(1-day SOFR at 0.00% Floor + 0.10%),
3.73% , 06/26/26 ................. 631,285 631,285,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.66% , 06/30/26 ................. 222,220 222,220,000
(1-day SOFR at 0.00% Floor + 0.00%),
3.63% , 07/02/26 ................. 285,315 285,309,802
(1-day SOFR at 0.00% Floor + 0.03%),
3.66% , 07/02/26 ................. 489,175 489,175,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.63% , 07/07/26 ................. 222,600 222,600,000

Schedule of Investments
(unaudited) (continued)
April 30, 2026
FedFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR at 0.00% Floor + 0.02%),
3.65% , 07/17/26 ................. USD 445,260 $ 445,260,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.64% , 07/21/26 ................. 668,695 668,695,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.64% , 07/22/26 ................. 575,080 575,080,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 07/24/26 ................. 446,960 446,960,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.64% , 07/28/26 ................. 572,600 572,600,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.64% , 08/04/26 ................. 446,970 446,970,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.64% , 08/18/26 ................. 108,150 108,148,195
(1-day SOFR at 0.00% Floor + 0.01%),
3.64% , 08/19/26 ................. 222,370 222,370,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.64% , 08/21/26 ................. 462,455 462,455,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.64% , 08/24/26 ................. 223,480 223,480,000
(1-day SOFR at 0.00% Floor + 0.02%),
3.76% , 09/03/26 ................. 446,970 446,970,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.64% , 09/04/26 ................. 216,700 216,692,509
(1-day SOFR at 0.00% Floor + 0.01%),
3.64% , 09/08/26 ................. 670,600 670,600,000
(1-day SOFR at 0.00% Floor + 0.02%),
3.65% , 10/06/26 ................. 670,600 670,600,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.66% , 11/03/26 ................. 446,800 446,800,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.66% , 11/23/26 ................. 893,145 893,145,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.66% , 11/30/26 ................. 227,920 227,920,000
(1-day SOFR at 0.00% Floor + 0.06%),
3.68% , 12/18/26 ................. 100,000 100,004,764
(1-day SOFR at 0.00% Floor + 0.03%),
3.66% , 01/04/27 ................. 225,000 225,000,000
(1-day SOFR at 0.00% Floor + 0.13%),
3.76% , 02/05/27 ................. 318,000 318,000,000
(1-day SOFR at 0.00% Floor + 0.12%),
3.75% , 02/10/27 ................. 99,750 99,750,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.72% , 02/12/27 ................. 400,000 400,000,000
(1-day SOFR at 0.00% Floor + 0.10%),
3.73% , 03/18/27 ................. 480,840 480,840,000
(1-day SOFR at 0.00% Floor + 0.07%),
3.70% , 03/25/27 ................. 344,070 344,070,000
(1-day SOFR at 0.00% Floor + 0.10%),
3.72% , 04/02/27 ................. 400,000 400,000,000
(1-day SOFR at 0.00% Floor + 0.12%),
3.75% , 04/09/27 ................. 185,630 185,603,679
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 05/17/27 ................. 287,495 287,495,000
(1-day SOFR at 0.00% Floor + 0.18%),
3.81% , 10/15/27 ................. 400,000 400,000,000
(1-day SOFR at 0.00% Floor + 0.08%),
3.71% , 01/24/28 ................. 156,550 156,550,000
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.14%),
3.77% , 09/23/26 ................. 418,300 418,300,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.77% , 10/16/26 ................. 344,600 344,600,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR at 0.00% Floor + 0.12%),
3.75% , 05/05/27 ................. USD 266,700 $ 266,700,000
Federal National Mortgage Association Variable
Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.14%),
3.76% , 08/21/26 ................. 427,500 427,500,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.77% , 10/23/26 ................. 542,260 542,260,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.77% , 11/20/26 ................. 669,100 669,100,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.77% , 12/11/26 ................. 569,950 569,950,000
(1-day SOFR at 0.00% Floor + 0.08%),
3.71% , 01/07/28 ................. 1,099,040 1,099,112,269
(1-day SOFR at 0.00% Floor + 0.09%),
3.72% , 02/02/28 ................. 303,490 303,490,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 03/06/28 ................. 222,000 222,000,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 04/06/28 ................. 851,500 851,500,000
Total U.S. Government Sponsored Agency Obligations — 20.6%
(Cost: $ 39,460,885,393 ) ............................ 39,460,885,393
U.S. Treasury Obligations
U.S. Treasury Bills
(b)
3.38% , 05/14/26 ................... 602,501 601,644,420
3.46% , 05/19/26 ................... 770,740 769,368,083
3.46% , 05/21/26 ................... 2,503,615 2,498,454,599
3.50% , 05/26/26 ................... 34,000 33,914,410
3.50% , 05/28/26 ................... 2,994,699 2,986,467,462
3.55% , 06/04/26 ................... 2,824,758 2,815,060,451
3.58% , 06/11/26 ................... 1,242,849 1,237,402,818
3.60% , 06/18/26 ................... 906,274 902,050,762
3.63% , 06/25/26 ................... 2,843,838 2,828,697,214
3.62% , 07/02/26 ................... 176,105 175,043,478
3.63% , 07/09/26 ................... 1,017,800 1,011,021,026
3.64% , 08/06/26 ................... 426,943 422,796,071
3.66% , 08/11/26 ................... 4,024,130 3,983,083,874
3.64% , 08/13/26 ................... 2,730,700 2,703,089,596
3.65% , 08/20/26 ................... 1,770,200 1,751,096,597
3.65% , 09/03/26 ................... 5,388,545 5,321,319,692
3.66% , 09/10/26 ................... 1,585,200 1,564,653,165
3.69% , 09/24/26 ................... 980 965,573
3.67% , 10/01/26 ................... 233,790 230,264,013
3.67% , 10/08/26 ................... 14,481 14,248,240
3.66% , 12/24/26 ................... 2,928,733 2,863,568,101
3.65% , 01/21/27 ................... 2,281,624 2,224,742,615
3.67% , 02/18/27 ................... 989,785 962,428,577
3.68% , 03/18/27 ................... 1,924,700 1,864,890,753
U.S. Treasury Notes
1.63% , 05/15/26 ................... 265,915 265,675,729
0.88% , 06/30/26 ................... 1,376,195 1,368,872,043
1.88% , 06/30/26 ................... 183,200 182,522,712
4.63% , 06/30/26 ................... 822,855 823,474,981
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.18%),
3.80% , 07/31/26
(a)
................ 1,501,205 1,501,000,431
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
3.83% , 10/31/26
(a)
................ 2,669,755 2,669,779,383
4.13% , 10/31/26 ................... 83,624 83,785,548
1.25% , 11/30/26 ................... 133,500 131,728,556
4.25% , 11/30/26 ................... 1,464,606 1,470,118,942

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
FedFund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.25% , 12/31/26 ................... USD 613,480 $ 616,222,100
4.00% , 01/15/27 ................... 187,700 188,261,350
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.72% , 01/31/27
(a)
................ 3,115,550 3,115,624,460
4.13% , 01/31/27 ................... 266,700 267,812,896
4.13% , 02/15/27 ................... 35,800 35,931,206
1.88% , 02/28/27 ................... 495,600 489,113,097
4.13% , 02/28/27 ................... 1,357,700 1,363,936,867
4.25% , 03/15/27 ................... 708,400 712,732,013
2.50% , 03/31/27 ................... 200,000 198,162,316
3.88% , 03/31/27 ................... 786,700 788,924,974
2.75% , 04/30/27 ................... 260,070 257,621,648
3.75% , 04/30/27 ................... 900,330 900,389,440
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
3.78% , 04/30/27
(a)
................ 8,000 8,001,423
0.50% , 05/31/27 ................... 212,000 204,634,140
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.63% , 05/31/27 ................... USD 32,600 $ 32,193,773
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
3.80% , 07/31/27
(a)
................ 2,054,826 2,054,182,707
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.19%),
3.83% , 10/31/27
(a)
................ 1,859,373 1,860,149,497
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.74% , 01/31/28
(a)
................ 471,000 470,992,358
Total U.S. Treasury Obligations — 32 .2%
(Cost: $ 61,828,116,180 ) ............................ 61,828,116,180
Total Repurchase Agreements — 42 .2%
(Cost: $ 80,830,800,000 ) ............................ 80,830,800,000
Total Investments — 95 .0%
(Cost: $ 182,119,801,573 ) ........................... 182,119,801,573
Other Assets Less Liabilities — 5.0% .................... 9,551,645,040
Net Assets — 100.0% ...............................
$ 191,671,446,613
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
FedFund
Schedules of Investments

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 3 .64%
(a)
04/30/26 05/01/26 $ 600,000 $ 600,000,000 $ 600,060,667
U.S. Treasury
Obligations, 1.38% to
3.88%, due 04/30/31 to
02/15/45 ......... $ 663,502,920 $ 612,000,002
3 .64 04/30/26 05/01/26 75,000 75,000,000 75,007,583
U.S. Treasury
Obligations, 0.00% to
4.75%, due 05/15/31 to
02/15/45 ......... 124,634,696 76,500,000
3 .64 04/30/26 05/01/26 47,000 47,000,000 47,004,752
U.S. Treasury
Obligation, 1.75%, due
08/15/41 ......... 71,767,000 47,940,022
3 .65 04/30/26 05/01/26 27,000 27,000,000 27,002,738
U.S. Government
Sponsored Agency
Obligations, 0.62% to
4.81%, due 08/25/26 to
12/20/72 ......... 864,729,652 28,350,000
– –
$ 749,000,000 $ 764,790,024
– –
Bank of Montreal .... 3 .64 04/30/26 05/01/26 1,000 1,000,000 1,000,101
U.S. Treasury
Obligation, 0.00%, due
04/15/27 ......... 1,057,100 1,020,059
– –
Bank of Nova Scotia
(The) .......... 3 .64 04/30/26 05/01/26 12,000 12,000,000 12,001,213
U.S. Treasury
Obligations, 0.00% to
4.00%, due 10/15/26 to
05/15/50 ......... 12,022,500 12,241,272
– –
Barclays Bank plc ... 3 .64 04/30/26 05/01/26 20,000 20,000,000 20,002,022
U.S. Treasury
Obligations, 0.00% to
3.38%, due 07/09/26 to
05/15/37 ......... 20,339,843 20,400,020
3 .72
(b)
04/30/26 05/08/26 1,450,000 1,450,000,000 1,451,198,667
U.S. Government
Sponsored Agency
Obligations, 0.00% to
8.00%, due 12/25/26 to
05/16/68 ......... 32,836,358,800 1,502,722,877
– –
$ 1,470,000,000 $ 1,523,122,897
– –
Barclays Capital, Inc. . 3 .65 04/30/26 05/01/26 2,000,000 2,000,000,000 2,000,202,778
U.S. Government
Sponsored Agency
Obligations, 0.00% to
9.21%, due 05/25/26 to
09/16/67 ......... 15,581,859,353 2,142,658,138
3 .79
(b)
04/30/26 06/05/26 799,000 799,000,000 802,028,210
U.S. Government
Sponsored Agency
Obligations, 2.00% to
5.50%, due 05/15/34 to
04/20/56 ......... 1,105,410,255 835,130,717
– –
$ 2,799,000,000 $ 2,977,788,855
– –
BMO Capital Markets
Corp. .......... 3 .65 04/30/26 05/01/26 150,000 150,000,000 150,015,208
U.S. Treasury
Obligations, 3.5%, due
01/31/28 to 11/15/28 . 152,430,500 153,000,016
3 .75
(b)
04/30/26 05/08/26 400,000 400,000,000 400,333,333
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.00%, due 05/16/41 to
03/20/76 ......... 8,465,462,048 420,000,000
– –
$ 550,000,000 $ 573,000,016
– –
BNP Paribas SA .... 3 .64 04/30/26 05/01/26 16,000 16,000,000 16,001,618
U.S. Treasury
Obligations, 3.38% to
4.50%, due 07/31/26 to
07/31/30 ......... 16,260,500 16,320,001

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
FedFund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
3 .64%
(b)
04/30/26 05/08/26 $ 675,000 $ 675,000,000 $ 675,546,000
U.S. Treasury
Obligations, 0.00% to
4.75%, due 08/15/26 to
02/15/56 ......... $ 707,000,177 $ 688,500,002
3 .64
(b)
04/30/26 05/08/26 500,000 500,000,000 500,404,444
U.S. Treasury
Obligations, 0.00% to
5.00%, due 03/18/27 to
11/15/53 ......... 514,456,000 510,000,064
3 .65 04/30/26 05/01/26 941,500 941,500,000 941,595,458
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.50%, due 03/01/27 to
10/20/74 ......... 2,309,285,302 986,863,984
3 .71
(b)
04/30/26 05/08/26 400,000 400,000,000 400,329,778
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 8.10%, due
08/15/28 to 11/20/74 . 3,103,366,643 412,319,618
3 .82
(b)
04/30/26 06/05/26 300,000 300,000,000 301,146,000
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.50%, due
07/25/26 to 06/20/73 4,522,598,176 310,870,513
– –
$ 2,832,500,000 $ 2,924,874,182
– –
Citibank NA ........ 3 .64 04/30/26 05/01/26 150,000 150,000,000 150,015,167
U.S. Treasury
Obligations, 0.13% to
6.63%, due 07/31/26 to
02/15/56 ......... 153,737,048 153,000,042
3 .78 03/27/26 09/25/26 1,000,000 1,000,000,000 1,019,110,000
U.S. Treasury
Obligations, 0.38% to
6.75%, due 05/15/26 to
05/15/55 ......... 798,082,100 1,020,000,011
– –
$ 1,150,000,000 $ 1,173,000,053
– –
Citigroup Global Markets,
Inc. ........... 3 .62
(b)
04/30/26 05/08/26 1,850,000 1,850,000,000 1,851,488,222
U.S. Treasury
Obligations, 1.63% to
4.38%, due 09/30/29 to
03/31/30 ......... 1,868,224,500 1,887,000,084
3 .64
(a)
04/30/26 05/01/26 239,000 239,000,000 239,024,166
U.S. Treasury
Obligations, 2.25% to
3.63%, due 02/15/27 to
10/31/30 ......... 246,551,826 243,780,000
3 .64 04/30/26 05/01/26 2,870,500 2,870,500,000 2,870,790,239
U.S. Treasury
Obligations, 0.13% to
3.63%, due 07/15/27 to
02/15/55 ......... 2,756,590,300 2,927,910,045
3 .65 04/30/26 05/01/26 868,000 868,000,000 868,088,006
U.S. Government
Sponsored Agency
Obligations, 3.00% to
7.50%, due 09/20/46 to
04/20/56 ......... 886,130,736 885,360,000
3 .72
(b)
04/30/26 05/01/26 500,000 500,000,000 500,051,667
U.S. Government
Sponsored Agency
Obligations, 0.00% to
7.00%, due 12/20/40 to
12/20/75 ......... 12,252,457,607 542,060,247
– –
$ 6,327,500,000 $ 6,486,110,376
– –
Credit Agricole Corporate
& Investment Bank SA 3 .64
(a)
04/30/26 05/01/26 1,150,000 1,150,000,000 1,150,116,278
U.S. Treasury
Obligations, 0.00% to
6.75%, due 05/07/26 to
02/15/56 ......... 1,179,469,827 1,173,000,008

Schedule of Investments
(unaudited) (continued)
April 30, 2026
FedFund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
3 .64% 04/30/26 05/01/26 $ 55,000 $ 55,000,000 $ 55,005,561
U.S. Treasury
Obligations, 0.00% to
1.25%, due 08/15/26 to
08/15/53 ......... $ 51,393,876 $ 56,100,033
3 .65 04/30/26 05/01/26 650,000 650,000,000 650,065,903
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 8.00%, due
07/15/26 to 09/20/65 906,501,633 663,234,361
– –
$ 1,855,000,000 $ 1,892,334,402
– –
Deutsche Bank AG ... 3 .64 04/30/26 05/01/26 166,000 166,000,000 166,016,784
U.S. Treasury
Obligations, 2.88% to
3.63%, due 08/15/28 to
08/31/29 ......... 171,425,300 169,320,028
3 .65 04/30/26 05/01/26 2,250,000 2,250,000,000 2,250,228,125
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.75%, due
05/27/26 to 12/01/65 2,520,120,630 2,304,256,016
3 .65 04/29/26 05/06/26 1,000,000 1,000,000,000 1,000,709,722
U.S. Treasury
Obligations, 0.00% to
4.88%, due 05/12/26 to
11/15/54 ......... 1,048,886,400 1,020,000,003
– –
$ 3,416,000,000 $ 3,493,576,047
– –
Fixed Income Clearing
Corporation - Barclays 3 .65 04/29/26 05/06/26 609,000 609,000,000 609,432,221
U.S. Treasury
Obligation, 2.00%, due
08/15/51 ......... 1,095,278,600 621,180,027
3 .66 04/30/26 05/01/26 1,000,000 1,000,000,000 1,000,101,667
U.S. Treasury
Obligations, 1.00% to
3.75%, due 07/31/28 to
06/30/30 ......... 1,073,083,100 1,020,000,266
– –
$ 1,609,000,000 $ 1,641,180,293
– –
Fixed Income Clearing
Corporation - BNP . 3 .64 04/30/26 05/01/26 600,000 600,000,000 600,060,667
U.S. Treasury
Obligations, 0.63% to
4.75%, due 05/31/29 to
05/15/55 ......... 746,785,800 612,000,055
3 .64 04/30/26 05/01/26 4,500,000 4,500,000,000 4,500,455,000
U.S. Treasury
Obligations, 1.00% to
4.75%, due 10/31/26 to
02/15/56 ......... 4,910,375,100 4,590,000,073
– –
$ 5,100,000,000 $ 5,202,000,128
– –
Fixed Income Clearing
Corporation - BNY . 3 .64 04/30/26 05/01/26 3,000,000 3,000,000,000 3,000,303,333
U.S. Treasury
Obligations, 3.75% to
4.38%, due 06/30/27 to
12/31/29 ......... 3,018,673,900 3,060,000,078
3 .65 04/30/26 05/01/26 3,750,000 3,750,000,000 3,750,380,208
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.00%, due 12/01/37 to
06/01/64 ......... 9,202,049,868 3,862,500,001
– –
$ 6,750,000,000 $ 6,922,500,079
– –
Fixed Income Clearing
Corporation - BOFA 3 .64 04/30/26 05/01/26 1,250,000 1,250,000,000 1,250,126,389
U.S. Treasury
Obligations, 0.00% to
6.38%, due 05/15/26 to
08/15/53 ......... 1,482,253,300 1,275,000,080
– –

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
FedFund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Fixed Income Clearing
Corporation - CITI . 3 .65% 04/30/26 05/01/26 $ 100,000 $ 100,000,000 $ 100,010,139
U.S. Treasury
Obligations, 2.38% to
4.75%, due 05/15/39 to
02/15/55 ......... $ 116,802,800 $ 102,000,059
– –
Fixed Income Clearing
Corporation - GS .. 3 .64 04/30/26 05/01/26 2,500,000 2,500,000,000 2,500,252,778
U.S. Treasury
Obligation, 3.88%, due
07/31/30 ......... 2,538,018,200 2,550,000,016
3 .64 04/30/26 05/01/26 3,000,000 3,000,000,000 3,000,303,333
U.S. Treasury
Obligations, 1.00% to
4.00%, due 10/31/26 to
02/15/34 ......... 3,123,567,800 3,060,000,076
– –
$ 5,500,000,000 $ 5,610,000,092
– –
Fixed Income Clearing
Corporation - HSBC 3 .64 04/30/26 05/01/26 4,500,000 4,500,000,000 4,500,455,000
U.S. Treasury
Obligations, 0.00% to
4.88%, due 05/07/26 to
02/15/36 ......... 4,622,183,700 4,590,000,087
– –
Fixed Income Clearing
Corporation - JPM . 3 .64 04/30/26 05/01/26 250,000 250,000,000 250,025,278
U.S. Treasury
Obligations, 0.00%, due
10/22/26 to 02/18/27 259,512,500 255,000,039
– –
Fixed Income Clearing
Corporation - NOMU 3 .64 04/30/26 05/01/26 3,836,000 3,836,000,000 3,836,387,862
U.S. Treasury
Obligations, 0.00% to
4.63%, due 05/19/26 to
02/15/44 ......... 3,911,992,200 3,912,720,082
– –
Fixed Income Clearing
Corporation - SSB . 3 .64 04/30/26 05/01/26 1,000,000 1,000,000,000 1,000,101,111
U.S. Treasury
Obligations, 0.00% to
4.88%, due 05/12/26 to
05/15/55 ......... 1,079,344,200 1,024,040,515
3 .65 04/30/26 05/01/26 2,500,000 2,500,000,000 2,500,253,472
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
1.25% to 7.50%, due
06/30/27 to 10/01/62 4,105,419,923 2,578,036,171
– –
$ 3,500,000,000 $ 3,602,076,686
– –
Fixed Income Clearing
Corporation - WF .. 3 .64 04/30/26 05/01/26 78,000 78,000,000 78,007,887
U.S. Treasury
Obligations, 2.88% to
3.63%, due 06/30/29 to
05/15/32 ......... 80,654,500 79,560,015
3 .64 04/30/26 05/07/26 362,000 362,000,000 362,256,216
U.S. Treasury
Obligations, 3.50% to
4.13%, due 09/30/27 to
11/30/29 ......... 367,731,200 369,240,065
– –
$ 440,000,000 $ 448,800,080
– –
Goldman Sachs & Co.
LLC ........... 3 .64 04/30/26 05/01/26 3,000 3,000,000 3,000,303
U.S. Treasury
Obligation, 3.00%, due
08/15/52 ......... 4,319,200 3,060,035
3 .65 04/30/26 05/01/26 18,000 18,000,000 18,001,825
U.S. Government
Sponsored Agency
Obligations, 6.00% to
6.50%, due 09/20/52 to
07/20/54 ......... 41,644,032 18,360,000
3 .65 04/28/26 05/05/26 1,000,000 1,000,000,000 1,000,709,722
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.50%, due 11/15/33 to
09/20/65 ......... 1,660,770,454 1,020,000,000
3 .65 04/30/26 05/07/26 1,207,000 1,207,000,000 1,207,856,635
U.S. Treasury
Obligations, 4.00% to
4.25%, due 07/31/32 to
03/31/33 ......... 1,227,268,300 1,231,140,042

Schedule of Investments
(unaudited) (continued)
April 30, 2026
FedFund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
3 .70%
(b)
04/30/26 06/05/26 $ 1,114,500 $ 1,114,500,000 $ 1,118,623,650
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
1.88% to 7.50%, due
04/15/33 to 12/15/66 $ 1,554,338,895 $ 1,136,790,001
– –
$ 3,342,500,000 $ 3,409,350,078
– –
HSBC Securities USA,
Inc. ........... 3 .64 04/30/26 05/01/26 750,000 750,000,000 750,075,833
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 3.88%, due
11/15/27 to 02/15/52 . 890,360,878 765,000,006
– –
JP Morgan Securities
LLC ........... 3 .63
(b)
04/30/26 05/08/26 350,000 350,000,000 350,282,333
U.S. Treasury
Obligation, 4.25%, due
02/28/31 ......... 351,231,500 357,000,069
3 .64 04/30/26 05/01/26 43,000 43,000,000 43,004,348
U.S. Treasury
Obligation, 0.00%, due
11/15/28 ......... 48,451,186 43,860,000
3 .64 04/30/26 05/01/26 910,000 910,000,000 910,092,011
U.S. Treasury
Obligation, 4.00%, due
06/30/32 ......... 923,365,600 928,200,036
3 .64 04/29/26 05/06/26 3,047,000 3,047,000,000 3,049,156,599
U.S. Treasury
Obligations, 0.63% to
4.13%, due 04/15/28 to
11/30/31 ......... 3,124,398,100 3,107,940,017
3 .65 04/30/26 05/01/26 25,000 25,000,000 25,002,535
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.50%, due 01/15/28 to
10/20/65 ......... 89,617,624 25,500,000
3 .65
(b)
04/30/26 05/08/26 3,000,000 3,000,000,000 3,002,433,333
U.S. Treasury
Obligations, 3.13% to
4.38%, due 09/30/27 to
11/15/41 ......... 3,138,206,400 3,060,000,070
3 .66
(b)
04/30/26 05/08/26 1,845,000 1,845,000,000 1,846,500,600
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.00%, due 03/20/35 to
02/20/66 ......... 2,294,361,994 1,881,900,000
3 .75
(b)
04/30/26 07/30/26 2,181,800 2,181,800,000 2,202,481,646
U.S. Government
Sponsored Agency
Obligations, 0.00% to
10.92%, due 06/25/26
to 12/16/68 ....... 19,271,324,907 2,279,710,015
– –
$ 11,401,800,000 $ 11,684,110,207
– –
Mizuho Securities USA
LLC ........... 3 .64 04/30/26 05/01/26 250,000 250,000,000 250,025,278
U.S. Treasury
Obligations, 0.75% to
4.50%, due 08/31/26 to
11/15/33 ......... 253,597,500 255,000,064
3 .65 04/30/26 05/01/26 772,000 772,000,000 772,078,272
U.S. Government
Sponsored Agency
Obligations, 0.00% to
7.00%, due 01/01/27 to
07/20/65 ......... 8,084,958,329 803,588,986
3 .66
(c)
04/30/26 05/01/26 300,000 300,000,000 300,030,500
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
1.21% to 4.38%, due
09/30/27 to 12/15/46 536,227,128 306,131,997

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
FedFund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
3 .77%
(b)
04/30/26 06/05/26 $ 2,100,000 $ 2,100,000,000 $ 2,107,917,000
U.S. Government
Sponsored Agency
Obligations, 0.00% to
13.55%, due 06/25/27
to 09/20/65 ....... $ 21,729,309,384 $ 2,207,609,008
– –
$ 3,422,000,000 $ 3,572,330,055
– –
MUFG Securities
Americas, Inc. .... 3 .64 04/30/26 05/01/26 390,000 390,000,000 390,039,433
U.S. Treasury
Obligations, 0.00% to
4.75%, due 06/02/26 to
08/15/55 ......... 469,137,800 397,800,049
3 .65 04/30/26 05/01/26 411,500 411,500,000 411,541,722
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.00%, due 03/20/33 to
03/20/56 ......... 5,173,112,818 425,434,648
– –
$ 801,500,000 $ 823,234,697
– –
Natixis SA ......... 3 .64 04/30/26 05/01/26 55,000 55,000,000 55,005,561
U.S. Treasury
Obligations, 0.13% to
4.88%, due 05/31/26 to
02/15/54 ......... 56,451,200 56,100,001
3 .65 04/30/26 05/01/26 800,000 800,000,000 800,081,111
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.13% to 6.36%, due
08/15/26 to 05/01/56 876,327,221 816,853,701
– –
$ 855,000,000 $ 872,953,702
– –
Nomura Securities
International, Inc. .. 3 .64 04/30/26 05/01/26 250,000 250,000,000 250,025,278
U.S. Treasury
Obligations, 0.00% to
4.63%, due 07/15/26 to
02/15/55 ......... 308,964,868 255,037,786
3 .65 04/30/26 05/01/26 227,000 227,000,000 227,023,015
U.S. Government
Sponsored Agency
Obligations, 2.50% to
6.50%, due 02/20/51 to
07/20/63 ......... 284,129,810 231,594,061
– –
$ 477,000,000 $ 486,631,847
– –
Societe Generale SA . 3 .64 04/30/26 05/01/26 102,000 102,000,000 102,010,313
U.S. Treasury
Obligation, 3.88%, due
06/15/28 ......... 102,685,800 104,040,023
3 .64 04/30/26 05/07/26 603,000 603,000,000 603,426,790
U.S. Treasury
Obligations, 3.75% to
4.63%, due 12/31/28 to
11/30/29 ......... 605,874,800 615,060,090
3 .65 04/30/26 05/01/26 200,000 200,000,000 200,020,278
U.S. Treasury
Obligation, 4.63%, due
11/15/45 ......... 208,937,500 204,000,007
3 .65 04/30/26 05/07/26 1,000,000 1,000,000,000 1,000,709,722
U.S. Treasury
Obligations, 1.88% to
4.88%, due 02/15/41 to
02/15/54 ......... 1,363,798,300 1,020,000,027
3 .68 04/27/26 05/04/26 1,500,000 1,500,000,000 1,501,073,333
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
1.13% to 7.50%, due
07/31/26 to 04/15/61 4,378,835,623 1,537,151,936
– –
$ 3,405,000,000 $ 3,480,252,083
– –

Schedule of Investments
(unaudited) (continued)
April 30, 2026
FedFund
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
TD Securities USA LLC 3 .64% 04/30/26 05/01/26 $ 18,000 $ 18,000,000 $ 18,001,820
U.S. Treasury
Obligations, 3.88% to
4.25%, due 06/30/30 to
05/15/35 ......... $ 18,212,900 $ 18,360,009
3 .65 04/30/26 05/01/26 5,000 5,000,000 5,000,507
U.S. Treasury
Obligation, 4.13%, due
02/29/32 ......... 5,073,500 5,100,073
3 .66 04/30/26 05/01/26 451,000 451,000,000 451,045,852
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.50%, due 08/25/26 to
04/20/72 ......... 10,126,550,485 473,550,000
– –
$ 474,000,000 $ 497,010,082
– –
Wells Fargo Securities
LLC ........... 3 .63
(b)
04/30/26 05/08/26 1,250,000 1,250,000,000 1,251,008,333
U.S. Treasury
Obligations, 3.63% to
4.50%, due 05/15/28 to
11/15/33 ......... 1,262,474,600 1,275,000,003
3 .64
(a)
04/30/26 05/01/26 550,000 550,000,000 550,055,611
U.S. Treasury
Obligations, 1.25% to
4.63%, due 03/31/28 to
11/15/34 ......... 560,028,487 561,000,018
3 .64 04/30/26 05/01/26 100,000 100,000,000 100,010,111
U.S. Treasury
Obligation, 2.38%, due
05/15/29 ......... 105,633,000 102,000,058
3 .65 04/30/26 05/01/26 5,000 5,000,000 5,000,507
U.S. Government
Sponsored Agency
Obligations, 5.50% to
6.00%, due 07/20/55 to
01/20/56 ......... 5,124,005 5,100,001
– –
$ 1,905,000,000 $ 1,943,100,080
– –
$ 80,830,800,000 $ 82,917,108,725
– –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 80,830,800,000 $ — $ 80,830,800,000
U.S. Government Sponsored Agency Obligations ................... — 39,460,885,393 — 39,460,885,393
U.S. Treasury Obligations ................................... — 61,828,116,180 — 61,828,116,180
$ — $ 182,119,801,573 $ — $ 182,119,801,573

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
TempCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 3.7%
Bank of America NA
(1-day SOFR + 0.42%), 4.05%, 05/01/26
(a)
.. USD 46,000 $ 46,000,419
3.99%, 06/12/26 ................... 60,000 60,012,888
3.94%, 07/02/26 ................... 139,500 139,522,445
3.77%, 01/04/27 ................... 52,000 51,907,393
3.80%, 01/15/27 ................... 40,000 39,925,700
3.75%, 02/25/27 ................... 40,000 39,889,582
4.10%, 04/02/27 ................... 70,000 70,022,120
(1-day SOFR + 0.41%), 4.03%, 04/09/27
(a)
.. 37,000 37,017,923
Goldman Sachs Bank USA
3.98%, 05/13/26 ................... 63,500 63,504,642
(1-day SOFR + 0.28%), 3.93%, 10/15/26
(a)
.. 40,000 40,004,596
Wells Fargo Bank NA
(1-day SOFR + 0.31%), 3.94%, 05/28/26
(a)
.. 75,200 75,212,935
(1-day SOFR at 0.00% Floor + 0.35%),
3.98%, 01/08/27
(a)
................ 50,000 50,012,620
3.75%, 01/27/27 ................... 100,000 99,780,380
(1-day SOFR at 0.00% Floor + 0.30%),
3.93%, 03/24/27
(a)
................ 48,000 47,957,582
4.07%, 04/09/27 ................... 31,000 30,997,675
891,768,900
Euro — 0.3%
Skandinaviska Enskilda Banken AB, London,
3.74%, 10/13/26 ................... 81,000 80,911,896
Yankee — 15.5%
(b)
Bank of Montreal, Chicago
(1-day SOFR + 0.38%), 4.01%, 02/19/27
(a)
.. 60,000 60,022,158
4.00%, 03/11/27 ................... 40,500 40,479,507
(1-day SOFR + 0.34%), 3.97%, 03/22/27
(a)
.. 50,500 50,498,308
(1-day SOFR + 0.47%), 4.10%, 05/07/27
(a)
.. 41,000 41,015,119
Bank of Nova Scotia (The), Houston
(1-day SOFR at 0.00% Floor + 0.25%),
3.88%, 11/19/26
(a)
................ 60,000 59,973,372
(1-day SOFR at 0.00% Floor + 0.31%),
3.94%, 03/04/27
(a)
................ 50,000 49,971,370
4.03%, 03/15/27 ................... 50,000 50,000,880
(1-day SOFR at 0.00% Floor + 0.41%),
4.04%, 04/06/27
(a)
................ 41,000 41,006,347
(1-day SOFR at 0.00% Floor + 0.40%),
4.03%, 05/20/27
(a)
................ 45,000 44,993,304
Barclays Bank plc, New York
4.00%, 06/26/26 ................... 65,000 65,015,145
(1-day SOFR + 0.33%), 3.97%, 08/10/26
(a)
.. 41,000 41,018,483
(1-day SOFR + 0.35%), 3.99%, 10/06/26
(a)
.. 64,000 64,015,577
BNP Paribas SA, New York
3.80%, 07/02/26 ................... 47,000 46,996,466
3.80%, 07/13/26 ................... 16,500 16,497,929
3.80%, 09/24/26 ................... 50,000 49,972,910
4.00%, 12/22/26 ................... 50,000 50,003,340
Canadian Imperial Bank of Commerce, New York
(1-day SOFR at 0.00% Floor + 0.40%),
4.03%, 08/03/26
(a)
................ 35,000 35,017,707
4.16%, 08/12/26 ................... 60,000 60,031,704
(1-day SOFR at 0.00% Floor + 0.40%),
4.03%, 11/09/26
(a)
................ 100,000 100,081,832
3.87%, 12/04/26 ................... 30,000 29,975,571
(1-day SOFR at 0.00% Floor + 0.40%),
4.03%, 12/14/26
(a)
................ 34,000 34,005,730
4.00%, 03/15/27 ................... 50,000 49,981,540
3.73%, 03/22/27 ................... 35,000 34,900,968
(1-day SOFR at 0.00% Floor + 0.47%),
4.10%, 04/27/27
(a)
................ 51,000 51,053,396
Security
Par (000)
Par (000) Value
Yankee (continued)
(1-day SOFR at 0.00% Floor + 0.42%),
4.05%, 05/10/27
(a)
................ USD 50,000 $ 50,032,135
Commonwealth Bank of Australia, New York,
(1-day SOFR + 0.30%), 3.93%, 10/13/26
(a)
.. 100,000 100,021,260
Cooperatieve Rabobank UA, New York,
4.00%, 02/10/27 ................... 55,000 55,026,274
Credit Agricole Corporate & Investment Bank,
New York
4.01%, 11/03/26 ................... 25,000 25,006,020
4.00%, 01/28/27 ................... 50,000 49,990,195
Credit Industriel et Commercial, New York, (1-day
SOFR + 0.25%), 3.88%, 11/10/26
(a)
....... 50,000 49,994,785
DNB Bank ASA, New York, 4.10%, 04/07/27 ... 26,000 26,025,350
DZ Bank AG, New York, 3.93%, 05/26/26 ..... 137,250 137,266,594
Mizuho Bank Ltd., New York, (1-day SOFR +
0.35%), 3.99%, 10/06/26
(a)
............ 61,000 61,018,483
MUFG Bank Ltd., New York
4.01%, 06/11/26 ................... 93,500 93,524,778
3.90%, 07/15/26 ................... 50,000 50,002,110
(1-day SOFR + 0.35%), 3.99%, 09/10/26
(a)
.. 92,800 92,831,497
(1-day SOFR + 0.22%), 3.86%, 09/15/26
(a)
.. 128,000 127,978,022
(1-day SOFR + 0.35%), 3.99%, 10/15/26
(a)
.. 47,000 47,015,679
Natixis SA, New York, 3.80%, 07/08/26 ...... 50,000 49,992,550
Nordea Bank Abp, New York
3.97%, 08/14/26 ................... 74,000 74,014,164
(1-day SOFR at 0.00% Floor + 0.33%),
3.96%, 12/15/26
(a)
................ 50,000 50,013,520
Oversea-Chinese Banking Corp. Ltd., New York
(1-day SOFR + 0.25%), 3.89%, 07/09/26
(a)
.. 100,000 100,020,260
3.75%, 08/04/26 ................... 53,915 53,888,398
Royal Bank of Canada, New York
4.10%, 08/14/26 ................... 20,750 20,760,136
(1-day SOFR at 0.00% Floor + 0.29%),
3.92%, 08/26/26
(a)
................ 50,000 50,018,425
3.74%, 10/05/26 ................... 45,000 44,966,561
(1-day SOFR at 0.00% Floor + 0.32%),
3.95%, 10/07/26
(a)
................ 49,000 49,016,954
3.96%, 11/18/26 ................... 45,000 44,997,493
3.85%, 12/04/26 ................... 80,000 79,945,504
4.00%, 03/12/27 ................... 70,000 69,969,739
Standard Chartered Bank, New York
(a)
(1-day SOFR + 0.44%), 4.07%, 11/23/26 ... 40,000 40,019,414
(1-day SOFR + 0.38%), 4.01%, 12/22/26 ... 54,000 54,002,176
(1-day SOFR + 0.40%), 4.03%, 12/28/26 ... 38,000 38,006,611
(1-day SOFR + 0.42%), 4.05%, 02/05/27 ... 40,000 40,008,067
Sumitomo Mitsui Banking Corp., New York, (1-
day SOFR + 0.36%), 3.99%, 10/15/26
(a)
... 122,000 122,053,521
Sumitomo Mitsui Trust, New York,
3.95%, 07/09/26 ................... 72,000 72,013,068
Svenska Handelsbanken AB, New York
(1-day SOFR at 0.00% Floor + 0.30%),
3.94%, 10/15/26
(a)
................ 91,000 91,005,633
3.94%, 11/17/26 ................... 25,000 24,990,562
(1-day SOFR at 0.00% Floor + 0.31%),
3.95%, 01/28/27
(a)
................ 75,000 75,022,200
(1-day SOFR at 0.00% Floor + 0.35%),
3.99%, 04/28/27
(a)
................ 40,000 39,992,096
Toronto Dominion Bank Strips, New York,
4.10%, 04/01/27 ................... 50,000 50,021,215
Toronto-Dominion Bank (The), New York
(1-day SOFR + 0.28%), 3.92%, 08/10/26
(a)
.. 63,000 63,017,350
(1-day SOFR + 0.32%), 3.96%, 10/07/26
(a)
.. 52,000 52,014,243
(1-day SOFR + 0.31%), 3.95%, 03/04/27
(a)
.. 30,000 29,996,962
4.00%, 03/12/27 ................... 50,500 50,467,756
(1-day SOFR + 0.31%), 3.95%, 03/23/27
(a)
.. 55,000 54,969,975
UBS AG, New York, 3.82%, 01/20/27 ....... 23,000 22,959,453

Schedule of Investments
(unaudited) (continued)
April 30, 2026
TempCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Yankee (continued)
Westpac Banking Corp., New York
4.00%, 03/12/27 ................... USD 47,000 $ 46,964,769
4.20%, 03/24/27 ................... 25,000 25,029,482
3,812,420,102
Total Certificates of Deposit — 19.5%
(Cost: $4,785,415,341) ............................ 4,785,100,898
Commercial Paper
Alinghi Funding Co. LLC (1-day SOFR + 0.48%),
4.11%, 01/27/27
(a)(c)
................. 44,000 44,002,169
Aquitaine Funding Co. LLC
(c)(d)
3.78%, 05/05/26 ................... 142,000 141,926,487
4.01%, 08/14/26 ................... 137,400 135,817,866
ASB Bank Ltd., 3.97%, 11/23/26
(c)(d)
........ 53,155 51,981,646
Australia & New Zealand Banking Group Ltd.
(c)
3.76%, 05/11/26
(d)
.................. 80,000 79,909,544
3.82%, 06/05/26
(d)
.................. 42,950 42,788,594
3.83%, 06/09/26
(d)
.................. 65,000 64,728,203
3.87%, 07/02/26
(d)
.................. 84,000 83,442,727
3.88%, 07/16/26
(d)
.................. 53,000 52,569,720
3.88%, 07/17/26
(d)
.................. 73,000 72,399,597
3.91%, 09/04/26
(d)
.................. 54,000 53,274,769
(1-day SOFR + 0.30%), 3.93%, 09/24/26
(a)
.. 65,500 65,502,122
3.95%, 10/08/26
(d)
.................. 64,850 63,739,210
Banco Bilbao Vizcaya Argentaria SA, 3.89%,
07/22/26
(d)
....................... 60,000 59,473,272
Bedford Row Funding Corp., 3.74%, 05/06/26
(c)(d)
255,000 254,843,226
Britannia Funding Co. LLC
(c)
3.76%, 05/04/26
(d)
.................. 35,000 34,985,590
3.76%, 05/06/26
(d)
.................. 61,000 60,962,296
(1-day SOFR + 0.34%), 3.97%, 07/30/26
(a)
.. 143,750 143,762,869
CDP Financial, Inc.
(c)(d)
3.91%, 08/04/26 ................... 74,000 73,247,368
3.94%, 08/24/26 ................... 69,000 68,145,794
Charta LLC, 3.89%, 06/18/26
(c)(d)
.......... 99,000 98,485,388
Chesham Finance Ltd.
(c)(d)
3.74%, 05/01/26 ................... 9,000 8,999,077
Series 4,3.75%, 05/05/26 ............. 77,000 76,960,461
3.75%, 05/06/26 ................... 170,000 169,895,212
Citigroup Global Markets Holdings, Inc. (1-day
SOFR + 0.30%), 3.94%, 08/03/26
(a)(c)
..... 100,000 100,000,000
Columbia Funding Co. LLC
(c)
3.92%, 07/13/26
(d)
.................. 52,300 51,887,750
3.92%, 07/15/26
(d)
.................. 100,000 99,190,320
(1-day SOFR + 0.45%), 4.08%, 08/03/26
(a)
.. 45,000 45,016,230
Commonwealth Bank of Australia, 4.09%,
03/12/27
(c)(d)
...................... 51,500 49,723,847
Concord Minutemen Capital Co. LLC
(c)
3.93%, 06/08/26
(d)
.................. 77,880 77,554,415
(1-day SOFR + 0.35%), 3.98%, 06/17/26
(a)
.. 76,500 76,514,173
Constellation Funding Co. LLC
(c)(d)
3.78%, 05/06/26 ................... 49,000 48,969,551
3.98%, 08/17/26 ................... 61,400 60,678,188
Credit Industriel et Commercial, 3.88%,
08/05/26
(c)(d)
...................... 52,865 52,325,455
DBS Bank Ltd., 3.80%, 05/26/26
(c)(d)
........ 80,855 80,636,627
DNB Bank ASA
(c)(d)
3.76%, 07/07/26 ................... 30,000 29,791,575
3.96%, 01/07/27 ................... 125,650 122,291,639
Hqla Funding LLC, 3.78%, 05/01/26
(c)(d)
...... 199,600 199,579,301
ING US Funding LLC
(c)
(1-day SOFR + 0.27%), 3.91%, 06/26/26
(a)
.. 50,000 50,011,230
3.96%, 07/28/26
(d)
.................. 61,000 60,416,132
(1-day SOFR + 0.34%), 3.98%, 09/28/26
(a)
.. 48,000 48,011,448
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
(1-day SOFR + 0.30%), 3.94%, 10/06/26
(a)
.. USD 48,000 $ 48,000,389
(1-day SOFR + 0.25%), 3.88%, 12/01/26
(a)
.. 76,000 75,954,666
Intrepid Funding Co. LLC
(c)(d)
3.75%, 05/07/26 ................... 36,019 35,993,088
3.96%, 08/28/26 ................... 48,715 48,088,199
Ionic Funding LLC, 3.83%, 05/06/26
(d)
....... 167,000 166,894,823
Lloyds Bank plc
(c)
3.90%, 07/01/26
(d)
.................. 68,500 68,049,270
(1-day SOFR + 0.30%), 1.00%, 12/01/26
(a)
.. 50,000 49,981,830
(1-day SOFR + 0.34%), 3.98%, 12/21/26
(a)
.. 60,000 59,993,118
LMA- Americas LLC, 4.01%, 08/06/26
(c)(d)
..... 35,480 35,101,840
Mackinac Funding Co. LLC, 3.93%, 07/14/26
(c)(d)
70,000 69,439,272
Macquarie Bank Ltd.
(c)
(1-day SOFR + 0.23%), 3.87%, 05/04/26
(a)
.. 60,000 60,000,948
3.79%, 05/20/26
(d)
.................. 65,000 64,865,164
4.01%, 08/24/26
(d)
.................. 75,500 74,549,432
4.04%, 09/24/26
(d)
.................. 60,000 59,039,844
(1-day SOFR + 0.27%), 3.91%, 11/30/26
(a)
.. 56,500 56,476,530
4.09%, 03/29/27
(d)
.................. 50,000 48,185,490
4.10%, 04/22/27
(d)
.................. 52,000 49,974,299
Mainbeach Funding LLC, 3.98%, 08/20/26
(c)(d)
.. 86,320 85,278,023
MUFG Bank Ltd., 4.00%, 11/02/26
(d)
........ 48,140 47,178,919
National Australia Bank Ltd. (1-day SOFR +
0.37%), 4.00%, 03/17/27
(a)(c)
........... 102,000 102,002,428
National Bank of Canada
(c)
3.82%, 05/27/26
(d)
.................. 102,500 102,211,555
(1-day SOFR + 0.38%), 4.01%, 05/29/26
(a)
.. 35,000 35,008,179
3.93%, 08/25/26
(d)
.................. 127,750 126,160,662
(1-day SOFR + 0.40%), 4.03%, 12/18/26
(a)
.. 51,000 51,037,397
(1-day SOFR + 0.38%), 4.01%, 02/09/27
(a)
.. 35,000 35,017,887
4.01%, 02/11/27
(d)
.................. 76,750 74,386,000
(1-day SOFR + 0.34%), 3.97%, 03/10/27
(a)
.. 50,000 49,998,404
(1-day SOFR + 0.40%), 4.03%, 04/09/27
(a)
.. 50,000 49,996,130
Nordea Bank Abp
(c)(d)
3.80%, 06/01/26 ................... 82,000 81,727,858
3.88%, 08/03/26 ................... 59,000 58,409,410
Old Line Funding LLC
(c)(d)
3.78%, 05/18/26 ................... 102,200 102,009,724
3.88%, 06/09/26 ................... 50,000 49,788,150
Overwatch Alpha Funding LLC, 3.74%,
05/01/26
(c)(d)
...................... 36,000 35,996,310
Ridgefield Funding Co. LLC
(c)
(1-day SOFR + 0.22%), 3.85%, 08/03/26
(a)
.. 141,600 141,619,569
3.96%, 08/06/26
(d)
.................. 48,019 47,514,426
3.98%, 08/21/26
(d)
.................. 150,000 148,172,535
Royal Bank of Canada
(c)
3.82%, 05/27/26
(d)
.................. 67,050 66,861,147
(1-day SOFR + 0.27%), 3.90%, 08/10/26
(a)
.. 50,000 50,013,495
Skandinaviska Enskilda Banken AB
(c)
3.78%, 05/27/26
(d)
.................. 97,000 96,729,428
3.81%, 06/10/26
(d)
.................. 70,500 70,199,233
(1-day SOFR + 0.31%), 3.95%, 09/23/26
(a)
.. 63,800 63,818,049
(1-day SOFR + 0.27%), 3.91%, 02/26/27
(a)
.. 65,000 64,955,280
4.06%, 04/02/27
(d)
.................. 73,500 70,820,991
Starbird Funding Corp., 3.94%, 08/03/26
(c)(d)
... 141,500 140,063,648
Svenska Handelsbanken AB
(c)
3.89%, 09/18/26
(d)
.................. 61,850 60,934,861
(1-day SOFR + 0.30%), 3.94%, 09/29/26
(a)
.. 113,500 113,521,735
(1-day SOFR + 0.27%), 3.91%, 02/19/27
(a)
.. 49,400 49,365,707
Swedbank AB, 3.79%, 06/10/26
(c)(d)
......... 62,500 62,234,831
UBS AG
(a)(c)
(1-day SOFR + 0.40%), 4.07%, 11/05/26 ... 45,000 45,011,405
(1-day SOFR + 0.36%), 4.03%, 01/11/27 ... 52,250 52,248,201
Verto Capital Compartment B, 3.78%, 05/01/26
(c)
(d)
............................. 73,000 72,992,408

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
TempCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Verto Capital I-A LLC (1-day SOFR + 0.15%),
3.78%, 05/07/26
(a)(c)
................. USD 225,000 $ 225,027,495
Westpac Banking Corp.
(c)(d)
3.90%, 06/26/26 ................... 78,015 77,542,339
3.97%, 10/30/26 ................... 66,204 64,912,671
4.00%, 11/30/26 ................... 30,900 30,190,363
4.06%, 01/25/27 ................... 90,700 88,039,669
4.06%, 01/29/27 ................... 80,000 77,618,992
Total Commercial Paper — 30.1%
(Cost: $7,393,255,725) ............................ 7,391,644,804
Corporate Bonds
Commercial Services & Supplies — 0.1%
Ecmc Group, Inc., Series 23-1, 3.72%, 05/07/26
(f)
35,400 35,400,000
Insurance — 0.1%
New York Life Global Funding, (1-day SOFR +
0.34%), 4.02%, 08/24/26
(a)(c)
........... 23,340 23,339,301
Total Corporate Bonds — 0.2%
(Cost: $58,740,000) ............................... 58,739,301
Municipal Bonds
California — 0.0%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates , Series 2021-
XMT0955, RB , VRDN (JPMorgan Chase Bank
NA LOC) , 3.82%, 05/07/26
(c)(e)(f)
......... 6,300 6,300,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp. , Series 2023-
1, RB , VRDN (Royal Bank of Canada LOC) ,
3.72%, 05/07/26
(f)
.................. 8,661 8,661,000
New York — 0.1%
State of New York Mortgage Agency Homeowner
Mortgage , Series 238, RB , VRDN (Barclays
Bank plc LOC) , 3.70%, 05/07/26
(f)
........ 18,000 18,000,000
Other — 0.2%
(c)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9043, RB , VRDN
(Mizuho Bank Ltd. LOC) , 3.76%, 05/07/26 .. 30,370 30,370,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates , Series
2019-TMFT005, RB , VRDN (Barclays Bank
plc LOC) , 3.77%, 05/07/26 ............ 4,915 4,915,000
Tender Option Bond Trust Receipts/Certificates ,
Series 2021-XF2953TX, RB , VRDN (Barclays
Bank plc LOC) , 3.77%, 05/07/26 ........ 13,366 13,366,065
48,651,065
Texas — 0.0%
North Texas Higher Education Authority, Inc. ,
Series 2023-1, RB , VRDN (Royal Bank of
Canada LOC) , 3.72%, 05/07/26
(f)
........ 6,800 6,800,000
Total Municipal Bonds — 0.4%
(Cost: $88,412,065) ............................... 88,412,065
Security
Par (000)
Pa r (000) Value
Time Deposits
Australia & New Zealand Banking Group Ltd.,
3.65%, 05/01/26 ................... USD 350,000 $ 350,000,000
Canadian Imperial Bank of Commerce,
3.63%, 05/01/26 ................... 85,000 85,000,000
Credit Agricole Corporate & Investment Bank SA,
3.63%, 05/01/26 ................... 127,837 127,837,000
Erste Group Bank AG, 3.62%, 05/01/26 ...... 250,000 250,000,000
First Abu Dhabi Bank USA NV, 3.62%, 05/01/26 150,000 150,000,000
ING Bank NV, 3.68%, 05/06/26 ........... 203,000 203,000,000
KBC Bank NV, 3.63%, 05/01/26 ........... 200,000 200,000,000
Mizuho Bank Ltd., 3.64%, 05/01/26 ......... 200,000 200,000,000
National Bank of Canada, 3.63%, 05/01/26 ... 250,000 250,000,000
Royal Bank of Canada, 3.66%, 05/01/26 ..... 190,000 190,000,000
Skandinaviska Enskilda Banken AB,
3.63%, 05/01/26 ................... 300,000 300,000,000
Svenska Handelsbanken AB, 3.62%, 05/01/26 . 272,000 272,000,000
Total Time Deposits — 10.5%
(Cost: $2,577,837,000) ............................ 2,577,837,000
U.S. Government Sponsored Agency Obligations
Federal Home Loan Bank Discount Notes,
3.67%, 06/26/26
(d)
................. 220,000 218,746,000
Total U.S. Government Sponsored Agency Obligations — 0.9%
(Cost: $218,759,444) .............................. 218,746,000
U.S. Treasury Obligations
U.S. Treasury Bills
(d)
2.87%, 05/05/26 ................... 66,021 65,995,048
3.63%, 07/23/26 ................... 273,000 270,737,248
3.68%, 03/18/27 ................... 124,000 120,067,973
U.S. Treasury Notes
4.00%, 01/15/27 ................... 99,000 99,189,492
4.25%, 03/15/27 ................... 120,000 120,509,906
Total U.S. Treasury Obligations — 2.7%
(Cost: $676,782,987) .............................. 676,499,667
Total Repurchase Agreements — 34.4%
(Cost: $8,454,820,000) ............................ 8,454,820,000
Total Investments — 98.7%
(Cost: $24,254,022,562 ) ............................ 24,251,799,735
Other Assets Less Liabilities — 1.3% .................... 307,064,091
Net Assets — 100.0% ...............................
$ 24,558,863,826

Schedule of Investments
(unaudited) (continued)
April 30, 2026
TempCash
Schedules of Investments

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Issuer is a U.S. branch of a foreign domiciled bank.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Rates are the current rate or a range of current rates as of period end.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
TempCash

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 3.64% 04/30/26 05/01/26 $ 1,000 $ 1,000,000 $ 1,000,101
U.S. Treasury
Obligation, 0.00%, due
11/15/30 ......... $ 1,225,567 $ 1,020,000
3.65 04/30/26 05/01/26 1,000 1,000,000 1,000,101
U.S. Government
Sponsored Agency
Obligation, 4.00%, due
07/16/64 ......... 1,183,789 1,050,000
3.65 04/30/26 05/01/26 52,000 52,000,000 52,005,272
Corporate/Debt
Obligations, 0.50% to
9.79%, due 11/01/29 to
02/25/71 ......... 110,801,513 55,640,000
3.67 04/30/26 05/01/26 44,000 44,000,000 44,004,486
Corporate/Debt
Obligations, 0.00% to
8.87%, due 05/18/26 to
03/25/71 ......... 855,158,029 47,616,402
3.93
(a)
04/30/26 06/05/26 175,000 175,000,000 175,687,750
Corporate/Debt
Obligations, 0.15% to
9.27%, due 11/25/26 to
04/25/71 ......... 2,117,407,621 187,250,000
– –
$ 273,000,000 $ 292,576,402
– –
Bank of Nova Scotia
(The) .......... 3.72
(b)
04/30/26 05/01/26 150,000 150,000,000 150,015,500
Corporate/Debt
Obligations, 3.10% to
6.50%, due 05/15/27 to
12/31/79 ......... 171,053,000 157,516,280
3.86
(b)
04/30/26 05/01/26 290,000 290,000,000 290,031,094
Corporate/Debt
Obligations, 2.00% to
8.60%, due 08/04/26 to
01/15/56 ......... 312,441,000 304,532,652
4.04
(a)
04/30/26 06/05/26 35,000 35,000,000 35,141,400
Corporate/Debt
Obligations, 1.15% to
5.25%, due 09/15/26 to
05/15/53 ......... 40,493,000 36,754,134
– –
$ 475,000,000 $ 498,803,066
– –
Barclays Bank plc ... 3.64 04/30/26 05/01/26 1,000 1,000,000 1,000,101
U.S. Treasury
Obligations, 1.50% to
4.75%, due 01/31/27 to
08/15/55 ......... 1,048,200 1,020,008
3.72
(a)
04/30/26 05/08/26 48,000 48,000,000 48,039,680
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.50%, due 08/25/27 to
03/20/66 ......... 1,206,188,563 50,324,620
3.74
(b)
04/30/26 05/01/26 460,000 460,000,000 460,047,789
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 1.15% to
7.75%, due 06/03/26 to
12/15/66 ......... 489,335,000 483,000,700
3.76
(b)
04/30/26 05/01/26 35,000 35,000,000 35,003,656
Corporate/Debt
Obligations, 0.20% to
7.35%, due 07/01/35 to
07/25/65 ......... 97,120,104 37,482,678
3.76
(a)
04/30/26 05/08/26 21,000 21,000,000 21,017,547
Corporate/Debt
Obligations, 1.20% to
8.21%, due 03/10/33 to
10/25/68 ......... 26,345,521 22,470,000

Schedule of Investments
(unaudited) (continued)
April 30, 2026
TempCash
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
3.84%
(b)
04/30/26 05/01/26 $ 21,000 $ 21,000,000 $ 21,002,240
Corporate/Debt
Obligations, 3.90% to
9.20%, due 02/23/28 to
12/21/65 ......... $ 24,628,000 $ 23,100,459
– –
$ 586,000,000 $ 617,398,465
– –
Barclays Capital, Inc. . 3.87
(a)
04/30/26 06/05/26 108,000 108,000,000 108,417,960
Corporate/Debt
Obligation, 0.00%, due
07/29/26 ......... 114,464,405 113,400,001
– –
BNP Paribas SA .... 3.64 04/30/26 05/01/26 1,000 1,000,000 1,000,101
U.S. Treasury
Obligations, 0.00% to
4.75%, due 07/02/26 to
05/15/55 ......... 989,600 1,020,072
3.65 04/30/26 05/01/26 1,000 1,000,000 1,000,101
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.50%, due 02/01/51 to
04/20/56 ......... 1,186,074 1,020,018
3.74
(b)
04/30/26 05/01/26 6,500 6,500,000 6,500,675
Corporate/Debt
Obligations, 1.70% to
6.88%, due 06/03/28 to
10/20/38 ......... 6,606,000 6,829,720
3.84
(b)
04/30/26 05/01/26 70,000 70,000,000 70,007,467
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 0.00% to
14.00%, due 07/01/26
to 01/15/84 ....... 79,556,005 77,946,379
– –
$ 78,500,000 $ 86,816,189
– –
Citigroup Global Markets,
Inc. ........... 3.64
(c)
04/30/26 05/01/26 1,000 1,000,000 1,000,101
U.S. Treasury
Obligations, 2.25% to
3.63%, due 02/15/27 to
10/31/30 ......... 1,031,598 1,020,000
3.64 04/30/26 05/01/26 1,000 1,000,000 1,000,101
U.S. Treasury
Obligations, 2.13% to
4.63%, due 03/31/29 to
10/31/32 ......... 1,000,400 1,020,036
3.65 04/30/26 05/01/26 89,000 89,000,000 89,009,024
U.S. Government
Sponsored Agency
Obligations, 4.15% to
4.93%, due 01/01/30 to
11/01/40 ......... 93,735,163 91,670,001
3.70
(b)
04/30/26 05/01/26 48,000 48,000,000 48,004,933
Corporate/Debt
Obligations, 0.00%, due
05/04/26 to 09/30/26 50,518,027 50,400,001
3.94
(a)
04/30/26 07/02/26 5,000 5,000,000 5,034,475
Corporate/Debt
Obligation, 0.00%, due
07/24/26 ......... 5,299,353 5,250,000
– –
$ 144,000,000 $ 149,360,038
– –
Credit Agricole Corporate
& Investment Bank SA 3.65 04/30/26 05/07/26 25,000 25,000,000 25,017,743
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.50%, due
07/31/27 to 05/20/65 80,695,943 25,573,272
3.67 04/30/26 05/01/26 83,000 83,000,000 83,008,461
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 0.00% to
7.50%, due 05/29/26 to
08/21/42 ......... 87,620,497 87,142,391

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
TempCash

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
3.71%
(a)
04/30/26 05/08/26 $ 95,000 $ 95,000,000 $ 95,078,322
Corporate/Debt
Obligations, 0.00% to
6.88%, due 06/17/26 to
07/25/51 ......... $ 101,100,907 $ 101,743,165
– –
$ 203,000,000 $ 214,458,828
– –
Fixed Income Clearing
Corporation - BNY . 3.65 04/30/26 05/01/26 549,000 549,000,000 549,055,663
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
3.38% to 7.00%, due
11/30/27 to 02/01/56 . 1,097,115,453 564,881,299
– –
Fixed Income Clearing
Corporation - BOFA 3.64 04/30/26 05/01/26 500,000 500,000,000 500,050,556
U.S. Treasury
Obligations, 0.00% to
4.88%, due 07/23/26 to
02/15/54 ......... 609,745,100 510,000,085
– –
Fixed Income Clearing
Corporation - CITI . 3.65 04/30/26 05/01/26 1,000 1,000,000 1,000,101
U.S. Treasury
Obligations, 0.00% to
6.63%, due 10/08/26 to
02/15/50 ......... 1,748,700 1,020,073
– –
Fixed Income Clearing
Corporation - GS .. 3.64 04/30/26 05/01/26 500,000 500,000,000 500,050,556
U.S. Treasury
Obligation, 4.25%, due
11/15/40 ......... 528,020,400 510,000,094
– –
Fixed Income Clearing
Corporation - JPM . 3.64 04/30/26 05/01/26 499,000 499,000,000 499,050,454
U.S. Treasury
Obligations, 0.00% to
4.63%, due 05/05/26 to
07/31/30 ......... 507,027,300 508,980,006
– –
Fixed Income Clearing
Corporation - NOMU 3.64 04/30/26 05/01/26 838,000 838,000,000 838,084,731
U.S. Treasury
Obligations, 1.13% to
4.50%, due 04/30/28 to
11/15/49 ......... 853,838,100 854,760,000
– –
Fixed Income Clearing
Corporation - SSB . 3.64 04/30/26 05/01/26 1,000 1,000,000 1,000,101
U.S. Treasury
Obligations, 1.25% to
4.75%, due 06/30/28 to
11/15/53 ......... 1,180,700 1,122,065
– –
Fixed Income Clearing
Corporation - WF .. 3.64 04/30/26 05/01/26 1,000 1,000,000 1,000,101
U.S. Treasury
Obligation, 0.00%, due
08/25/26 ......... 1,032,100 1,020,074
– –
Goldman Sachs & Co.
LLC ........... 3.65 04/30/26 05/01/26 86,000 86,000,000 86,008,720
U.S. Government
Sponsored Agency
Obligations, 2.50% to
6.50%, due 08/15/43 to
04/20/56 ......... 104,935,130 87,720,000
4.05
(a)
04/30/26 06/15/26 115,000 115,000,000 115,595,125
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
6.77%, due 07/15/29 to
02/25/66 ......... 4,386,009,103 121,682,413
– –
$ 201,000,000 $ 209,402,413
– –
JP Morgan Securities
LLC ........... 3.64 04/30/26 05/01/26 5,000 5,000,000 5,000,506
U.S. Treasury
Obligations, 1.13% to
4.00%, due 08/15/28 to
08/15/40 ......... 5,093,400 5,100,013

Schedule of Investments
(unaudited) (continued)
April 30, 2026
TempCash
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
3.65% 04/30/26 05/01/26 $ 709,000 $ 709,000,000 $ 709,071,885
U.S. Government
Sponsored Agency
Obligations, 1.50% to
7.00%, due 06/20/37 to
12/20/55 ......... $ 804,564,595 $ 723,180,000
3.66
(a)
04/30/26 05/08/26 196,000 196,000,000 196,159,413
U.S. Government
Sponsored Agency
Obligation, 6.00%, due
06/20/55 ......... 267,052,123 199,920,000
3.68
(b)
04/30/26 05/01/26 75,000 75,000,000 75,007,667
Corporate/Debt
Obligations, 0.00%, due
05/01/26 ......... 2,521,580 82,500,014
3.76
(b)
04/30/26 05/01/26 50,000 50,000,000 50,005,222
Corporate/Debt
Obligations, 0.00% to
4.00%, due 05/07/26 to
04/30/29 ......... 52,548,523 52,500,000
3.81
(a)
04/30/26 05/08/26 169,000 169,000,000 169,143,087
Corporate/Debt
Obligations, 0.00%, due
05/01/26 ......... 2,964,817 185,900,005
3.84
(b)
04/30/26 05/01/26 25,000 25,000,000 25,002,667
Corporate/Debt
Obligations, 1.85% to
7.20%, due 12/01/27 to
05/01/55 ......... 26,476,000 26,405,207
3.84
(a)
04/30/26 05/08/26 100,000 100,000,000 100,085,333
Corporate/Debt
Obligations, 2.30% to
7.95%, due 06/08/27 to
12/31/79 ......... 104,788,000 105,000,042
3.86
(b)
04/30/26 05/01/26 37,000 37,000,000 37,003,967
Corporate/Debt
Obligations, 1.30% to
7.65%, due 06/15/27 to
07/15/62 ......... 40,249,418 39,237,099
3.89
(a)
04/30/26 05/08/26 90,000 90,000,000 90,077,800
Corporate/Debt
Obligations, 0.00% to
7.50%, due 09/15/28 to
05/15/87 ......... 101,085,000 94,500,445
3.89
(a)
04/30/26 05/08/26 156,320 156,320,000 156,455,130
Corporate/Debt
Obligations, 2.00% to
4.00%, due 03/01/28 to
03/15/31 ......... 99,406,000 175,078,854
4.01
(a)
04/30/26 07/30/26 40,000 40,000,000 40,405,456
Corporate/Debt
Obligations, 2.11% to
8.11%, due 05/01/27 to
11/15/55 ......... 45,052,922 42,120,019
4.12
(a)
04/30/26 07/30/26 90,000 90,000,000 90,937,300
Corporate/Debt
Obligations, 3.60% to
9.75%, due 10/04/26 to
10/01/54 ......... 101,445,869 98,546,694
4.12
(a)
04/30/26 07/30/26 65,000 65,000,000 65,676,939
Corporate/Debt
Obligations, 1.75% to
7.20%, due 08/25/27 to
03/12/71 ......... 70,011,000 69,469,563
– –
$ 1,807,320,000 $ 1,899,457,955
– –
Mizuho Securities USA
LLC ........... 4.09
(a)
04/30/26 06/05/26 129,000 129,000,000 129,527,610
Corporate/Debt
Obligations, 2.31% to
10.40%, due 04/16/29
to 06/25/60 ....... 347,823,409 138,030,000
– –
Natixis SA ......... 3.75
(b)
04/30/26 05/01/26 14,000 14,000,000 14,001,458
Corporate/Debt
Obligations, 2.65% to
7.38%, due 03/15/27 to
12/31/79 ......... 15,112,000 14,700,000
– –

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
TempCash

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Nomura Securities
International, Inc. .. 3.65% 04/30/26 05/01/26 $ 1,000 $ 1,000,000 $ 1,000,101
U.S. Government
Sponsored Agency
Obligation, 5.50%, due
03/20/56 ......... $ 1,004,000 $ 1,021,079
– –
Scotia Capital USA, Inc. 4.04
(a)
04/30/26 06/05/26 10,000 10,000,000 10,040,400
Corporate/Debt
Obligations, 2.75% to
8.63%, due 06/01/26 to
11/26/85 ......... 11,419,275 11,136,035
– –
TD Securities USA LLC 3.72
(b)
04/30/26 05/01/26 139,000 139,000,000 139,014,363
Corporate/Debt
Obligations, 4.50% to
11.25%, due 02/15/27
to 03/15/36 ....... 157,548,000 159,094,897
3.74
(a)
04/30/26 05/03/26 100,000 100,000,000 100,031,167
Corporate/Debt
Obligations, 0.00%, due
05/01/26 ......... 832,867 110,000,002
3.74
(a)
04/30/26 05/08/26 55,000 55,000,000 55,045,711
Corporate/Debt
Obligations, 4.00% to
10.00%, due 07/15/28
to 08/01/33 ....... 61,489,000 61,734,659
3.75
(a)
04/30/26 05/04/26 185,000 185,000,000 185,077,083
Corporate/Debt
Obligations, 0.00%, due
05/01/26 ......... 2,067,845 203,500,006
3.76
(b)
04/30/26 05/01/26 50,000 50,000,000 50,005,222
Corporate/Debt
Obligations, 3.75% to
10.50%, due 04/28/27
to 03/15/40 ....... 55,665,000 56,004,801
3.76
(a)
04/30/26 05/08/26 250,000 250,000,000 250,208,889
Corporate/Debt
Obligations, 0.00%, due
05/01/26 ......... 1,990,099 275,000,125
3.94
(a)
04/30/26 06/05/26 63,000 63,000,000 63,248,220
Corporate/Debt
Obligations, 2.87% to
6.69%, due 01/14/33 to
02/25/36 ......... 63,696,000 66,169,375
– –
$ 842,000,000 $ 931,503,865
– –
Wells Fargo Securities
LLC ........... 3.65 04/30/26 05/01/26 501,000 501,000,000 501,050,796
U.S. Government
Sponsored Agency
Obligations, 0.00% to
5.50%, due 07/20/34 to
06/16/68 ......... 10,487,894,963 526,050,000
4.05
(a)
04/30/26 08/09/26 170,000 170,000,000 171,931,625
Corporate/Debt
Obligations, 1.60% to
7.15%, due 09/13/32 to
04/25/71 ......... 694,072,351 181,900,480
4.10
(a)
04/30/26 08/09/26 23,000 23,000,000 23,264,564
Corporate/Debt
Obligations, 2.02% to
4.13%, due 09/01/28 to
07/01/51 ......... 29,575,000 24,614,350
– –
$ 694,000,000 $ 732,564,830
– –
$ 8,454,820,000 $ 8,862,412,862
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Traded in a joint account.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
TempCash
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 4,785,100,898 $ — $ 4,785,100,898
Commercial Paper ....................................... — 7,391,644,804 — 7,391,644,804
Corporate Bonds ........................................ — 58,739,301 — 58,739,301
Municipal Bonds ......................................... — 88,412,065 — 88,412,065
Repurchase Agreements ................................... — 8,454,820,000 — 8,454,820,000
Time Deposits .......................................... — 2,577,837,000 — 2,577,837,000
U.S. Government Sponsored Agency Obligations ................... — 218,746,000 — 218,746,000
U.S. Treasury Obligations ................................... — 676,499,667 — 676,499,667
$ — $ 24,251,799,735 $ — $ 24,251,799,735

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
T-Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
3.38% , 05/14/26 ................... USD 1,383,006 $ 1,381,041,854
3.46% , 05/19/26 ................... 441,570 440,784,005
3.46% , 05/21/26 ................... 1,546,385 1,543,197,623
3.50% , 05/26/26 ................... 19,400 19,351,163
3.50% , 05/28/26 ................... 1,816,631 1,811,637,569
3.55% , 06/04/26 ................... 1,732,522 1,726,574,157
3.58% , 06/11/26 ................... 782,544 779,111,040
3.60% , 06/18/26 ................... 531,866 529,387,504
3.63% , 06/25/26 ................... 2,106,882 2,095,664,958
3.62% , 07/02/26 ................... 98,505 97,911,234
3.63% , 07/09/26 ................... 607,500 603,453,796
3.62% , 07/21/26 ................... 700,000 694,286,688
3.64% , 08/06/26 ................... 252,932 250,474,265
3.66% , 08/11/26 ................... 2,482,430 2,457,109,214
3.64% , 08/13/26 ................... 1,529,600 1,514,134,048
3.65% , 08/20/26 ................... 996,800 986,042,869
3.65% , 09/03/26 ................... 2,945,790 2,909,164,333
3.66% , 09/10/26 ................... 903,800 892,085,245
3.69% , 09/24/26 ................... 195,080 192,208,097
3.67% , 10/01/26 ................... 1,170,240 1,152,628,580
3.67% , 10/08/26 ................... 423,906 417,095,048
3.69% , 10/22/26 ................... 41,470 40,750,426
3.66% , 12/24/26 ................... 1,746,609 1,707,746,442
3.65% , 01/21/27 ................... 77,991 76,050,053
3.67% , 02/18/27 ................... 580,715 564,664,493
3.68% , 03/18/27 ................... 1,800,000 1,744,065,754
U.S. Treasury Notes
1.63% , 05/15/26 ................... 171,655 171,500,595
0.88% , 06/30/26 ................... 862,335 857,746,401
1.88% , 06/30/26 ................... 116,800 116,368,192
4.63% , 06/30/26 ................... 388,370 388,660,789
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.18%),
3.80% , 07/31/26
(b)
................ 948,360 948,230,767
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
3.83% , 10/31/26
(b)
................ 3,723,650 3,724,526,911
4.13% , 10/31/26 ................... 50,402 50,499,368
1.25% , 11/30/26 ................... 76,900 75,879,596
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.25% , 11/30/26 ................... USD 837,366 $ 840,516,636
4.25% , 12/31/26 ................... 351,085 352,654,283
4.00% , 01/15/27 ................... 106,900 107,219,703
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.72% , 01/31/27
(b)
................ 3,147,400 3,147,432,227
4.13% , 01/31/27 ................... 153,800 154,441,782
4.13% , 02/15/27 ................... 24,535 24,624,920
1.88% , 02/28/27 ................... 250,000 246,545,880
4.13% , 02/28/27 ................... 1,736,000 1,743,750,340
4.25% , 03/15/27 ................... 410,200 412,708,642
2.50% , 03/31/27 ................... 117,900 116,816,685
3.88% , 03/31/27 ................... 941,300 944,023,051
2.75% , 04/30/27 ................... 165,140 163,585,397
3.75% , 04/30/27 ................... 1,306,270 1,306,183,782
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
3.78% , 04/30/27
(b)
................ 1,483,795 1,483,878,550
0.50% , 05/31/27 ................... 139,800 134,942,704
2.63% , 05/31/27 ................... 21,400 21,133,336
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
3.80% , 07/31/27
(b)
................ 1,716,047 1,715,415,137
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.19%),
3.83% , 10/31/27
(b)
................ 3,912,171 3,914,476,337
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.74% , 01/31/28
(b)
................ 864,400 864,222,498
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.75% , 04/30/28
(b)
................ 465,116 465,116,300
Total U.S. Treasury Obligations — 41 .3%
(Cost: $ 51,119,721,267 ) ............................ 51,119,721,267
Total Repurchase Agreements — 53 .7%
(Cost: $ 66,374,750,000 ) ............................ 66,374,750,000
Total Investments — 95 .0%
(Cost: $ 117,494,471,267 ) ........................... 117,494,471,267
Other Assets Less Liabilities — 5.0% .................... 6,131,682,203
Net Assets — 100.0% ...............................
$ 123,626,153,470
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
T-Fund
Schedules of Investments

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 3 .64% 04/30/26 05/01/26 $ 50,000 $ 50,000,000 $ 50,005,056
U.S. Treasury
Obligation, 4.13%, due
11/15/32 ......... $ 50,223,200 $ 51,000,090
3 .64 04/30/26 05/01/26 10,000 10,000,000 10,001,011
U.S. Treasury
Obligations, 0.00% to
4.13%, due 11/30/31 to
02/15/36 ......... 15,608,430 10,200,000
3 .64
(a)
04/30/26 05/01/26 400,000 400,000,000 400,040,444
U.S. Treasury
Obligations, 1.38% to
3.88%, due 04/30/31 to
02/15/45 ......... 442,335,280 408,000,001
3 .66
(b)
04/30/26 05/08/26 1,000,000 1,000,000,000 1,000,813,333
U.S. Treasury
Obligations, 0.00% to
4.75%, due 02/15/31 to
02/15/45 ......... 1,261,406,558 1,020,000,000
– –
$ 1,460,000,000 $ 1,489,200,091
– –
Bank of Montreal .... 3 .64 04/30/26 05/01/26 1,000 1,000,000 1,000,101
U.S. Treasury
Obligation, 0.00%, due
04/15/27 ......... 1,057,100 1,020,059
– –
Bank of Nova Scotia
(The) .......... 3 .64 04/30/26 05/01/26 10,000 10,000,000 10,001,011
U.S. Treasury
Obligations, 1.00% to
3.63%, due 10/15/27 to
03/31/29 ......... 9,296,000 10,201,107
– –
Barclays Bank plc ... 3 .64 04/30/26 05/01/26 10,000 10,000,000 10,001,011
U.S. Treasury
Obligations, 0.00%, due
02/15/27 to 05/15/37 10,506,154 10,200,000
– –
BNP Paribas SA .... 3 .64 04/30/26 05/01/26 5,000 5,000,000 5,000,506
U.S. Treasury
Obligations, 0.00%, due
05/21/26 to 04/15/27 5,110,700 5,100,009
3 .64 04/30/26 05/01/26 2,000 2,000,000 2,000,202
U.S. Treasury
Obligations, 0.00% to
4.75%, due 07/31/26 to
02/15/56 ......... 1,922,100 2,040,071
3 .64
(b)
04/30/26 05/08/26 325,000 325,000,000 325,262,889
U.S. Treasury
Obligations, 0.00% to
4.63%, due 11/30/27 to
05/15/54 ......... 369,878,825 331,500,003
3 .64
(b)
04/30/26 05/08/26 500,000 500,000,000 500,404,444
U.S. Treasury
Obligations, 0.00% to
4.88%, due 05/15/26 to
05/15/55 ......... 521,816,626 510,000,000
– –
$ 832,000,000 $ 848,640,083
– –
Citibank NA ........ 3 .64 04/30/26 05/01/26 100,000 100,000,000 100,010,111
U.S. Treasury
Obligations, 0.00% to
6.38%, due 05/31/26 to
02/15/55 ......... 88,989,900 102,000,098
3 .78 03/27/26 09/25/26 2,500,000 2,500,000,000 2,547,775,000
U.S. Treasury
Obligations, 0.00% to
6.25%, due 07/15/26 to
02/15/56 ......... 2,009,921,900 2,550,000,033
– –
$ 2,600,000,000 $ 2,652,000,131
– –
Citigroup Global Markets,
Inc. ........... 3 .62
(b)
04/30/26 05/08/26 1,150,000 1,150,000,000 1,150,925,111
U.S. Treasury
Obligations, 0.00% to
3.75%, due 06/16/26 to
10/31/32 ......... 1,182,375,400 1,173,000,052
3 .64 04/30/26 05/01/26 100,000 100,000,000 100,010,111
U.S. Treasury
Obligations, 1.88% to
4.88%, due 05/31/26 to
03/31/33 ......... 101,440,400 102,000,023

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
T-Fund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
3 .64% 04/30/26 05/01/26 $ 2,862,000 $ 2,862,000,000 $ 2,862,289,380
U.S. Treasury
Obligations, 3.50% to
4.25%, due 06/30/29 to
11/30/30 ......... $ 2,898,155,700 $ 2,919,240,016
3 .64
(a)
04/30/26 05/01/26 385,000 385,000,000 385,038,928
U.S. Treasury
Obligations, 2.25% to
3.63%, due 02/15/27 to
10/31/30 ......... 397,165,076 392,700,001
3 .74 04/10/26 10/09/26 650,000 650,000,000 662,290,056
U.S. Treasury
Obligations, 0.00% to
4.13%, due 02/18/27 to
04/30/33 ......... 667,735,300 663,000,052
– –
$ 5,147,000,000 $ 5,249,940,144
– –
Credit Agricole Corporate
& Investment Bank SA 3 .64 04/30/26 05/01/26 10,000 10,000,000 10,001,011
U.S. Treasury
Obligations, 0.00% to
4.75%, due 09/30/27 to
08/15/55 ......... 10,209,396 10,200,010
3 .64
(a)
04/30/26 05/01/26 1,250,000 1,250,000,000 1,250,126,389
U.S. Treasury
Obligations, 0.00% to
6.75%, due 05/07/26 to
02/15/56 ......... 1,282,032,416 1,274,999,992
3 .64 04/30/26 05/01/26 10,000 10,000,000 10,001,011
U.S. Treasury
Obligations, 1.88% to
4.13%, due 05/31/28 to
08/15/44 ......... 10,697,700 10,200,017
– –
$ 1,270,000,000 $ 1,295,400,019
– –
Deutsche Bank AG ... 3 .64 04/30/26 05/01/26 50,000 50,000,000 50,005,056
U.S. Treasury
Obligation, 4.63%, due
05/31/31 ......... 48,870,900 51,000,016
– –
Fixed Income Clearing
Corporation - Barclays 3 .65 04/29/26 05/06/26 391,000 391,000,000 391,277,501
U.S. Treasury
Obligations, 0.00% to
4.38%, due 06/18/26 to
05/15/53 ......... 500,320,900 398,820,041
3 .66 04/30/26 05/01/26 1,000,000 1,000,000,000 1,000,101,667
U.S. Treasury
Obligations, 0.00% to
4.88%, due 07/30/26 to
11/15/33 ......... 1,006,122,600 1,020,000,054
– –
$ 1,391,000,000 $ 1,418,820,095
– –
Fixed Income Clearing
Corporation - BNP . 3 .64 04/30/26 05/01/26 350,000 350,000,000 350,035,389
U.S. Treasury
Obligations, 0.63% to
5.00%, due 07/31/29 to
08/15/55 ......... 370,896,300 357,000,087
3 .64 04/30/26 05/01/26 3,500,000 3,500,000,000 3,500,353,889
U.S. Treasury
Obligations, 0.00% to
6.25%, due 05/12/26 to
05/15/55 ......... 4,168,216,200 3,570,000,071
– –
$ 3,850,000,000 $ 3,927,000,158
– –
Fixed Income Clearing
Corporation - BNY . 3 .64 04/30/26 05/01/26 4,000,000 4,000,000,000 4,000,404,444
U.S. Treasury
Obligations, 1.38% to
4.38%, due 12/31/29 to
07/15/33 ......... 3,962,296,400 4,080,000,018
– –
Fixed Income Clearing
Corporation - BOFA 3 .64 04/30/26 05/01/26 1,250,000 1,250,000,000 1,250,126,389
U.S. Treasury
Obligations, 0.00% to
4.88%, due 07/09/26 to
02/15/56 ......... 1,490,177,500 1,275,000,089
– –

Schedule of Investments
(unaudited) (continued)
April 30, 2026
T-Fund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Fixed Income Clearing
Corporation - CITI . 3 .65% 04/30/26 05/01/26 $ 50,000 $ 50,000,000 $ 50,005,069
U.S. Treasury
Obligations, 3.38% to
4.75%, due 02/15/40 to
08/15/55 ......... $ 64,350,800 $ 51,000,015
– –
Fixed Income Clearing
Corporation - GS .. 3 .64 04/30/26 05/01/26 9,186,000 9,186,000,000 9,186,928,807
U.S. Treasury
Obligations, 3.63% to
4.63%, due 05/31/28 to
11/15/45 ......... 9,335,791,100 9,369,720,024
3 .64 04/30/26 05/01/26 3,000,000 3,000,000,000 3,000,303,333
U.S. Treasury
Obligations, 0.00% to
4.63%, due 07/16/26 to
02/15/30 ......... 3,052,166,200 3,060,000,041
– –
$ 12,186,000,000 $ 12,429,720,065
– –
Fixed Income Clearing
Corporation - HSBC 3 .64 04/30/26 05/01/26 5,500,000 5,500,000,000 5,500,556,111
U.S. Treasury
Obligations, 0.38% to
4.88%, due 05/15/26 to
08/15/35 ......... 5,621,383,700 5,610,000,005
– –
Fixed Income Clearing
Corporation - JPM . 3 .64 04/30/26 05/01/26 1,200,000 1,200,000,000 1,200,121,333
U.S. Treasury
Obligations, 0.00%, due
06/30/26 to 10/22/26 1,245,391,200 1,224,000,086
– –
Fixed Income Clearing
Corporation - NOMU 3 .64 04/30/26 05/01/26 5,000,000 5,000,000,000 5,000,505,555
U.S. Treasury
Obligations, 0.50% to
4.75%, due 05/31/26 to
08/15/55 ......... 5,112,168,300 5,100,000,078
– –
Fixed Income Clearing
Corporation - SSB . 3 .64 04/30/26 05/01/26 1,000,000 1,000,000,000 1,000,101,111
U.S. Treasury
Obligations, 0.00% to
5.00%, due 07/31/26 to
05/15/55 ......... 1,042,543,700 1,022,040,012
– –
Fixed Income Clearing
Corporation - WF .. 3 .64 04/30/26 05/01/26 4,090,000 4,090,000,000 4,090,413,544
U.S. Treasury
Obligations, 3.63% to
4.75%, due 08/15/43 to
08/15/55 ......... 4,553,392,600 4,171,800,027
3 .64 04/30/26 05/07/26 238,000 238,000,000 238,168,451
U.S. Treasury
Obligations, 3.75% to
4.63%, due 08/31/28 to
11/30/32 ......... 241,153,500 242,760,091
3 .68 04/29/26 05/13/26 1,500,000 1,500,000,000 1,502,146,667
U.S. Treasury
Obligations, 4.25%, due
02/28/29 to 03/31/33 1,513,541,300 1,530,000,063
– –
$ 5,828,000,000 $ 5,944,560,181
– –
Goldman Sachs & Co.
LLC ........... 3 .64 04/30/26 05/01/26 1,005,000 1,005,000,000 1,005,101,617
U.S. Treasury
Obligations, 0.00% to
2.88%, due 05/15/43 to
02/15/50 ......... 1,674,579,091 1,025,100,001
3 .65 04/30/26 05/07/26 793,000 793,000,000 793,562,810
U.S. Treasury
Obligations, 4.00% to
4.75%, due 11/15/40 to
05/15/55 ......... 860,661,500 808,860,086
– –
$ 1,798,000,000 $ 1,833,960,087
– –
HSBC Securities USA,
Inc. ........... 3 .64 04/30/26 05/01/26 2,000 2,000,000 2,000,202
U.S. Treasury
Obligation, 0.00%, due
05/15/40 ......... 4,067,067 2,040,000
3 .64 04/30/26 05/01/26 350,000 350,000,000 350,035,389
U.S. Treasury
Obligations, 0.00% to
4.63%, due 10/15/26 to
11/15/54 ......... 452,182,170 357,000,001
– –
$ 352,000,000 $ 359,040,001
– –

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
T-Fund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
JP Morgan Securities
LLC ........... 3 .63%
(b)
04/30/26 05/08/26 $ 1,250,000 $ 1,250,000,000 $ 1,251,008,333
U.S. Treasury
Obligations, 0.50% to
1.75%, due 10/31/27 to
08/15/41 ......... $ 1,483,335,200 $ 1,275,000,026
3 .64 04/30/26 05/01/26 535,000 535,000,000 535,054,094
U.S. Treasury
Obligation, 2.25%, due
08/15/46 ......... 838,381,000 545,700,053
3 .64 04/30/26 05/01/26 107,750 107,750,000 107,760,895
U.S. Treasury
Obligations, 0.13% to
4.00%, due 07/15/26 to
06/30/32 ......... 109,332,200 109,905,003
3 .64 04/29/26 05/06/26 1,953,000 1,953,000,000 1,954,382,290
U.S. Treasury
Obligation, 1.63%, due
04/15/30 ......... 1,911,451,000 1,992,060,034
3 .65
(b)
04/30/26 05/08/26 2,000,000 2,000,000,000 2,001,622,222
U.S. Treasury
Obligations, 0.50% to
4.13%, due 05/31/27 to
03/31/31 ......... 2,064,958,200 2,040,000,080
– –
$ 5,845,750,000 $ 5,962,665,196
– –
Mizuho Securities USA
LLC ........... 3 .64 04/30/26 05/01/26 1,400,000 1,400,000,000 1,400,141,556
U.S. Treasury
Obligations, 1.38% to
5.00%, due 05/31/26 to
08/15/55 ......... 1,473,074,600 1,428,000,035
– –
MUFG Securities
Americas, Inc. .... 3 .64 04/30/26 05/01/26 222,000 222,000,000 222,022,447
U.S. Treasury
Obligations, 0.00% to
4.63%, due 05/21/26 to
02/15/55 ......... 230,118,400 226,440,086
3 .65
(b)
04/30/26 06/05/26 500,000 500,000,000 501,825,000
U.S. Treasury
Obligations, 0.00% to
6.38%, due 05/15/26 to
05/15/55 ......... 543,434,300 510,000,001
– –
$ 722,000,000 $ 736,440,087
– –
Natixis SA ......... 3 .64
(c)
04/30/26 05/01/26 243,000 243,000,000 243,024,570
U.S. Treasury
Obligations, 0.00% to
4.75%, due 05/15/26 to
02/15/56 ......... 286,769,100 247,860,001
3 .64 04/30/26 05/01/26 10,000 10,000,000 10,001,011
U.S. Treasury
Obligations, 0.13% to
4.25%, due 05/15/26 to
11/15/40 ......... 10,311,300 10,200,008
– –
$ 253,000,000 $ 258,060,009
– –
Nomura Securities
International, Inc. .. 3 .64 04/30/26 05/01/26 250,000 250,000,000 250,025,278
U.S. Treasury
Obligations, 0.00% to
4.75%, due 11/15/26 to
02/15/56 ......... 274,264,585 255,096,240
– –
Societe Generale SA . 3 .64 04/30/26 05/01/26 105,000 105,000,000 105,010,617
U.S. Treasury
Obligations, 3.88% to
4.38%, due 06/15/28 to
11/30/28 ......... 105,310,900 107,100,070
3 .64 04/30/26 05/07/26 397,000 397,000,000 397,280,988
U.S. Treasury
Obligations, 3.50% to
4.25%, due 11/15/28 to
03/31/33 ......... 403,017,700 404,940,021
– –
$ 502,000,000 $ 512,040,091
– –
TD Securities USA LLC 3 .64 04/30/26 05/01/26 5,000 5,000,000 5,000,506
U.S. Treasury
Obligation, 4.13%, due
02/29/32 ......... 5,073,500 5,100,073
– –

Schedule of Investments
(unaudited) (continued)
April 30, 2026
T-Fund
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Wells Fargo Securities
LLC ........... 3 .63%
(b)
04/30/26 05/08/26 $ 750,000 $ 750,000,000 $ 750,605,000
U.S. Treasury
Obligations, 0.63% to
4.13%, due 12/31/27 to
05/15/30 ......... $ 830,702,700 $ 765,000,057
3 .64
(a)
04/30/26 05/01/26 500,000 500,000,000 500,050,556
U.S. Treasury
Obligations, 1.25% to
4.63%, due 03/31/28 to
11/15/34 ......... 509,116,813 510,000,024
3 .64 04/30/26 05/01/26 1,362,000 1,362,000,000 1,362,137,713
U.S. Treasury
Obligations, 4.25% to
4.50%, due 06/30/31 to
05/15/35 ......... 1,361,290,300 1,389,240,026
– –
$ 2,612,000,000 $ 2,664,240,107
– –
$ 66,374,750,000 $ 67,704,384,378
– –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 66,374,750,000 $ — $ 66,374,750,000
U.S. Treasury Obligations ................................... — 51,119,721,267 — 51,119,721,267
$ — $ 117,494,471,267 $ — $ 117,494,471,267

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
Treasury Trust Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
2.87% , 05/05/26 ................... USD 9,735,059 $ 9,731,135,164
3.13% , 05/07/26 ................... 6,582,470 6,578,483,968
3.33% , 05/12/26 ................... 14,293,700 14,277,868,503
3.38% , 05/14/26 ................... 10,820,843 10,806,522,167
3.46% , 05/19/26 ................... 10,711,100 10,691,648,710
3.46% , 05/21/26 ................... 5,706,340 5,694,750,685
3.50% , 05/26/26 ................... 777,930 775,968,967
3.50% , 05/28/26 ................... 7,753,085 7,731,951,684
3.55% , 06/02/26 ................... 9,412,100 9,382,209,165
3.55% , 06/04/26 ................... 9,180,850 9,149,523,349
3.57% , 06/09/26 ................... 4,838,600 4,819,860,509
3.58% , 06/11/26 ................... 4,478,257 4,459,679,219
3.59% , 06/16/26 ................... 7,191,620 7,158,406,691
3.60% , 06/18/26 ................... 762,309 758,756,639
3.64% , 06/23/26 ................... 7,096,000 7,058,338,980
3.63% , 06/25/26 ................... 2,878,072 2,862,572,867
3.64% , 06/30/26 ................... 8,442,659 8,395,117,458
3.62% , 07/02/26 ................... 4,678,475 4,649,398,475
3.63% , 07/09/26 ................... 1,580,570 1,569,828,199
3.63% , 07/23/26 ................... 2,000,000 1,983,353,885
3.63% , 07/30/26 ................... 500,000 495,593,750
3.64% , 08/06/26 ................... 369,669 366,081,341
3.66% , 08/11/26 ................... 3,697,770 3,660,052,746
3.64% , 08/13/26 ................... 3,403,000 3,368,591,895
3.65% , 08/20/26 ................... 1,567,100 1,550,188,383
3.65% , 08/27/26 ................... 1,028,500 1,016,616,542
3.65% , 09/03/26 ................... 4,689,589 4,630,948,863
3.66% , 09/10/26 ................... 1,355,600 1,338,029,164
3.69% , 09/24/26 ................... 31,820 31,351,556
3.67% , 10/01/26 ................... 30,260 29,797,022
3.67% , 10/08/26 ................... 633,558 623,378,837
3.69% , 10/22/26 ................... 62,890 61,798,754
3.66% , 12/24/26 ................... 2,489,162 2,433,777,659
3.65% , 01/21/27 ................... 2,071,428 2,019,782,962
3.67% , 02/18/27 ................... 285,100 277,244,906
3.68% , 03/18/27 ................... 900,000 872,032,877
U.S. Treasury Notes
1.63% , 05/15/26 ................... 233,490 233,279,944
0.88% , 06/30/26 ................... 73,470 73,076,037
4.63% , 06/30/26 ................... 534,385 534,785,789
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.18%),
3.80% , 07/31/26
(b)
................ USD 2,561,060 $ 2,560,908,596
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
3.83% , 10/31/26
(b)
................ 4,742,385 4,743,625,034
4.13% , 10/31/26 ................... 73,621 73,763,224
4.25% , 11/30/26 ................... 523,958 525,869,916
4.25% , 12/31/26 ................... 525,560 527,909,164
4.00% , 01/15/27 ................... 160,400 160,879,704
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.72% , 01/31/27
(b)
................ 4,162,130 4,162,086,187
4.13% , 02/15/27 ................... 31,400 31,515,080
4.13% , 02/28/27 ................... 725,800 729,044,788
4.25% , 03/15/27 ................... 632,400 636,267,561
3.88% , 03/31/27 ................... 628,700 630,468,217
2.75% , 04/30/27 ................... 242,490 240,207,287
3.75% , 04/30/27 ................... 539,840 539,940,255
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
3.78% , 04/30/27
(b)
................ 3,176,385 3,176,552,072
0.50% , 05/31/27 ................... 201,000 194,016,331
2.63% , 05/31/27 ................... 30,700 30,317,449
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
3.80% , 07/31/27
(b)
................ 2,750,213 2,749,164,613
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.19%),
3.83% , 10/31/27
(b)
................ 3,580,319 3,582,509,321
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.74% , 01/31/28
(b)
................ 1,900,700 1,900,257,343
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.75% , 04/30/28
(b)
................ 1,420,047 1,420,046,500
Total U.S. Treasury Obligations — 100 .4%
(Cost: $ 180,767,132,953 ) ........................... 180,767,132,953
Total Investments — 100 .4%
(Cost: $ 180,767,132,953 ) ........................... 180,767,132,953
Liabilities in Excess of Other Assets — (0.4) % ............. (774,833,739)
Net Assets — 100.0% ...............................
$ 179,992,299,214
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
Treasury Trust Fund
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
U.S. Treasury Obligations ................................... $ — $ 180,767,132,953 $ — $ 180,767,132,953

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
MuniCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Municipal Bonds
Alaska — 0.9%
(a)
Alaska Housing Finance Corp. , Series 2007D ,
RB , VRDN ( Federal Home Loan Bank SBPA ) ,
3.04% , 05/07/26 ................... USD 18,575 $ 18,575,000
Alaska Housing Finance Corp. , Series 2009D ,
RB , VRDN ( Federal Home Loan Bank SBPA ) ,
3.04% , 05/07/26 ................... 10,000 10,000,000
Alaska Industrial Development & Export
Authority, Tender Option Bond Trust Receipts/
Certificates , Series 2025-XF8077 , RB ,
VRDN ( JPMorgan Chase Bank NA LOC ) ,
3.12% , 05/07/26
(b) (c)
................. 8,950 8,950,000
37,525,000
Arizona — 2.4%
(a)
Arizona Industrial Development Authority , Series
2019A , RB , VRDN ( TD Bank NA LOC ) ,
3.35% , 05/01/26 ................... 20,365 20,365,000
Arizona Industrial Development Authority , Series
2023A , RB , VRDN ( Barclays Bank plc LOC ) ,
2.95% , 05/07/26 ................... 45,340 45,340,000
Arizona Industrial Development Authority , Series
2025A , RB , VRDN ( Barclays Bank plc LOC ) ,
2.95% , 05/07/26 ................... 19,435 19,435,000
Arizona Industrial Development Authority , Series
2025A , RB , VRDN ( Barclays Bank plc LOC ) ,
2.95% , 05/07/26 ................... 3,405 3,405,000
Arizona Industrial Development Authority , Series
2025A , RB , VRDN ( Barclays Bank plc LOC ) ,
2.95% , 05/07/26 ................... 4,115 4,115,000
Salt River Pima-Maricopa Indian Community ,
Series 2006 , RB , VRDN ( Bank of America NA
LOC ) , 3.09% , 05/07/26 ............... 660 660,000
93,320,000
California — 1.0%
(a)
Pittsburg Public Financing Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2025-XL0625 , RB , VRDN ( Wells Fargo
Bank NA LIQ ) , 3.12% , 05/07/26
(b) (c)
....... 2,090 2,090,000
Southern California Public Power Authority ,
Series 2020-3 , RB , VRDN ( Bank of America
NA SBPA ) , 3.10% , 05/01/26 ........... 38,300 38,300,000
40,390,000
Colorado — 6.0%
(a)
Board of Governors of Colorado State University
System , Series 2025B , RB , VRDN ( Bank of
America NA SBPA ) , 2.97% , 05/07/26 ..... 82,870 82,870,000
City of Colorado Springs Utilities System , Series
2005A , RB , VRDN ( Bank of America NA
SBPA ) , 3.11% , 05/07/26 .............. 40,190 40,190,000
Colorado Health Facilities Authority , Series
2022E , RB , VRDN , 3.25% , 05/01/26 ...... 16,450 16,450,000
Colorado Health Facilities Authority , Series
2022F , RB , VRDN , 3.05% , 05/07/26 ...... 9,200 9,200,000
Colorado Health Facilities Authority , Series
2024D , RB , VRDN , 3.40% , 05/01/26 ...... 8,700 8,700,000
County of Arapahoe , Series 2001 , RB , VRDN
( Federal Home Loan Mortgage Corp. LOC ) ,
3.11% , 05/07/26 ................... 7,500 7,500,000
University of Colorado Hospital Authority , Series
2019A , RB , VRDN , 3.37% , 05/07/26 ...... 46,525 46,525,000
University of Colorado Hospital Authority , Series
2025A , RB , VRDN , 3.05% , 05/07/26 ...... 27,645 27,645,000
239,080,000
Security
Par (000)
Par (000) Value
Connecticut — 7.6%
(a)
Connecticut Housing Finance Authority , Series
2016A , RB , VRDN ( Royal Bank of Canada
SBPA ) , 3.05% , 05/07/26 .............. USD 27,300 $ 27,300,000
Connecticut Housing Finance Authority ,
Series 2016B, Sub-Series B-4 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ) ,
3.15% , 05/07/26 ................... 21,145 21,145,000
Connecticut Housing Finance Authority , Series
2017A-3 , RB , VRDN ( State Street Bank &
Trust Co. SBPA ) , 3.15% , 05/07/26 ....... 27,405 27,405,000
Connecticut Housing Finance Authority , Series
2017F, Sub-Series F-3 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ) , 3.15% , 05/07/26 ... 21,360 21,360,000
Connecticut Housing Finance Authority , Series
2020A-3 , RB , VRDN ( Sumitomo Mitsui
Banking Corp. SBPA ) , 3.07% , 05/07/26 .... 18,750 18,750,000
Connecticut Housing Finance Authority , Series
2026, Sub-Series A-3 , RB , VRDN ( Bank of
America NA SBPA ) , 3.45% , 05/01/26 ..... 26,800 26,800,000
Connecticut State Health & Educational Facilities
Authority , Series 2017A-1 , RB , VRDN ,
2.80% , 05/07/26 ................... 54,700 54,700,000
Connecticut State Health & Educational Facilities
Authority , Series 2017A-2 , RB , VRDN ,
3.25% , 05/07/26 ................... 71,100 71,100,000
Connecticut State Health & Educational Facilities
Authority , Series 2017C-4 , RB , VRDN ,
3.35% , 05/01/26 ................... 24,040 24,040,000
Connecticut State Health & Educational Facilities
Authority , Series 2026C , RB , VRDN ( PNC
Bank NA LOC ) , 3.12% , 05/07/26 ........ 4,900 4,900,000
Connecticut State Housing Finance Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2024-XX1346 , RB , VRDN
( Barclays Bank plc LIQ ) , 3.12% , 05/07/26
(b) (c)
1,510 1,510,000
299,010,000
District of Columbia — 0.0%
(a)
District of Columbia , Series 2008 , RB , VRDN
( Truist Bank LOC ) , 4.15% , 05/07/26 ...... 250 250,000
Metropolitan Washington Airports Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2019-XG0267 , RB ,
VRDN ( Bank of America NA LOC ) ,
3.14% , 05/07/26
(b) (c)
................. 475 475,000
725,000
Florida — 5.7%
(a)
Broward County Tourist Development, Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-XL0429 , RB , VRDN ( Wells Fargo
Bank NA LIQ ) , 3.20% , 05/07/26
(b) (c)
....... 3,720 3,720,000
City of Jacksonville , Series 1994 , RB , VRDN ,
3.35% , 05/07/26 ................... 35,960 35,960,000
County of Miami-Dade , Series 2009E , RB , VRDN
( TD Bank NA LOC ) , 3.09% , 05/07/26 ..... 8,250 8,250,000
Florida Housing Finance Corp. , Series 2004M ,
RB , VRDN ( Federal Home Loan Mortgage
Corp. LIQ ) , 3.15% , 05/07/26 ........... 6,675 6,675,000
Highlands County Health Facilities Authority ,
Series 2021D-1 , RB , VRDN , 3.09% , 05/07/26 30,500 30,500,000
Highlands County Health Facilities Authority ,
Series 2021D-2 , RB , VRDN , 3.15% , 05/07/26 89,810 89,810,000
Highlands County Health Facilities Authority ,
Series 2025C , RB , VRDN ( PNC Bank NA
SBPA ) , 3.40% , 05/01/26
(c)
............. 7,405 7,405,000

Schedule of Investments
(unaudited) (continued)
April 30, 2026
MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Highlands County Health Facilities Authority ,
Series 2025D , RB , VRDN ( PNC Bank NA
SBPA ) , 3.40% , 05/01/26
(c)
............. USD 14,115 $ 14,115,000
Hillsborough County Industrial Development
Authority , Series 2020B , RB , VRDN ( TD Bank
NA LOC ) , 3.35% , 05/01/26 ............ 17,345 17,345,000
Lee County Industrial Development Authority ,
Series 2026B , RB , VRDN ( TD Bank NA LOC ) ,
3.35% , 05/01/26
(c)
.................. 7,500 7,500,000
Orlando Utilities Commission , Series 2008-2 , RB ,
VRDN ( TD Bank NA SBPA ) , 2.95% , 05/07/26 2,625 2,625,000
223,905,000
Georgia — 1.1%
(a)
Burke County Development Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2017E-107 , RB , VRDN ( Royal Bank of
Canada LOC ) , 3.14% , 05/07/26
(b) (c)
....... 5,000 5,000,000
Cobb County Kennestone Hospital Authority ,
RB , VRDN ( Bank of America NA LOC ) ,
3.09% , 05/07/26 ................... 6,800 6,800,000
Oglethorpe Power Corp., Tender Option Bond
Trust Receipts/Certificates , Series 2023-E-
155 , RB , VRDN ( Royal Bank of Canada LOC ) ,
3.13% , 05/07/26
(b) (c)
................. 20,000 20,000,000
Roswell Development Authority , Series
2025A , RB , VRDN ( Truist Bank LOC ) ,
3.45% , 05/01/26 ................... 10,410 10,410,000
42,210,000
Illinois — 6.6%
(a)
Chicago Transit Authority, Tender Option Bond
Trust Receipts/Certificates , Series 2022-
XF3069 , RB , VRDN ( Barclays Bank plc LIQ ) ,
3.19% , 05/07/26
(b) (c)
................. 24,800 24,800,000
Illinois Finance Authority , Series 2001 , RB , VRDN
( BMO Harris Bank NA LOC ) , 3.40% , 05/07/26 13,400 13,400,000
Illinois Finance Authority , Series 2009D-2 , RB ,
VRDN ( TD Bank NA LOC ) , 3.30% , 05/01/26 . 20,145 20,145,000
Illinois Finance Authority , Series 2010B , RB ,
VRDN ( TD Bank NA LOC ) , 3.30% , 05/01/26 . 19,430 19,430,000
Illinois Finance Authority , Series 2018C , RB ,
VRDN ( PNC Bank NA LOC ) , 3.40% , 05/01/26 34,965 34,965,000
Illinois Finance Authority , Series 2020B , RB ,
VRDN ( JPMorgan Chase Bank NA SBPA ) ,
3.45% , 05/01/26 ................... 25,055 25,055,000
Illinois Finance Authority , Series 2021E , RB ,
VRDN , 2.90% , 05/07/26 .............. 37,000 37,000,000
Illinois Housing Development Authority , Series
2022F , RB , VRDN ( Bank of Montreal SBPA ) ,
2.90% , 05/07/26 ................... 47,700 47,700,000
Illinois Housing Development Authority , Series
2024H , RB , VRDN ( Royal Bank of Canada
LIQ ) , 2.90% , 05/07/26 ............... 26,335 26,335,000
Illinois Housing Development Authority , Series
2025C6 , RB , VRDN ( Wells Fargo Bank NA
LOC ) , 3.09% , 05/07/26 ............... 11,065 11,065,000
259,895,000
Iowa — 2.8%
(a)
Iowa Finance Authority , Series 2016E , RB , VRDN
( Federal Home Loan Bank & Federal National
Mortgage Association LIQ ) , 3.05% , 05/07/26 11,290 11,290,000
Iowa Finance Authority , Series 2021 , RB ,
VRDN ( Korea Development Bank LOC ) ,
3.35% , 05/07/26
(c)
.................. 62,000 62,000,000
Security
Par (000)
Par (000) Value
Iowa (continued)
Iowa Finance Authority , Series 2021E , RB ,
VRDN ( Federal Home Loan Bank SBPA ) ,
3.10% , 05/07/26 ................... USD 13,350 $ 13,350,000
Iowa Finance Authority , Series 2022B , RB ,
VRDN ( Royal Bank of Canada SBPA ) ,
3.05% , 05/07/26 ................... 12,405 12,405,000
Iowa Finance Authority , Series 2022E , RB ,
VRDN ( Federal Home Loan Bank SBPA ) ,
3.05% , 05/07/26 ................... 13,335 13,335,000
112,380,000
Kentucky — 0.3%
Kentucky Economic Development Financing
Authority, Tender Option Bond Trust Receipts/
Certificates , Series 2018-XG0161 , RB , VRDN
( Bank of America NA LOC ) , 3.17% , 05/07/26
(a)
(b) (c)
............................ 10,420 10,420,000
Maryland — 0.6%
Maryland Health & Higher Educational Facilities
Authority , Series 2024A , RB , VRDN ( TD Bank
NA LOC ) , 3.30% , 05/01/26
(a)
........... 24,215 24,215,000
Massachusetts — 0.7%
(a)
Massachusetts Development Finance Agency ,
Series 2008U-6E-R , RB , VRDN ( TD Bank NA
LOC ) , 3.10% , 05/01/26 ............... 22,915 22,915,000
Massachusetts Development Finance Agency ,
Series 2024E-2 , RB , VRDN ( Royal Bank of
Canada LOC ) , 3.25% , 05/01/26 ......... 5,980 5,980,000
28,895,000
Michigan — 0.3%
Michigan State Housing Development Authority ,
Series 2009D , RB , VRDN ( Federal Home
Loan Bank SBPA ) , 2.95% , 05/07/26
(a)
..... 11,550 11,550,000
Minnesota — 0.9%
(a)
Minnesota Housing Finance Agency , Series
2015G , RB , VRDN ( Royal Bank of Canada
SBPA ) , 3.05% , 05/07/26 .............. 23,895 23,895,000
Minnesota Housing Finance Agency , Series
2017F , RB , VRDN ( Royal Bank of Canada
SBPA ) , 3.05% , 05/07/26 .............. 2,100 2,100,000
Minnesota Housing Finance Agency , Series
2018H , RB , VRDN ( Royal Bank of Canada
SBPA ) , 3.05% , 05/07/26 .............. 10,910 10,910,000
36,905,000
Mississippi — 4.0%
(a)
Mississippi Business Finance Corp. , Series
2007C , RB , VRDN , 3.40% , 05/01/26 ...... 21,645 21,645,000
Mississippi Business Finance Corp. , Series
2009D , RB , VRDN , 3.45% , 05/01/26 ...... 7,900 7,900,000
Mississippi Business Finance Corp. , Series
2009E , RB , VRDN , 3.40% , 05/01/26 ...... 16,960 16,960,000
Mississippi Business Finance Corp. , Series
2010A , RB , VRDN , 3.17% , 05/07/26 ...... 10,615 10,615,000
Mississippi Business Finance Corp. , Series
2010F , RB , VRDN , 3.17% , 05/07/26 ...... 16,175 16,175,000
Mississippi Business Finance Corp. , Series
2010G , RB , VRDN , 3.40% , 05/01/26 ...... 49,875 49,875,000
Mississippi Business Finance Corp. , Series
2010K , RB , VRDN , 3.40% , 05/01/26 ...... 8,305 8,305,000
Mississippi Business Finance Corp. , Series
2011G , RB , VRDN , 3.40% , 05/01/26 ...... 5,305 5,305,000
Mississippi Business Finance Corp. , Series 2023 ,
RB , VRDN , 3.45% , 05/01/26 ........... 22,900 22,900,000
159,680,000

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
MuniCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Missouri — 2.7%
(a)
Health & Educational Facilities Authority of the
State of Missouri , Series 2021, Sub-Series
B-1 , RB , VRDN , 05/07/26
(d) (e)
........... USD 10,000 $ 10,000,000
Health & Educational Facilities Authority of the
State of Missouri , Series 2021, Sub-Series
B-2 , RB , VRDN , 05/07/26
(d) (e)
........... 8,960 8,960,000
Health & Educational Facilities Authority of the
State of Missouri , Series 2021, Sub-Series
B-3 , RB , VRDN , 05/07/26
(d) (e)
........... 15,000 15,000,000
Health & Educational Facilities Authority of
the State of Missouri , Series 2026B , RB ,
VRDN , 05/07/26
(d) (e)
................. 7,500 7,500,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates , Series 2018C-16 ,
RB , VRDN ( Royal Bank of Canada LOC ) ,
3.14% , 05/07/26
(b) (c)
................. 56,500 56,500,000
St. Louis County, Tender Option Bond Trust
Receipts/Certificates , Series 2022-XG0382 ,
RB , VRDN ( Wells Fargo Bank NA LIQ ) ,
3.12% , 05/07/26
(b) (c)
................. 9,140 9,140,000
107,100,000
Nebraska — 0.3%
Nebraska Investment Finance Authority , Series
2017C , RB , VRDN ( Federal Home Loan Bank
SBPA ) , 3.30% , 05/07/26
(a)
............. 11,145 11,145,000
Nevada — 0.0%
Nevada Housing Division , Series 2025 ,
RB , VRDN ( Barclays Bank plc LOC ) ,
2.95% , 05/07/26
(a)
.................. 1,000 1,000,000
New Hampshire — 0.4%
National Finance Authority, Tender Option Bond
Trust Receipts/Certificates , Series 2024-E157 ,
RB , VRDN ( Royal Bank of Canada LOC ) ,
3.12% , 05/07/26
(a) (b) (c)
................ 15,000 15,000,000
New Mexico — 0.4%
County of Sandoval , Series 2024A , RB , VRDN
( Barclays Bank plc LOC ) , 2.95% , 05/07/26
(a)
15,105 15,105,000
New York — 16.8%
(a)
City of New York , Series 2017A, Sub-Series A4 ,
GO , VRDN ( State Street Bank & Trust Co.
SBPA ) , 3.35% , 05/01/26 .............. 5,400 5,400,000
City of New York , Series 2018B-4 , GO , VRDN
( Barclays Bank plc SBPA ) , 3.45% , 05/01/26 . 33,770 33,770,000
City of New York , Series 2019D-4 , GO , VRDN
( State Street Bank & Trust Co. SBPA ) ,
3.45% , 05/01/26 ................... 46,465 46,465,000
City of New York , Series 2022D, Sub-Series D-3 ,
GO , VRDN ( State Street Bank & Trust Co.
SBPA ) , 3.45% , 05/01/26 .............. 23,900 23,900,000
City of New York , Series 2023A, Sub-Series
A-3 , GO , VRDN ( Bank of Montreal SBPA ) ,
3.35% , 05/01/26 ................... 38,605 38,605,000
City of New York , Series 2025G, Sub-Series
G-2 , GO , VRDN ( Bank of America NA SBPA ) ,
3.45% , 05/01/26 ................... 15,900 15,900,000
Empire State Development Corp. , Series
2004A-3-C , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ) , 3.15% , 05/07/26 ....... 11,820 11,820,000
Metropolitan Transportation Authority , Series
2002D-2B , RB , VRDN ( Truist Bank LOC ) ,
3.40% , 05/01/26 ................... 15,000 15,000,000
Security
Par (000)
Par (000) Value
New York (continued)
Metropolitan Transportation Authority , Series
2005D-1 , RB , VRDN ( Truist Bank LOC ) ,
3.35% , 05/01/26 ................... USD 17,600 $ 17,600,000
Metropolitan Transportation Authority , Series
2012, Sub-Series G-3 , RB , VRDN ( Royal
Bank of Canada LOC ) , 3.42% , 05/01/26 ... 26,215 26,215,000
Metropolitan Transportation Authority , Series
2012G4 , RB , VRDN ( Bank of America NA
LOC ) , 3.45% , 05/01/26 ............... 42,375 42,375,000
Metropolitan Transportation Authority , Series
2015E-1 , RB , VRDN ( Barclays Bank plc
LOC ) , 3.45% , 05/01/26 ............... 22,730 22,730,000
Metropolitan Transportation Authority , Series
2015E-3 , RB , VRDN ( Bank of America NA
LOC ) , 3.45% , 05/01/26 ............... 14,750 14,750,000
New York City Health & Hospitals Corp. , Series
2008C , RB , VRDN ( TD Bank NA LOC ) ,
3.45% , 05/07/26 ................... 8,505 8,505,000
New York City Housing Development Corp. ,
Series 2019E-3 , RB , VRDN ( Royal Bank of
Canada SBPA ) , 3.05% , 05/07/26 ........ 9,400 9,400,000
New York City Housing Development Corp. ,
Series 2021F-3 , RB , VRDN ( Barclays Bank
plc SBPA ) , 2.90% , 05/07/26 ........... 8,775 8,775,000
New York City Housing Development Corp. ,
Series 2022F3 , RB , VRDN ( UBS AG SBPA ) ,
3.05% , 05/07/26 ................... 72,140 72,140,000
New York City Municipal Water Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2025-XF8114 , RB , VRDN ( JPMorgan
Chase Bank NA LIQ ) , 3.40% , 05/01/26
(b) (c)
.. 13,250 13,250,000
New York City Municipal Water Finance Authority ,
Series 2011FF-1 , RB , VRDN ( Bank of America
NA SBPA ) , 3.45% , 05/01/26 ........... 8,375 8,375,000
New York City Municipal Water Finance Authority ,
Series 2011FF-2 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ) , 3.40% , 05/01/26 ... 20,015 20,015,000
New York City Municipal Water Finance Authority ,
Series 2013AA-1 , RB , VRDN ( PNC Bank NA
SBPA ) , 3.12% , 05/07/26 .............. 6,000 6,000,000
New York City Municipal Water Finance Authority ,
Series 2013AA-2 , RB , VRDN ( Barclays Bank
plc SBPA ) , 2.90% , 05/07/26 ........... 3,000 3,000,000
New York City Municipal Water Finance Authority ,
Series 2015BB-4 , RB , VRDN ( Barclays Bank
plc SBPA ) , 3.45% , 05/01/26 ........... 5,000 5,000,000
New York City Municipal Water Finance Authority ,
Series 2023CC , RB , VRDN ( Barclays Bank
plc SBPA ) , 3.45% , 05/01/26 ........... 9,495 9,495,000
New York City Municipal Water Finance Authority ,
Series 2026CC , RB , VRDN ( TD Bank NA
SBPA ) , 3.35% , 05/01/26 .............. 67,000 67,000,000
New York City Municipal Water Finance Authority ,
Series BB , RB , VRDN ( TD Bank NA SBPA ) ,
3.12% , 05/07/26 ................... 15,425 15,425,000
New York City Municipal Water Finance Authority ,
Series DD-2 , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ) , 3.40% , 05/01/26 ....... 30,205 30,205,000
New York City Tranitional Financing Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2025-XX1380 , RB , VRDN
( Barclays Bank plc LIQ ) , 3.45% , 05/01/26
(b) (c)
5,620 5,620,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2011A-4 ,
RB , VRDN ( Barclays Bank plc SBPA ) ,
3.45% , 05/01/26 ................... 7,500 7,500,000

Schedule of Investments
(unaudited) (continued)
April 30, 2026
MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance Authority
Future Tax Secured , Series 2015E-4 ,
RB , VRDN ( Bank of America NA SBPA ) ,
3.45% , 05/01/26 ................... USD 23,200 $ 23,200,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2025H, Sub-
Series H-2 , RB , VRDN ( TD Bank NA SBPA ) ,
3.35% , 05/01/26 ................... 5,800 5,800,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2026, Sub-Series
A-2 , RB , VRDN ( Bank of America NA SBPA ) ,
3.45% , 05/01/26 ................... 4,800 4,800,000
New York City Transitional Finance Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2025-CF7016 , RB , VRDN
( Citibank NA LIQ ) , 3.11% , 05/07/26
(b) (c)
.... 16,540 16,540,000
New York Dormitory Authority, Tender Option
Bond Trust Receipts/Certificates , Series 2025-
YX1448 , RB , VRDN ( Barclays Bank plc LIQ ) ,
3.12% , 05/07/26
(b) (c)
................. 5,230 5,230,000
State of New York Mortgage Agency Homeowner
Mortgage , Series 270 , RB , VRDN ( Barclays
Bank plc SBPA ) , 2.90% , 05/07/26 ........ 5,905 5,905,000
665,710,000
North Carolina — 0.9%
(a)
Charlotte-Mecklenburg Hospital Authority (The) ,
Series 2021E , RB , VRDN ( Royal Bank of
Canada LOC ) , 3.40% , 05/01/26 ......... 6,500 6,500,000
Durham Housing Authority , Series 2021A , RB ,
VRDN ( Federal Home Loan Bank LOC ) ,
3.12% , 05/07/26 ................... 22,885 22,885,000
Durham Housing Authority , Series 2021B , RB ,
VRDN ( Federal Home Loan Bank LOC ) ,
3.16% , 05/07/26 ................... 4,400 4,400,000
University of North Carolina at Chapel Hill ,
Series A , RB , VRDN ( TD Bank NA SBPA ) ,
3.35% , 05/01/26 ................... 1,340 1,340,000
35,125,000
North Dakota — 0.1%
North Dakota Housing Finance Agency , Series
2017H , RB , VRDN ( Royal Bank of Canada
SBPA ) , 3.05% , 05/07/26
(a)
............. 2,460 2,460,000
Ohio — 4.2%
(a)
Allen County Ohio Hospital Facilities, Tender
Option Bond Trust Receipts/Certificates ,
Series 2019-E-134 , RB , VRDN ( Royal Bank of
Canada LOC ) , 3.12% , 05/07/26
(b) (c)
....... 10,270 10,270,000
Allen County, Tender Option Bond Trust Receipts/
Certificates , Series E-164 , RB , VRDN ( Royal
Bank of Canada LOC ) , 3.12% , 05/07/26
(b) (c)
. 8,500 8,500,000
County of Allen , Series 2025C , RB , VRDN ( PNC
Bank NA LOC ) , 3.12% , 05/07/26 ........ 19,860 19,860,000
County of Franklin , Series 2018C , RB , VRDN ,
2.90% , 05/07/26 ................... 34,775 34,775,000
Ohio Higher Educational Facility Commission ,
Series 2013B-1 , RB , VRDN ( Ohio State
Treasurer SBPA ) , 2.90% , 05/07/26 ....... 18,100 18,100,000
Ohio State Hospital, Tender Option Bond Trust
Receipts/Certificates , Series 2022C-18 ,
RB , VRDN ( Royal Bank of Canada LOC ) ,
3.13% , 05/07/26
(b) (c)
................. 9,000 9,000,000
Ohio State University (The) , Series 2023A-2 , RB ,
VRDN , 3.25% , 05/07/26 .............. 27,000 27,000,000
State of Ohio , Series 2019E , RB , VRDN ( PNC
Bank NA SBPA ) , 3.40% , 05/01/26 ....... 30,325 30,325,000
Security
Par (000)
Par (000) Value
Ohio (continued)
University Hospitals Health Systems, Inc., Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-C-22 , RB , VRDN ( Royal Bank of
Canada LOC ) , 3.13% , 05/07/26
(b) (c)
....... USD 10,000 $ 10,000,000
167,830,000
Oregon — 0.3%
(a)
Oregon State Facilities Authority , Series 2005A ,
RB , VRDN ( Federal National Mortgage
Association LOC ) , 3.15% , 05/07/26 ...... 4,575 4,575,000
Oregon State Facilities Authority , Series
2018B , RB , VRDN ( TD Bank NA LOC ) ,
3.30% , 05/01/26 ................... 5,365 5,365,000
9,940,000
Other — 0.6%
Federal Home Loan Mortgage Corp., Tender
Option Bond Trust Receipts/Certificates ,
Series 2024-CF7004 , RB , VRDN ( Citibank NA
LOC ) , 3.21% , 05/07/26
(a) (b) (c)
........... 24,000 24,000,000
Pennsylvania — 3.6%
(a)
Delaware Valley Regional Finance Authority ,
Series 2025B , RB , VRDN ( Bank of America
NA LOC ) , 3.21% , 05/07/26 ............ 31,000 31,000,000
Pennsylvania Housing Finance Agency, Tender
Option Bond Trust Receipts , Series 2024-
XF1700 , RB , VRDN ( Royal Bank of Canada
LIQ ) , 3.12% , 05/07/26
(b) (c)
............. 6,765 6,765,000
Pennsylvania Turnpike Commission , Series
2023B , RB , VRDN ( TD Bank NA LOC ) ,
3.12% , 05/07/26 ................... 12,615 12,615,000
Philadelphia Authority for Industrial Development ,
Series 2024B-2 , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ) , 3.35% , 05/01/26 ....... 11,800 11,800,000
Sports & Exhibition Authority of Pittsburgh &
Allegheny County , Series 2007-A , RB , VRDN
( PNC Bank NA SBPA ) , 3.12% , 05/07/26 ... 49,825 49,825,000
Washington County Authority , Series 2004 , RB ,
VRDN , 3.05% , 05/07/26 .............. 29,135 29,135,000
141,140,000
Rhode Island — 1.2%
(a)
Rhode Island Health & Education Building
Corp., Tender Option Bond Trust Receipts/
Certificates , Series 2019-XM0721 , RB ,
VRDN ( Wells Fargo Bank NA LIQ ) ,
3.12% , 05/07/26
(b) (c)
................. 4,360 4,360,000
Rhode Island Health & Educational Building
Corp. , Series 2005A , RB , VRDN ( TD Bank NA
SBPA ) , 3.10% , 05/07/26 .............. 14,675 14,675,000
Rhode Island Health & Educational Building
Corp. , Series 2008 , RB , VRDN ( TD Bank NA
LOC ) , 3.50% , 05/07/26 ............... 30,085 30,085,000
49,120,000
South Carolina — 2.8%
(a)
South Carolina Jobs Economic Development
Authority, Tender Option Bond Trust Receipts/
Certificates , Series E-165 , RB , VRDN ( Royal
Bank of Canada LOC ) , 3.12% , 05/07/26
(b) (c)
. 19,000 19,000,000
South Carolina Jobs-Economic Development
Authority , Series 2021B , RB , VRDN ( Federal
Home Loan Bank LOC ) , 3.19% , 05/07/26 .. 3,650 3,650,000
South Carolina Jobs-Economic Development
Authority , Series 2023A , RB , VRDN ( Federal
Home Loan Bank LOC ) , 3.09% , 05/07/26 .. 47,700 47,700,000

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
MuniCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Carolina (continued)
South Carolina Jobs-Economic Development
Authority , Series 2023B , RB , VRDN ( Federal
Home Loan Bank LOC ) , 3.09% , 05/07/26 .. USD 10,000 $ 10,000,000
South Carolina Public Service Authority , Series
2019A , RB , VRDN ( Bank of America NA
LOC ) , 3.12% , 05/07/26 ............... 13,005 13,005,000
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XG0398 , RB , VRDN ( Barclays
Bank plc LIQ ) , 3.21% , 05/07/26
(b) (c)
....... 7,365 7,365,000
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XL0313 , RB , VRDN ( Wells Fargo
Bank NA LIQ ) , 3.21% , 05/07/26
(b) (c)
....... 8,935 8,935,000
109,655,000
South Dakota — 1.2%
(a)
South Dakota Housing Development Authority ,
Series 2020A , RB , VRDN ( Federal Home
Loan Bank SBPA ) , 3.65% , 05/07/26 ...... 10,740 10,740,000
South Dakota Housing Development Authority ,
Series 2020B , RB , VRDN ( South Dakota
Housing Development Authority SBPA ) ,
3.04% , 05/07/26 ................... 30,640 30,640,000
South Dakota Housing Development Authority ,
Series 2025G , RB , VRDN ( Bank of America
NA SBPA ) , 3.45% , 05/01/26 ........... 6,400 6,400,000
47,780,000
Texas — 12.1%
(a)
Board of Regents of the University of Texas
System , Series 2008B , RB , VRDN
( University of Texas Management Co. LIQ ) ,
3.10% , 05/07/26 ................... 25,645 25,645,000
Board of Regents of the University of Texas
System , Series 2008B , RB , VRDN
( University of Texas Management Co. LIQ ) ,
3.00% , 05/07/26 ................... 77,100 77,100,000
Board of Regents of the University of Texas
System , Series 2026B-1 , RB , VRDN
( University of Texas Management Co. LIQ ) ,
3.04% , 05/07/26 ................... 67,500 67,500,000
City of Houston Combined Utility System , Series
2018C , RB , VRDN ( Bank of America NA
SBPA ) , 3.10% , 05/07/26 .............. 116,140 116,140,000
Corpus Christi Texas Utility System, Tender
Option Bond Trust Receipts/Certificates ,
Series 2024-XF1710 , RB , VRDN ( Royal Bank
of Canada LIQ ) , 3.14% , 05/07/26
(b) (c)
...... 6,400 6,400,000
Frisco Independent School District, Tender
Option Bond Trust Receipts/Certificates ,
Series 2026-CF7075 , GO , VRDN ( Citibank NA
LIQ ) , 3.12% , 05/07/26
(b) (c)
............. 4,945 4,945,000
Gulf Coast Industrial Development Authority ,
Series 2012 , RB , VRDN , 3.40% , 05/01/26 .. 12,200 12,200,000
Harris County Cultural Education Facilities
Finance Corp. , Series 2025B , RB , VRDN
( Bank of America NA SBPA ) , 3.45% , 05/01/26 22,085 22,085,000
Houston Texas Hotel Occupancy Tax, Tender
Option Bond Trust Receipts/Certificates ,
Series 2026-XL0736 , RB , VRDN ( Royal Bank
of Canada LIQ ) , 3.12% , 05/07/26
(b) (c)
...... 4,500 4,500,000
Lamar Consolidated Independent School
District, Tender Option Bond Trust Receipts/
Certificates , Series 2023-XF3163 , GO ,
VRDN ( Wells Fargo Bank NA LIQ ) ,
3.12% , 05/07/26
(b) (c)
................. 5,245 5,245,000
Security
Par (000)
Par (000) Value
Texas (continued)
Lamar Consolidated Independent School, Tender
Option Bond Trust Receipts/Certificates ,
Series 2026-XF8128 , GO , VRDN ( Royal Bank
of Canada LIQ ) , 3.12% , 05/07/26
(b) (c)
...... USD 5,295 $ 5,295,000
Lower Colorado River Authority, Tender Option
Bond Trust Receipts/Certificates , Series 2025-
YX1426 , RB , VRDN ( Barclays Bank plc LIQ ) ,
3.19% , 05/07/26
(b) (c)
................. 5,415 5,415,000
Port Arthur Navigation District , Series 2002C , RB ,
VRDN , 3.40% , 05/07/26 .............. 4,500 4,500,000
San Antonio, Tender Option Bond Trust Receipts/
Certificates , Series 2025-CF7036 , GO , VRDN
( Citibank NA LIQ ) , 3.12% , 05/07/26
(b) (c)
.... 11,625 11,625,000
State of Texas , Series 2022 , GO , VRDN
( Sumitomo Mitsui Banking Corp. LOC ) ,
3.00% , 05/07/26 ................... 21,900 21,900,000
State of Texas , Series 2025B , GO , VRDN
( Federal Home Loan Bank SBPA ) ,
3.45% , 05/07/26 ................... 56,810 56,810,000
Tarrant County Cultural Education Facilities
Finance Corp. , Series 2011C , RB , VRDN ( TD
Bank NA LOC ) , 3.25% , 05/01/26 ........ 10,440 10,440,000
Tarrant County Cultural Education Facilities
Finance Corp. , Series 2024A , RB , VRDN
( JPMorgan Chase Bank NA SBPA ) ,
3.30% , 05/01/26 ................... 20,070 20,070,000
477,815,000
Utah — 0.6%
Utah Water Finance Agency , Series B-2 , RB ,
VRDN ( JPMorgan Chase Bank NA SBPA ) ,
3.20% , 05/07/26
(a)
.................. 22,945 22,945,000
Vermont — 0.1%
Vermont Housing Finance Agency , Series
2019A , RB , VRDN ( TD Bank NA LIQ ) ,
3.17% , 05/07/26
(a)
.................. 3,000 3,000,000
Virginia — 0.7%
(a)
Hampton Roads Transport Accountant, Tender
Option Bond Trust Receipts/Certificates ,
Series 2018-XF0606 , RB , VRDN ( Bank of
America NA LIQ ) , 3.15% , 05/07/26
(b) (c)
..... 1,050 1,050,000
Lynchburg Economic Development Authority ,
Series 2017B , RB , VRDN ( Truist Bank LOC ) ,
3.45% , 05/01/26 ................... 5,100 5,100,000
Norfolk Economic Development Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022C-19 , RB , VRDN ( Royal Bank of
Canada LOC ) , 3.13% , 05/07/26
(b) (c)
....... 4,730 4,730,000
Norfolk Economic Development Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-C-20 , RB , VRDN ( Royal Bank of
Canada LOC ) , 3.13% , 05/07/26
(b) (c)
....... 6,000 6,000,000
Roanoke Economic Development Authority ,
Series 2020C , RB , VRDN ( TD Bank NA LOC ) ,
3.35% , 05/01/26 ................... 10,760 10,760,000
27,640,000
Washington — 0.1%
Washington State Housing Finance Commission ,
Series 2016VR-1N , RB , VRDN ( Royal Bank of
Canada SBPA ) , 3.05% , 05/07/26
(a)
....... 4,700 4,700,000

Schedule of Investments
(unaudited) (continued)
April 30, 2026
MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wisconsin — 4.4%
(a)
Public Finance Authority , Series 2023D , RB ,
VRDN ( Truist Bank LOC ) , 3.20% , 05/07/26 . USD 49,545 $ 49,545,000
University of Wisconsin Hospitals & Clinics ,
Series 2018C , RB , VRDN ( BMO Harris Bank
NA SBPA ) , 3.45% , 05/01/26 ........... 36,275 36,275,000
University of Wisconsin Hospitals & Clinics ,
Series 2024C , RB , VRDN ( US Bank NA
SBPA ) , 3.45% , 05/01/26 .............. 14,425 14,425,000
Wisconsin Health & Educational Facilities
Authority , Series 2025B , RB , VRDN ( Truist
Bank LOC ) , 3.15% , 05/07/26 ........... 28,300 28,300,000
Wisconsin Housing & Economic Development
Authority , Series 2017C , RB , VRDN ( Federal
Home Loan Bank SBPA ) , 3.05% , 05/07/26 .. 9,090 9,090,000
Wisconsin Housing & Economic Development
Authority , Series 2025C , RB , VRDN ( Federal
Home Loan Bank SBPA ) , 3.04% , 05/07/26 .. 10,000 10,000,000
Wisconsin Housing & Economic Development
Authority Home Ownership , Series 2021D ,
RB , VRDN ( Royal Bank of Canada SBPA ) ,
3.05% , 05/07/26 ................... 5,000 5,000,000
Wisconsin Housing & Economic Development
Authority Home Ownership , Series 2025C ,
RB , VRDN ( Federal Home Loan Bank LOC ) ,
3.05% , 05/07/26 ................... 14,250 14,250,000
Wisconsin Housing & Economic Development
Authority Home Ownership , Series 2026C ,
RB , VRDN ( Royal Bank of Canada SBPA ) ,
3.05% , 05/07/26 ................... 5,835 5,835,000
172,720,000
Total Municipal Bonds — 94 .4%
(Cost: $ 3,731,035,000 ) ............................ 3,731,035,000
Closed-End Investment Companies
Multi State — 1.4%
Nuveen AMT-Free Quality Municipal Income
Fund , Series 1 , VRDP , ( JPMorgan Chase
Bank NA LIQ ) , 3.16% , 5/7/2026
(a) (c)
....... 55,800 55,800,000
New York — 1.0%
(a)(c)
Nuveen New York AMT-Free Quality Municipal
Income Fund , Series 1 , VRDP , ( Societe
Generale LIQ ) , 3.14% , 5/7/2026 ......... 10,200 10,200,000
Nuveen New York AMT-Free Quality Municipal
Income Fund , Series 5 , VRDP , ( Toronto-
Dominion Bank LIQ ) , 3.16% , 5/7/2026 ..... 30,000 30,000,000
40,200,000
Other — 2.2%
Nuveen AMT-Free Quality Municipal Income
Fund , Series 4 , VRDP , ( Barclays Bank plc
LIQ ) , 3.17% , 5/7/2026
(a) (c)
............. 85,200 85,200,000
Total Closed-End Investment Companies — 4 .6%
(Cost: $ 181,200,000 ) .............................. 181,200,000
Total Investments — 99 .0%
(Cost: $ 3,912,235,000 ) ............................ 3,912,235,000
Other Assets Less Liabilities — 1.0% .................... 40,854,896
Net Assets — 100.0% ...............................
$ 3,953,089,896
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
MuniCash

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(d)
When-issued security.
(e)
Rates are the current rate or a range of current rates as of period end.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Closed-End Investment Companies ............................ $ — $ 181,200,000 $ — $ 181,200,000
Municipal Bonds ......................................... — 3,731,035,000 — 3,731,035,000
$ — $ 3,912,235,000 $ — $ 3,912,235,000

Statements of Assets and Liabilities
(unaudited)

April 30, 2026

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Select Treasury
Based Liquidity
Fund FedFund TempCash T-Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 2,635,638,115 $ 101,289,001,573 $ 15,796,979,735 $ 51,119,721,267
Cash   ............................................................... 279,270,462 11,113,351,505 660,853,278 6,425,108,145
Repurchase agreements, at value — unaffiliated
(b)
.................................. 3,055,000,000 80,830,800,000 8,454,820,000 66,374,750,000
Receivables: – – – –
Capital shares sold ..................................................... 6,756,447 11,007,900 95,679,875 26,852,532
Interest — unaffiliated ................................................... 336,627 264,297,476 44,028,135 85,907,717
Prepaid expenses ....................................................... 597,684 95,548,414 341,356 37,493,850
Total assets ...........................................................
5,977,599,335 193,604,006,868 25,052,702,379 124,069,833,511
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 257,243,232 1,416,077,715 368,759,444 156,076,040
Capital shares redeemed ................................................. 4,513,733 11,894,666 60,594,177 14,569,694
Custodian fees ........................................................ 10,367 115,179 32,203 74,382
Income dividend distributions .............................................. 13,958,422 379,733,637 60,723,674 218,973,020
Management fees ...................................................... 848,060 26,060,155 3,571,670 16,358,967
Trustees' and Officer's fees ............................................... — 100,291 — 69,728
Professional fees ...................................................... 30,042 205,512 43,927 155,248
Registration fees ...................................................... — 134,136 — —
Service and distribution fees ............................................... 373,602 97,933,355 — 37,143,622
Transfer agent fees .................................................... 22,894 125,700 44,106 147,533
Other accrued expenses ................................................. 101,421 179,909 69,352 111,807
Total liabilities ..........................................................
277,101,773 1,932,560,255 493,838,553 443,680,041
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 5,700,497,562 $ 191,671,446,613 $ 24,558,863,826 $ 123,626,153,470
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 5,697,672,863 $ 191,736,748,945 $ 24,562,099,671 $ 123,665,891,840
Accumulated earnings (loss) ................................................ 2,824,699 (65,302,332) (3,235,845) (39,738,370)
NET ASSETS ..........................................................
$ 5,700,497,562 $ 191,671,446,613 $ 24,558,863,826 $ 123,626,153,470
(a)   Investments, at cost — unaffiliated ......................................... $ 2,635,638,115 $ 101,289,001,573 $ 15,799,202,562 $ 51,119,721,267
(b)   Repurchase agreements, at cost — unaffiliated ................................ $ 3,055,000,000 $ 80,830,800,000 $ 8,454,820,000 $ 66,374,750,000

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock
Select Treasury
Based Liquidity
Fund FedFund TempCash T-Fund
NET ASSET VALUE
Institutional
Net assets .........................................................
$ 5,413,961,073 $ 165,009,709,811 $ 23,694,366,750 $ 112,359,690,208
Shares outstanding ...................................................
5,411,271,249 165,066,044,846 23,686,452,414 112,395,756,860
Net asset value .....................................................
$ 1.00 $ 1.00 $ 1.0003 $ 1.00
Shares authorized ...................................................
Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... $ — $ — $ — $ —
Administration
Net assets .........................................................
$ 28,989,696 $ 9,605,754,553 $ — $ 6,072,872,893
Shares outstanding ...................................................
28,975,350 9,609,030,480 — 6,074,820,267
Net asset value .....................................................
$ 1.00 $ 1.00 $ — $ 1.00
Shares authorized ...................................................
Unlimited Unlimited — Unlimited
Par value ......................................................... $ — $ — $ — $ —
Capital
Net assets .........................................................
$ — $ 357,188,363 $ 21,977,776 $ 377,104,614
Shares outstanding ...................................................
— 357,310,270 21,969,692 377,225,594
Net asset value .....................................................
$ — $ 1.00 $ 1.0004 $ 1.00
Shares authorized ...................................................
— Unlimited Unlimited Unlimited
Par value ......................................................... $ — $ — $ — $ —
Cash Management
Net assets .........................................................
$ 7,330,493 $ 660,593,296 $ — $ 1,174,139,857
Shares outstanding ...................................................
7,326,855 660,818,555 — 1,174,517,159
Net asset value .....................................................
$ 1.00 $ 1.00 $ — $ 1.00
Shares authorized ...................................................
Unlimited Unlimited — Unlimited
Par value ......................................................... $ — $ — $ — $ —
Cash Reserve
Net assets .........................................................
$ — $ 4,725,801,694 $ — $ 62,518,577
Shares outstanding ...................................................
— 4,727,416,903 — 62,538,689
Net asset value .....................................................
$ — $ 1.00 $ — $ 1.00
Shares authorized ...................................................
— Unlimited — Unlimited
Par value ......................................................... $ — $ — $ — $ —
Dollar
Net assets .........................................................
$ 19,186,745 $ 4,278,556,839 $ 18,264,142 $ 2,339,743,945
Shares outstanding ...................................................
19,177,208 4,280,017,738 18,257,034 2,340,495,732
Net asset value .....................................................
$ 1.00 $ 1.00 $ 1.0004 $ 1.00
Shares authorized ...................................................
Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... $ — $ — $ — $ —
Great Pacific
Net assets .........................................................
$ — $ 53,679 $ 824,218,668 $ —
Shares outstanding ...................................................
— 53,697 824,010,997 —
Net asset value .....................................................
$ — $ 1.00 $ 1.0003 $ —
Shares authorized ...................................................
— Unlimited Unlimited —
Par value ......................................................... $ — $ — $ — $ —
Mischler Financial Group
Net assets .........................................................
$ 5,057,367 $ 2,801,271,844 $ — $ —
Shares outstanding ...................................................
5,054,853 2,802,223,039 — —
Net asset value .....................................................
$ 1.00 $ 1.00 $ — $ —
Shares authorized ...................................................
Unlimited Unlimited — —
Par value ......................................................... $ — $ — $ — $ —

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2026

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Select Treasury
Based Liquidity
Fund FedFund TempCash T-Fund
Penserra
Net assets .........................................................
$ — $ 107,357 $ — $ —
Shares outstanding ...................................................
— 107,394 — —
Net asset value .....................................................
$ — $ 1.00 $ — $ —
Shares authorized ...................................................
— Unlimited — —
Par value ......................................................... $ — $ — $ — $ —
Premier
Net assets .........................................................
$ — $ 3,759,167,936 $ 36,490 $ 1,230,392,466
Shares outstanding ...................................................
— 3,760,452,744 36,478 1,230,788,752
Net asset value .....................................................
$ — $ 1.00 $ 1.0003 $ 1.00
Shares authorized ...................................................
— Unlimited Unlimited Unlimited
Par value ......................................................... $ — $ — $ — $ —
Private Client
Net assets .........................................................
$ — $ 172,150 $ — $ —
Shares outstanding ...................................................
— 172,209 — —
Net asset value .....................................................
$ — $ 1.00 $ — $ —
Shares authorized ...................................................
— Unlimited — —
Par value ......................................................... $ — $ — $ — $ —
Select
Net assets .........................................................
$ — $ 287,296,599 $ — $ 9,690,910
Shares outstanding ...................................................
— 287,394,558 — 9,694,035
Net asset value .....................................................
$ — $ 1.00 $ — $ 1.00
Shares authorized ...................................................
— Unlimited — Unlimited
Par value ......................................................... $ — $ — $ — $ —
Stern Brothers
Net assets .........................................................
$ 200,159,346 $ 63,994,018 $ — $ —
Shares outstanding ...................................................
200,059,787 64,015,362 — —
Net asset value .....................................................
$ 1.00 $ 1.00 $ — $ —
Shares authorized ...................................................
Unlimited Unlimited — —
Par value ......................................................... $ — $ — $ — $ —
Tigress
Net assets .........................................................
$ 25,812,842 $ 80,009,379 $ — $ —
Shares outstanding ...................................................
25,800,000 80,036,531 — —
Net asset value .....................................................
$ 1.00 $ 1.00 $ — $ —
Shares authorized ...................................................
Unlimited Unlimited — —
Par value ......................................................... $ — $ — $ — $ —
WestCap
Net assets .........................................................
$ — $ 41,769,095 $ — $ —
Shares outstanding ...................................................
— 41,783,296 — —
Net asset value .....................................................
$ — $ 1.00 $ — $ —
Shares authorized ...................................................
— Unlimited — —
Par value ......................................................... $ — $ — $ — $ —

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
Treasury Trust
Fund MuniCash
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 180,767,132,953 $ 3,912,235,000
Cash   .............................................................................................. 9,199,295,104 70,761
Receivables: – –
Investments sold ..................................................................................... — 73,912,000
Capital shares sold .................................................................................... 63,083,328 9,151,417
Interest — unaffiliated .................................................................................. 43,223,053 13,255,985
Deferred offering costs ................................................................................... 3,228 —
Prepaid expenses ...................................................................................... 15,121,582 180,774
Total assets ..........................................................................................
190,087,859,248 4,008,805,937
LIABILITIES
Payables: – –
Investments purchased ................................................................................. 9,616,651,239 46,675,000
Offering costs ....................................................................................... 19,277 —
Capital shares redeemed ................................................................................ 73,913,839 3,057,620
Custodian fees ....................................................................................... 154,764 7,625
Income dividend distributions ............................................................................. 362,426,598 5,231,355
Management fees ..................................................................................... 24,272,856 627,489
Trustees' and Officer's fees .............................................................................. 77,741 —
Professional fees ..................................................................................... 189,799 25,018
Service and distribution fees .............................................................................. 15,304,903 19,406
Transfer agent fees ................................................................................... 239,589 21,133
Other accrued expenses ................................................................................ 2,309,429 51,395
Total liabilities .........................................................................................
10,095,560,034 55,716,041
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 179,992,299,214 $ 3,953,089,896
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 179,979,908,365 $ 3,953,072,665
Accumulated earnings ................................................................................... 12,390,849 17,231
NET ASSETS .........................................................................................
$ 179,992,299,214 $ 3,953,089,896
(a)   Investments, at cost — unaffiliated ........................................................................ $ 180,767,132,953 $ 3,912,235,000

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2026

Statements of Assets and Liabilities
See notes to financial statements.
Treasury Trust
Fund MuniCash
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 173,760,964,029 $ 3,953,089,896
Shares outstanding ...................................................................................
173,749,027,580 3,952,720,995
Net asset value .....................................................................................
$ 1.00 $ 1.0001
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ — $ —
Administration
Net assets .........................................................................................
$ 1,016,760,503 $ —
Shares outstanding ...................................................................................
1,016,689,508 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Capital
Net assets .........................................................................................
$ 1,751,324,160 $ —
Shares outstanding ...................................................................................
1,751,203,646 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Cash Management
Net assets .........................................................................................
$ 3,743,179 $ —
Shares outstanding ...................................................................................
3,742,899 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Cash Reserve
Net assets .........................................................................................
$ 126,341,229 $ —
Shares outstanding ...................................................................................
126,332,336 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
DLT Shares
Net assets .........................................................................................
$ 51,636 $ —
Shares outstanding ...................................................................................
51,632 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Dollar
Net assets .........................................................................................
$ 2,757,024,855 $ —
Shares outstanding ...................................................................................
2,756,843,855 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Select
Net assets .........................................................................................
$ 576,089,623 $ —
Shares outstanding ...................................................................................
576,050,171 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —

Statements of Operations
(unaudited)
Six Months Ended April 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Select
Treasury Based
Liquidity Fund FedFund TempCash T-Fund
INVESTMENT INCOME – – – –
Interest — unaffiliated ............................................. $ 124,683,077 $ 3,739,441,410 $ 487,618,065 $ 2,223,636,733
Other income — affiliated .......................................... — 4,217 — 6,211
Total investment income .............................................
124,683,077 3,739,445,627 487,618,065 2,223,642,944
EXPENSES
Management ................................................... 6,730,879 178,233,610 24,255,552 106,347,060
Registration ................................................... 208,956 836,002 741,852 452,832
Professional ................................................... 54,766 402,621 86,815 269,360
Service and distribution — class specific ................................ 49,441 22,239,927 27,281 8,062,653
Trustees and Officer .............................................. 26,702 235,337 92,956 194,801
Transfer agent .................................................. 25,616 1,110,482 91,917 275,267
Custodian ..................................................... 21,195 275,931 68,155 168,105
Printing and postage ............................................. 2,011 86,438 3,470 47,098
Transfer agent — class specific ...................................... 1,431 — — —
Miscellaneous .................................................. 45,704 298,177 73,136 185,993
Total expenses ...................................................
7,166,701 203,718,525 25,441,134 116,003,169
Less: – – – –
Fees waived and/or reimbursed by the Manager ........................... (1,511,792) (14,312,213) (3,177,748) (8,474,103)
Service and distribution fees waived and/or reimbursed — class specific .......... — (39,634) — (1,275)
Total ex penses after fees waived and/or reimbursed ..........................
5,654,909 189,366,678 22,263,386 107,527,791
Net investment income ..............................................
119,028,168 3,550,078,949 465,354,679 2,116,115,153
REALIZED AND UNREALIZED GAIN (LOSS) $ 308,168 $ 5,616,309 $ (6,768,918) $ 625,937
Net realized gain from investments ................................... 308,168 5,616,309 33,932 625,937
Net change in unrealized depreciation on investments .......................
— — (6,802,850) —
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 119,336,336 $ 3,555,695,258 $ 458,585,761 $ 2,116,741,090
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended April 30, 2026

Statements of Operations
Treasury Trust
Fund MuniCash
INVESTMENT INCOME – –
Interest — unaffiliated ............................................................................... $ 3,231,935,734 $ 46,914,302
Other income — affiliated ............................................................................ — 44,363
Total investment income ...............................................................................
3,231,935,734 46,958,665
EXPENSES
Management ..................................................................................... 154,957,902 5,547,267
Service and distribution — class specific .................................................................. 6,372,463 —
Registration ..................................................................................... 2,715,424 75,839
Transfer agent .................................................................................... 729,318 6,018
Professional ..................................................................................... 399,799 54,377
Custodian ....................................................................................... 350,307 14,273
Trustees and Officer ................................................................................ 217,984 16,993
Printing and postage ............................................................................... 53,309 1,130
Offering ........................................................................................ 46,978 —
Miscellaneous .................................................................................... 200,020 23,868
Total expenses excluding interest expense ...................................................................
166,043,504 5,739,765
Interest expense .................................................................................. — 47,312
Total expenses .....................................................................................
166,043,504 5,787,077
Less: – –
Fees waived and/or reimbursed by the Manager ............................................................. (14,464,099) (1,673,746)
Service and distribution fees waived and/or reimbursed — class specific ............................................ (36,449) —
Total ex penses after fees waived and/or reimbursed ............................................................
151,542,956 4,113,331
Net investment income ................................................................................
3,080,392,778 42,845,334
REALIZED AND UNREALIZED GAIN (LOSS) $ 7,234,110 $ 17,231
Net realized gain from investments ..................................................................... 7,234,110 17,231
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 3,087,626,888 $ 42,862,565
See notes to financial statements.

Statements of Changes in Net Assets

2026
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Select Treasury Based Liquidity
Fund FedFund
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 119,028,168 $ 274,180,530 $ 3,550,078,949 $ 7,527,780,700
Net realized gain ................................................ 308,168 1,574,408 5,616,309 7,289,518
Net increase in net assets resulting from operations ...........................
119,336,336 275,754,938 3,555,695,258 7,535,070,218
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ................................................... (113,986,274) (265,286,967) (3,080,584,628) (6,561,271,672)
  Administration ................................................. (619,639) (1,244,901) (149,759,264) (317,314,135)
  Capital ...................................................... — — (6,594,798) (13,446,153)
  Cash Management .............................................. (112,850) (279,741) (10,475,458) (24,795,790)
  Cash Reserve ................................................. — — (77,855,586) (166,778,674)
  Dollar ....................................................... (179,135) (573,675) (66,869,297) (170,092,586)
  Great Pacific .................................................. — — (957) (2,186)
  Mischler Financial Group .......................................... (109,178) (1,267,841) (83,108,085) (96,030,877)
Penserra ..................................................... — — (1,915) (146,274)
  Premier ...................................................... — — (66,179,714) (155,793,850)
  Private Client .................................................. — — (2,483) (6,360)
  Select ....................................................... — — (5,537,718) (13,916,295)
  Stern Brothers ................................................. (3,562,972) (4,354,884) (712,354) (2,745,677)
  Tigress ...................................................... (459,952) (1,187,010) (1,656,762) (3,882,132)
WestCap ..................................................... — — (830,163) (2,775,989)
Decrease in net assets resulting from distributions to shareholders .................
(119,030,000) (274,195,019) (3,550,169,182) (7,528,998,650)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(476,768,167) 690,395,759 1,813,196,981 12,338,042,569
NET ASSETS
Total increase (decrease) in net assets ................................... (476,461,831) 691,955,678 1,818,723,057 12,344,114,137
Beginning of period ................................................
6,176,959,393 5,485,003,715 189,852,723,556 177,508,609,419
End of period ....................................................
$ 5,700,497,562 $ 6,176,959,393 $ 191,671,446,613 $ 189,852,723,556
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
TempCash T-Fund
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 465,354,679 $ 993,178,005 $ 2,116,115,153 $ 4,664,072,475
Net realized gain ................................................ 33,932 15,393 625,937 5,173,492
Net change in unrealized appreciation (depreciation) ........................ (6,802,850) 744,084 — —
Net increase in net assets resulting from operations ...........................
458,585,761 993,937,482 2,116,741,090 4,669,245,967
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ................................................... (449,478,594) (957,348,462) (1,943,915,463) (4,263,323,418)
  Administration ................................................. — — (94,243,839) (223,846,590)
  Capital ...................................................... (278,756) (66,019) (6,633,886) (14,492,916)
  Cash Management .............................................. — — (19,587,528) (40,092,742)
  Cash Reserve ................................................. — — (920,723) (2,301,526)
  Dollar ....................................................... (360,266) (1,299,385) (27,197,466) (55,246,915)
  Great Pacific .................................................. (15,237,138) (34,461,549) — —
  Premier ...................................................... (682) (1,591) (23,499,940) (64,964,841)
  Select ....................................................... — — (178,243) (691,014)
Decrease in net assets resulting from distributions to shareholders .................
(465,355,436) (993,177,006) (2,116,177,088) (4,664,959,962)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(682,818,419) 4,391,210,255 4,770,804,798 8,526,599,121
NET ASSETS
Total increase (decrease) in net assets ................................... (689,588,094) 4,391,970,731 4,771,368,800 8,530,885,126
Beginning of period ................................................
25,248,451,920 20,856,481,189 118,854,784,670 110,323,899,544
End of period ....................................................
$ 24,558,863,826 $ 25,248,451,920 $ 123,626,153,470 $ 118,854,784,670
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
Treasury Trust Fund MuniCash
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Six Months Ended
04/30/26
(unaudited)
Year Ended
10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 3,080,392,778 $ 6,409,111,445 $ 42,845,334 $ 96,334,132
Net realized gain ................................................ 7,234,110 24,003,200 17,231 1,080
Net increase in net assets resulting from operations ...........................
3,087,626,888 6,433,114,645 42,862,565 96,335,212
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ................................................... (2,979,982,468) (6,178,401,548) (42,845,334) (96,334,132)
  Administration ................................................. (20,063,646) (37,537,773) — —
  Capital ...................................................... (30,865,333) (62,605,225) — —
  Cash Management .............................................. (54,004) (252,815) — —
  Cash Reserve ................................................. (2,245,866) (3,872,277) — —
  DLT Shares ................................................... (918) (714) — —
  Dollar ....................................................... (48,655,637) (146,399,154) — —
  Select ....................................................... (5,084,818) (8,888,274) — —
Decrease in net assets resulting from distributions to shareholders .................
(3,086,952,690) (6,437,957,780) (42,845,334) (96,334,132)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
19,259,772,543 31,591,894,478 463,552,147 (505,391,758)
NET ASSETS
Total increase (decrease) in net assets ................................... 19,260,446,741 31,587,051,343 463,569,378 (505,390,678)
Beginning of period ................................................
160,731,852,473 129,144,801,130 3,489,520,518 3,994,911,196
End of period ....................................................
$ 179,992,299,214 $ 160,731,852,473 $ 3,953,089,896 $ 3,489,520,518
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Select Treasury Based Liquidity Fund
Institutional
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0178  0 .0420  0 .0516  0 .0456  0 .0077  0 .0000
(a)
Net realized and unrealized gain (loss) ...........
0 .0000
(a)
0 .0000
(a)
( 0 .0001 )
(b)
0 .0000
(a)
0 .0007
(b)
0 .0001
Net increase from investment operations ........... 0.0178  0.0420  0.0515  0.0456  0.0084  0.0001
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .0178 ) ( 0 .0418 ) ( 0 .0515 ) ( 0 .0456 ) ( 0 .0084 ) ( 0 .0000 )
(d)
From net realized gain ...................... —  ( 0 .0002 ) ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions ........................... (0.0178) (0.0420) (0.0515) (0.0456) (0.0084) (0.0001)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 1.79%
(f)
4.28% 5.28% 4.66% 0.85% 0.02%
Ratios to Average Net Assets
Total expen ses ............................
0.21%
(g)
0.21% 0.22% 0.23% 0.22% 0.23%
Total expenses after fees waived and/or reimbursed ...
0.17%
(g)
0.17% 0.17% 0.17% 0.13% 0.09%
Net investment income ......................
3.59%
(g)
4.20% 5.16% 4.56% 0.77% 0.00%
(h)
Supplemental Data
Net assets, end of period (000) ................. $ 5,413,961  $ 5,904,810  $ 5,358,073  $ 5,944,451  $ 5,117,999  $ 4,912,973
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Select Treasury Based Liquidity Fund
Administration
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ........... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................
0 .0172  0 .0411  0 .0503  0 .0452  0 .0043  0 .0000
(a)
Net realized and unrealized gain (loss) ..........
0 .0001  ( 0 .0001 )
(b)
0 .0002  ( 0 .0006 )
(b)
0 .0035
(b)
0 .0001
Net increase from investment operations .......... 0.0173  0.0410  0.0505  0.0446  0.0078  0.0001
Distributions
(c)
– – – – – –
From net investment income ................ ( 0 .0173 ) ( 0 .0408 ) ( 0 .0505 ) ( 0 .0446 ) ( 0 .0078 ) ( 0 .0000 )
(d)
From net realized gain ..................... —  ( 0 .0002 ) ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions .......................... (0.0173) (0.0410) (0.0505) (0.0446) (0.0078) (0.0001)
Net asset value, end of period ................ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................... 1.74%
(f)
4.18% 5.17% 4.55% 0.78% 0.02%
Ratios to Average Net Assets
Total expen ses ...........................
0.31%
(g)
0.32% 0.32% 0.33% 0.32% 0.33%
Total expenses after fees waived and/or reimbursed ..
0.27%
(g)
0.27% 0.27% 0.27% 0.15% 0.08%
Net investment income .....................
3.48%
(g)
4.11% 5.03% 4.52% 0.43% 0.00%
(h)
Supplemental Data
Net assets, end of period (000) ................ $ 28,990  $ 24,274  $ 49,572  $ 31,594  $ 24,112  $ 87,091
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Select Treasury Based Liquidity Fund
Cash Management
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0153  0 .0370  0 .0466  0 .0399  0 .0051  0 .0000
(a)
Net realized and unrealized gain (loss) ...........
0 .0000
(a)
0 .0000
(a)
( 0 .0001 )
(b)
0 .0007  0 .0006
(b)
0 .0001
Net increase from investment operations ........... 0.0153  0.0370  0.0465  0.0406  0.0057  0.0001
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .0153 ) ( 0 .0369 ) ( 0 .0465 ) ( 0 .0406 ) ( 0 .0057 ) ( 0 .0000 )
(d)
From net realized gain ...................... —  ( 0 .0001 ) ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions ........................... (0.0153) (0.0370) (0.0465) (0.0406) (0.0057) (0.0001)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 1.54%
(f)
3.76% 4.76% 4.14% 0.57% 0.02%
Ratios to Average Net Assets
Total expen ses ............................
0.72%
(g)
0.72% 0.72% 0.73% 0.72% 0.73%
Total expenses after fees waived and/or reimbursed ...
0.67%
(g)
0.67% 0.67% 0.67% 0.39% 0.08%
Net investment income ......................
3.09%
(g)
3.70% 4.66% 3.99% 0.51% 0.00%
(h)
Supplemental Data
Net assets, end of period (000) ................. $ 7,330  $ 7,411  $ 7,577  $ 9,810  $ 14,435  $ 10,191
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Select Treasury Based Liquidity Fund
Dollar
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ........... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................
0 .0165  0 .0395  0 .0492  0 .0446  0 .0084  0 .0000
(a)
Net realized and unrealized gain (loss) ..........
0 .0001  0 .0000
(a)
( 0 .0001 )
(b)
( 0 .0015 )
(b)
( 0 .0015 ) 0 .0001
Net increase from investment operations .......... 0.0166  0.0395  0.0491  0.0431  0.0069  0.0001
Distributions
(c)
– – – – – –
From net investment income ................ ( 0 .0166 ) ( 0 .0394 ) ( 0 .0491 ) ( 0 .0431 ) ( 0 .0069 ) ( 0 .0000 )
(d)
From net realized gain ..................... —  ( 0 .0001 ) ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions .......................... (0.0166) (0.0395) (0.0491) (0.0431) (0.0069) (0.0001)
Net asset value, end of period ................ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................... 1.67%
(f)
4.02% 5.02% 4.40% 0.70% 0.02%
Ratios to Average Net Assets
Total expen ses ...........................
0.46%
(g)
0.46% 0.47% 0.48% 0.47% 0.48%
Total expenses after fees waived and/or reimbursed ..
0.42%
(g)
0.42% 0.42% 0.42% 0.29% 0.09%
Net investment income .....................
3.34%
(g)
3.95% 4.92% 4.46% 0.84% 0.00%
(h)
Supplemental Data
Net assets, end of period (000) ................ $ 19,187  $ 8,265  $ 14,422  $ 23,416  $ 15,765  $ 10,977
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Select Treasury Based Liquidity Fund
Mischler Financial Group
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Period from
11/01/21
(a)
to 10/31/22
Net asset value, beginning of period ......................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..................................
0 .0179  0 .0423  0 .0508  0 .0482  0 .0089
Net realized and unrealized gain (loss) ........................
( 0 .0001 )
(b)
( 0 .0003 )
(b)
0 .0007  ( 0 .0026 )
(b)
( 0 .0005 )
Net increase from investment operations ........................ 0.0178  0.0420  0.0515  0.0456  0.0084
Distributions
(c)
– – – – –
From net investment income .............................. ( 0 .0178 ) ( 0 .0418 ) ( 0 .0515 ) ( 0 .0456 ) ( 0 .0084 )
From net realized gain ................................... —  ( 0 .0002 ) ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
Total distributions ........................................ (0.0178) (0.0420) (0.0515) (0.0456) (0.0084)
Net asset value, end of period .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................................. 1.79%
(f)
4.28% 5.28% 4.66% 0.85%
(f)
Ratios to Average Net Assets
Total expen ses .........................................
0.21%
(g)
0.22% 0.22% 0.23% 0.22%
(g)
Total expenses after fees waived and/or reimbursed ................
0.17%
(g)
0.17% 0.17% 0.17% 0.17%
(g)
Net investment income ...................................
3.60%
(g)
4.23% 5.08% 4.82% 0.89%
(g)
Supplemental Data
Net assets, end of period (000) .............................. $ 5,057  $ 5,987  $ 30,050  $ 10,519  $ 5,120
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Select Treasury Based Liquidity Fund
Stern Brothers
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Period from
08/01/22
(a)
to 10/31/22
Net asset value, beginning of period ........................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................................
0 .0178  0 .0412  0 .0515  0 .0443  0 .0058
Net realized and unrealized gain (loss) ..........................
0 .0000
(b)
0 .0008  0 .0000
(b)
0 .0013  ( 0 .0000 )
(c)
Net increase from investment operations .......................... 0.0178  0.0420  0.0515  0.0456  0.0058
Distributions
(d)
– – – – –
From net investment income ................................ ( 0 .0178 ) ( 0 .0418 ) ( 0 .0515 ) ( 0 .0456 ) ( 0 .0058 )
From net realized gain ..................................... —  ( 0 .0002 ) ( 0 .0000 )
(c)
—  —
Total distributions .......................................... (0.0178) (0.0420) (0.0515) (0.0456) (0.0058)
Net asset value, end of period ................................ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................................... 1.79%
(f)
4.28% 5.28% 4.66% 0.58%
(f)
Ratios to Average Net Assets
Total expen ses ...........................................
0.21%
(g)
0.21% 0.22% 0.23% 0.23%
(g)
Total expenses after fees waived and/or reimbursed ..................
0.17%
(g)
0.17% 0.17% 0.17% 0.17%
(g)
Net investment income .....................................
3.59%
(g)
4.12% 5.15% 4.43% 2.31%
(g)
Supplemental Data
Net assets, end of period (000) ................................ $ 200,159  $ 200,141  $ 56  $ 53  $ 50
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Select Treasury Based Liquidity Fund
Tigress
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Period from
09/30/22
(a)
to 10/31/22
Net asset value, beginning of period .......................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...................................
0 .0178  0 .0419  0 .0516  0 .0488  0 .0026
Net realized and unrealized gain (loss) .........................
0 .0000
(b)
0 .0001  ( 0 .0001 )
(c)
( 0 .0032 )
(c)
( 0 .0004 )
Net increase from investment operations ......................... 0.0178  0.0420  0.0515  0.0456  0.0022
Distributions
(d)
– – – – –
From net investment income ............................... ( 0 .0178 ) ( 0 .0418 ) ( 0 .0515 ) ( 0 .0456 ) ( 0 .0022 )
From net realized gain .................................... —  ( 0 .0002 ) ( 0 .0000 )
(e)
—  —
Total distributions ......................................... (0.0178) (0.0420) (0.0515) (0.0456) (0.0022)
Net asset value, end of period ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
Based on net asset value ................................... 1.79%
(g)
4.28% 5.28% 4.66% 0.22%
(g)
Ratios to Average Net Assets
Total expen ses ..........................................
0.21%
(h)
0.22% 0.22% 0.23% 0.25%
(h)
Total expenses after fees waived and/or reimbursed .................
0.17%
(h)
0.17% 0.17% 0.17% 0.17%
(h)
Net investment income ....................................
3.59%
(h)
4.19% 5.16% 4.88% 2.91%
(h)
Supplemental Data
Net assets, end of period (000) ............................... $ 25,813  $ 26,071  $ 25,254  $ 28,193  $ 3,051
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

FedFund
Institutional
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0180  0 .0424  0 .0516  0 .0468  0 .0084  0 .0002
Net realized and unrealized gain (loss) ...........
0 .0000
(a)
0 .0000
(a)
0 .0001  ( 0 .0005 ) 0 .0006
(b)
0 .0001
Net increase from investment operations ........... 0.0180  0.0424  0.0517  0.0463  0.0090  0.0003
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .0180 ) ( 0 .0424 ) ( 0 .0517 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0002 )
From net realized gain ...................... —  —  ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions ........................... (0.0180) (0.0424) (0.0517) (0.0463) (0.0090) (0.0003)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 1.82%
(f) (g)
4.32% 5.29% 4.73% 0.90% 0.03%
Ratios to Average Net Assets
Total expen ses ............................
0.18%
(h)
0.18% 0.18% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ...
0.17%
(h)
0.17% 0.17% 0.17% 0.13% 0.08%
Net investment income ......................
3.63%
(h)
4.24% 5.16% 4.68% 0.84% 0.02%
Supplemental Data
Net assets, end of period (000) ................. $ 165,009,710  $ 164,888,886  $ 152,727,713  $ 122,363,197  $ 111,196,831  $ 127,458,227
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Administration
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0175  0 .0414  0 .0507  0 .0431  0 .0116  0 .0002
Net realized and unrealized gain (loss) ...........
0 .0000
(a)
0 .0000
(a)
0 .0000
(a)
0 .0022
(b)
( 0 .0032 ) 0 .0001
Net increase from investment operations ........... 0.0175  0.0414  0.0507  0.0453  0.0084  0.0003
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .0175 ) ( 0 .0414 ) ( 0 .0507 ) ( 0 .0453 ) ( 0 .0084 ) ( 0 .0002 )
From net realized gain ...................... —  —  ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions ........................... (0.0175) (0.0414) (0.0507) (0.0453) (0.0084) (0.0003)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 1.77%
(f) (g)
4.22% 5.19% 4.63% 0.84% 0.03%
Ratios to Average Net Assets
Total expen ses ............................
0.28%
(h)
0.28% 0.28% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ...
0.27%
(h)
0.27% 0.27% 0.27% 0.25% 0.08%
Net investment income ......................
3.53%
(h)
4.14% 5.07% 4.31% 1.16% 0.02%
Supplemental Data
Net assets, end of period (000) ................. $ 9,605,755  $ 7,988,749  $ 7,725,784  $ 7,965,006  $ 22,812,396  $ 3,021,092
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

FedFund
Capital
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0178  0 .0418  0 .0506  0 .0448  0 .0003  0 .0002
Net realized and unrealized gain ...............
0 .0000
(a)
0 .0001  0 .0006  0 .0012
(b)
0 .0085
(b)
0 .0001
Net increase from investment operations ........... 0.0178  0.0419  0.0512  0.0460  0.0088  0.0003
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .0178 ) ( 0 .0419 ) ( 0 .0512 ) ( 0 .0460 ) ( 0 .0088 ) ( 0 .0002 )
From net realized gain ...................... —  —  ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions ........................... (0.0178) (0.0419) (0.0512) (0.0460) (0.0088) (0.0003)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 1.79%
(f) (g)
4.27% 5.25% 4.70% 0.88% 0.03%
Ratios to Average Net Assets
Total expen ses ............................
0.23%
(h)
0.23% 0.23% 0.24% 0.24% 0.24%
Total expenses after fees waived and/or reimbursed ...
0.22%
(h)
0.22% 0.22% 0.21% 0.07% 0.07%
Net investment income ......................
3.58%
(h)
4.18% 5.06% 4.48% 0.03% 0.02%
Supplemental Data
Net assets, end of period (000) ................. $ 357,188  $ 372,082  $ 277,306  $ 2,588  $ 1,252  $ 25,722,827
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Cash Management
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0156  0 .0374  0 .0467  0 .0412  0 .0062  0 .0002
Net realized and unrealized gain (loss) ...........
0 .0000
(a)
0 .0000
(a)
0 .0000
(a)
0 .0001
(b)
( 0 .0000 )
(c)
0 .0001
Net increase from investment operations ........... 0.0156  0.0374  0.0467  0.0413  0.0062  0.0003
Distributions
(d)
– – – – – –
From net investment income ................. ( 0 .0156 ) ( 0 .0374 ) ( 0 .0467 ) ( 0 .0413 ) ( 0 .0062 ) ( 0 .0002 )
From net realized gain ...................... —  —  ( 0 .0000 )
(c)
—  ( 0 .0000 )
(c)
( 0 .0001 )
Total distributions ........................... (0.0156) (0.0374) (0.0467) (0.0413) (0.0062) (0.0003)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 1.57%
(f) (g)
3.81% 4.77% 4.21% 0.62% 0.03%
Ratios to Average Net Assets
Total expen ses ............................
0.68%
(h)
0.68% 0.68% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ...
0.67%
(h)
0.67% 0.67% 0.67% 0.42% 0.08%
Net investment income ......................
3.14%
(h)
3.74% 4.67% 4.12% 0.62% 0.02%
Supplemental Data
Net assets, end of period (000) ................. $ 660,593  $ 693,639  $ 658,764  $ 718,126  $ 695,591  $ 590,584
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

FedFund
Cash Reserve
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................
0 .0160  0 .0384  0 .0477  0 .0418  0 .0063  0 .0002
Net realized and unrealized gain ................
0 .0000
(a)
0 .0000
(a)
0 .0000
(a)
0 .0005
(b)
0 .0004
(b)
0 .0001
Net increase from investment operations ............ 0.0160  0.0384  0.0477  0.0423  0.0067  0.0003
Distributions
(c)
– – – – – –
From net investment income .................. ( 0 .0160 ) ( 0 .0384 ) ( 0 .0477 ) ( 0 .0423 ) ( 0 .0067 ) ( 0 .0002 )
From net realized gain ....................... —  —  ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions ............................ (0.0160) (0.0384) (0.0477) (0.0423) (0.0067) (0.0003)
Net asset value, end of period .................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................... 1.61%
(f) (g)
3.91% 4.87% 4.32% 0.67% 0.03%
Ratios to Average Net Assets
Total expen ses .............................
0.58%
(h)
0.58% 0.58% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed ....
0.57%
(h)
0.57% 0.57% 0.57% 0.35% 0.08%
Net investment income .......................
3.23%
(h)
3.84% 4.77% 4.18% 0.63% 0.02%
Supplemental Data
Net assets, end of period (000) .................. $ 4,725,802  $ 4,611,472  $ 4,143,595  $ 4,048,351  $ 5,181,757  $ 5,518,536
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Dollar
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0168  0 .0399  0 .0492  0 .0439  0 .0080  0 .0002
Net realized and unrealized gain (loss) ...........
0 .0000
(a)
0 .0000
(a)
0 .0000
(a)
( 0 .0001 ) ( 0 .0005 ) 0 .0001
Net increase from investment operations ........... 0.0168  0.0399  0.0492  0.0438  0.0075  0.0003
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .0168 ) ( 0 .0399 ) ( 0 .0492 ) ( 0 .0438 ) ( 0 .0075 ) ( 0 .0002 )
From net realized gain ...................... —  —  ( 0 .0000 )
(c)
—  ( 0 .0000 )
(c)
( 0 .0001 )
Total distributions ........................... (0.0168) (0.0399) (0.0492) (0.0438) (0.0075) (0.0003)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................... 1.69%
(e) (f)
4.06% 5.03% 4.47% 0.75% 0.03%
Ratios to Average Net Assets
Total expen ses ............................
0.43%
(g)
0.43% 0.43% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ...
0.42%
(g)
0.42% 0.42% 0.42% 0.29% 0.08%
Net investment income ......................
3.38%
(g)
3.99% 4.92% 4.39% 0.80% 0.02%
Supplemental Data
Net assets, end of period (000) ................. $ 4,278,557  $ 3,799,247  $ 4,043,250  $ 3,987,319  $ 3,653,256  $ 2,863,692
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

FedFund
Great Pacific
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Period from
08/12/24
(a)
to 10/31/24
Net asset value, beginning of period ....................................................... $ 1.00  $ 1.00  $ 1.00
Net investment income ................................................................
0 .0180  0 .0424  0 .0110
Net realized gain ....................................................................
0 .0000
(b)
0 .0000
(b)
0 .0000
(b)
Net increase from investment operations ...................................................... 0.0180  0.0424  0.0110
Distributions from net investment income
(c)
.................................................. (0.0180) (0.0424) (0.0110)
Net asset value, end of period ............................................................ $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ................................................................ 1.82%
(e) (f)
4.32% 1.11%
(e)
Ratios to Average Net Assets
Total expen ses .......................................................................
0.19%
(g)
0.18% 0.18%
(g)
Total expenses after fees waived and/or reimbursed ..............................................
0.17%
(g)
0.17% 0.17%
(g)
Net investment income .................................................................
3.63%
(g)
4.24% 4.99%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................ $ 54  $ 53  $ 51
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Mischler Financial Group
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Period from
01/22/21
(a)
to 10/31/21
Net asset value, beginning of period ........... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................
0 .0179  0 .0426  0 .0517  0 .0489  0 .0081  0 .0001
Net realized and unrealized gain (loss) ..........
0 .0001  ( 0 .0002 )
(b)
0 .0000
(c)
( 0 .0026 ) 0 .0009
(b)
0 .0001
Net increase from investment operations .......... 0.0180  0.0424  0.0517  0.0463  0.0090  0.0002
Distributions
(d)
– – – – – –
From net investment income ................ ( 0 .0180 ) ( 0 .0424 ) ( 0 .0517 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0001 )
From net realized gain ..................... —  —  ( 0 .0000 )
(e)
—  ( 0 .0000 )
(e)
( 0 .0001 )
Total distributions .......................... (0.0180) (0.0424) (0.0517) (0.0463) (0.0090) (0.0002)
Net asset value, end of period ................ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
Based on net asset value .................... 1.82%
(g) (h)
4.32% 5.29% 4.73% 0.90% 0.02%
(g)
Ratios to Average Net Assets
Total expen ses ...........................
0.18%
(i)
0.18% 0.18% 0.19% 0.19% 0.19%
(i)
Total expenses after fees waived and/or reimbursed ..
0.17%
(i)
0.17% 0.17% 0.17% 0.13% 0.05%
(i)
Net investment income .....................
3.60%
(i)
4.26% 5.17% 4.89% 0.81% 0.03%
(i)
Supplemental Data
Net assets, end of period (000) ................ $ 2,801,272  $ 3,349,993  $ 3,113,093  $ 2,018,045  $ 673,842  $ 1,636,430
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(i)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

FedFund
Penserra
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Period from
08/12/24
(a)
to 10/31/24
Net asset value, beginning of period ....................................................... $ 1.00  $ 1.00  $ 1.00
Net investment income ................................................................
0 .0180  0 .0421  0 .0110
Net realized and unrealized gain ..........................................................
0 .0000
(b)
0 .0003  0 .0000
(b)
Net increase from investment operations ...................................................... 0.0180  0.0424  0.0110
Distributions from net investment income
(c)
.................................................. (0.0180) (0.0424) (0.0110)
Net asset value, end of period ............................................................ $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ................................................................ 1.82%
(e) (f)
4.32% 1.11%
(e)
Ratios to Average Net Assets
Total expen ses .......................................................................
0.18%
(g)
0.18% 0.18%
(g)
Total expenses after fees waived and/or reimbursed ..............................................
0.17%
(g)
0.17% 0.17%
(g)
Net investment income .................................................................
3.63%
(g)
4.21% 4.99%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................ $ 107  $ 105  $ 101
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Premier
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period .......... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...................
0 .0180  0 .0424  0 .0516  0 .0466  0 .0208  0 .0002
Net realized and unrealized gain (loss) .........
0 .0000
(a)
( 0 .0000 )
(b) (c)
0 .0001  ( 0 .0003 ) ( 0 .0118 ) 0 .0001
Net increase from investment operations ......... 0.0180  0.0424  0.0517  0.0463  0.0090  0.0003
Distributions
(d)
– – – – – –
From net investment income ............... ( 0 .0180 ) ( 0 .0424 ) ( 0 .0517 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0002 )
From net realized gain .................... —  —  ( 0 .0000 )
(b)
—  ( 0 .0000 )
(b)
( 0 .0001 )
Total distributions ......................... (0.0180) (0.0424) (0.0517) (0.0463) (0.0090) (0.0003)
Net asset value, end of period ............... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ................... 1.82%
(f) (g)
4.32% 5.29% 4.73% 0.90% 0.03%
Ratios to Average Net Assets
Total expen ses ..........................
0.18%
(h)
0.18% 0.18% 0.19% 0.18% 0.19%
Total expenses after fees waived and/or reimbursed .
0.17%
(h)
0.17% 0.17% 0.17% 0.17% 0.06%
Net investment income ....................
3.63%
(h)
4.24% 5.16% 4.66% 2.09% 0.02%
Supplemental Data
Net assets, end of period (000) ............... $ 3,759,168  $ 3,617,470  $ 3,911,216  $ 2,879,645  $ 1,429,878  $ 18,892
(a)
Amount is less than $0.00005 per share.
(b)
Amount is greater than $(0.00005) per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

FedFund
Private Client
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0155  0 .0373  0 .0467  0 .0412  0 .0061  0 .0002
Net realized and unrealized gain (loss) ...........
0 .0000
(a)
0 .0000
(a)
( 0 .0001 )
(b)
( 0 .0000 )
(c)
0 .0001
(b)
0 .0001
Net increase from investment operations ........... 0.0155  0.0373  0.0466  0.0412  0.0062  0.0003
Distributions
(d)
– – – – – –
From net investment income ................. ( 0 .0155 ) ( 0 .0373 ) ( 0 .0466 ) ( 0 .0412 ) ( 0 .0062 ) ( 0 .0002 )
From net realized gain ...................... —  —  ( 0 .0000 )
(c)
—  ( 0 .0000 )
(c)
( 0 .0001 )
Total distributions ........................... (0.0155) (0.0373) (0.0466) (0.0412) (0.0062) (0.0003)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 1.56%
(f) (g)
3.80% 4.76% 4.20% 0.62% 0.03%
Ratios to Average Net Assets
Total expen ses ............................
1.03%
(h)
1.03% 1.03% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ...
0.68%
(h)
0.68% 0.68% 0.68% 0.42% 0.08%
Net investment income ......................
3.13%
(h)
3.73% 4.67% 4.12% 0.61% 0.02%
Supplemental Data
Net assets, end of period (000) ................. $ 172  $ 186  $ 160  $ 250  $ 253  $ 252
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Select
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................
0 .0139  0 .0341  0 .0434  0 .0365  0 .0042  0 .0002
Net realized and unrealized gain ................
0 .0000
(a)
0 .0000
(a)
0 .0000
(a)
0 .0015
(b)
0 .0005
(b)
0 .0001
Net increase from investment operations ............ 0.0139  0.0341  0.0434  0.0380  0.0047  0.0003
Distributions
(c)
– – – – – –
From net investment income .................. ( 0 .0139 ) ( 0 .0341 ) ( 0 .0434 ) ( 0 .0380 ) ( 0 .0047 ) ( 0 .0002 )
From net realized gain ....................... —  —  ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions ............................ (0.0139) (0.0341) (0.0434) (0.0380) (0.0047) (0.0003)
Net asset value, end of period .................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................... 1.40%
(f) (g)
3.46% 4.43% 3.87% 0.47% 0.03%
Ratios to Average Net Assets
Total expen ses .............................
1.03%
(h)
1.03% 1.03% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ....
1.00%
(h)
1.00% 1.00% 1.00% 0.50% 0.08%
Net investment income .......................
2.81%
(h)
3.41% 4.34% 3.65% 0.42% 0.02%
Supplemental Data
Net assets, end of period (000) .................. $ 287,297  $ 371,874  $ 335,419  $ 325,700  $ 657,779  $ 727,352
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

FedFund
Stern Brothers
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Period from
08/01/22
(a)
to 10/31/22
Net asset value, beginning of period ......................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..................................
0 .0177  0 .0450  0 .0491  0 .0513  0 .0060
Net realized and unrealized gain (loss) ........................
0 .0003  ( 0 .0026 )
(b)
0 .0026  ( 0 .0050 ) ( 0 .0000 )
(c)
Net increase from investment operations ........................ 0.0180  0.0424  0.0517  0.0463  0.0060
Distributions
(d)
– – – – –
From net investment income .............................. ( 0 .0180 ) ( 0 .0424 ) ( 0 .0517 ) ( 0 .0463 ) ( 0 .0060 )
From net realized gain ................................... —  —  ( 0 .0000 )
(c)
—  —
Total distributions ........................................ (0.0180) (0.0424) (0.0517) (0.0463) (0.0060)
Net asset value, end of period .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................................. 1.82%
(f) (g)
4.32% 5.29% 4.73% 0.60%
(f)
Ratios to Average Net Assets
Total expen ses .........................................
0.18%
(h)
0.18% 0.18% 0.18% 0.18%
(h)
Total expenses after fees waived and/or reimbursed ................
0.17%
(h)
0.17% 0.17% 0.17% 0.17%
(h)
Net investment income ...................................
3.57%
(h)
4.50% 4.91% 5.13% 2.37%
(h)
Supplemental Data
Net assets, end of period (000) .............................. $ 63,994  $ 9,961  $ 409,802  $ 27  $ 50
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Tigress
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Period from
09/30/22
(a)
to 10/31/22
Net asset value, beginning of period ......................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..................................
0 .0181  0 .0423  0 .0518  0 .0494  0 .0025
Net realized and unrealized gain (loss) ........................
( 0 .0001 )
(b)
0 .0001  ( 0 .0001 )
(b)
( 0 .0031 ) ( 0 .0002 )
Net increase from investment operations ........................ 0.0180  0.0424  0.0517  0.0463  0.0023
Distributions
(c)
– – – – –
From net investment income .............................. ( 0 .0180 ) ( 0 .0424 ) ( 0 .0517 ) ( 0 .0463 ) ( 0 .0023 )
From net realized gain ................................... —  —  ( 0 .0000 )
(d)
—  —
Total distributions ........................................ (0.0180) (0.0424) (0.0517) (0.0463) (0.0023)
Net asset value, end of period .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................................. 1.82%
(f) (g)
4.32% 5.29% 4.73% 0.23%
(f)
Ratios to Average Net Assets
Total expen ses .........................................
0.18%
(h)
0.18% 0.18% 0.18% 0.19%
(h)
Total expenses after fees waived and/or reimbursed ................
0.17%
(h)
0.17% 0.17% 0.17% 0.17%
(h)
Net investment income ...................................
3.65%
(h)
4.23% 5.18% 4.97% 2.87%
(h)
Supplemental Data
Net assets, end of period (000) .............................. $ 80,009  $ 98,558  $ 83,692  $ 29,732  $ 2,050
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
FedFund
WestCap
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Period from
08/12/22
(a)
to 10/31/22
Net asset value, beginning of period ......................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..................................
0 .0181  0 .0426  0 .0517  0 .0501  0 .0054
Net realized and unrealized gain (loss) ........................
( 0 .0001 )
(b)
( 0 .0002 )
(b)
0 .0000
(c)
( 0 .0038 ) ( 0 .0000 )
(d)
Net increase from investment operations ........................ 0.0180  0.0424  0.0517  0.0463  0.0054
Distributions
(e)
– – – – –
From net investment income .............................. ( 0 .0180 ) ( 0 .0424 ) ( 0 .0517 ) ( 0 .0463 ) ( 0 .0054 )
From net realized gain ................................... —  —  ( 0 .0000 )
(d)
—  —
Total distributions ........................................ (0.0180) (0.0424) (0.0517) (0.0463) (0.0054)
Net asset value, end of period .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
Based on net asset value .................................. 1.82%
(g) (h)
4.32% 5.29% 4.73% 0.54%
(g)
Ratios to Average Net Assets
Total expen ses .........................................
0.18%
(i)
0.18% 0.18% 0.18% 0.18%
(i)
Total expenses after fees waived and/or reimbursed ................
0.17%
(i)
0.17% 0.17% 0.17% 0.17%
(i)
Net investment income ...................................
3.64%
(i)
4.26% 5.17% 5.01% 2.42%
(i)
Supplemental Data
Net assets, end of period (000) .............................. $ 41,769  $ 50,449  $ 78,664  $ 103,261  $ 50
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Amount is greater than $(0.00005) per share.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(i)
Annualized.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
TempCash
Institutional
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ...........
$ 1.0006  $ 1.0006  $ 1.0004  $ 1.0000  $ 1.0006  $ 1.0009
Net investment income ....................
0 .0187  0 .0436  0 .0529  0 .0488  0 .0119  0 .0005
Net realized and unrealized gain (loss) ..........
( 0 .0003 ) 0 .0000
(a)
0 .0004  ( 0 .0002 )
(b)
( 0 .0026 ) ( 0 .0003 )
Net increase from investment operations .......... 0.0184  0.0436  0.0533  0.0486  0.0093  0.0002
Distributions from net investment income
(c)
...... (0.0187) (0.0436) (0.0531) (0.0482) (0.0099) (0.0005)
Net asset value, end of period ................ $ 1.0003  $ 1.0006  $ 1.0006  $ 1.0004  $ 1.0000  $ 1.0006
Total Return
(d)
Based on net asset value .................... 1.85%
(e)
4.45%
(f)
5.45% 4.97% 0.94% 0.02%
Ratios to Average Net Assets
Total expen ses ...........................
0.21%
(g)
0.20% 0.21% 0.22% 0.26% 0.24%
Total expenses after fees waived and/or reimbursed ..
0.18%
(g)
0.18% 0.18% 0.18% 0.17% 0.17%
Net investment income .....................
3.77%
(g)
4.36% 5.29% 4.88% 1.19% 0.05%
Supplemental Data
Net assets, end of period (000) ................ $ 23,694,367  $ 24,402,636  $ 20,034,823  $ 13,151,148  $ 8,658,551  $ 5,786,777
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

TempCash
Capital
Six Months
Ended
04/30/26
(unaudited)
Period from
04/14/25
(a)
to 10/31/25
Net asset value, beginning of period ......................................................................
$ 1.0006  $ 1.0004
Net investment income ...............................................................................
0 .0184  0 .0228
Net realized and unrealized gain (loss) .....................................................................
( 0 .0002 ) 0 .0008
Net increase from investment operations ..................................................................... 0.0182  0.0236
Distributions from net investment income
(b)
................................................................. (0.0184) (0.0234)
Net asset value, end of period ........................................................................... $ 1.0004  $ 1.0006
Total Return
(c)
Based on net asset value ............................................................................... 1.84%
(d)
2.38%
(d) (e)
Ratios to Average Net Assets
Total expen ses ......................................................................................
0.26%
(f)
0.25%
(f)
Total expenses after fees waived and/or reimbursed .............................................................
0.23%
(f)
0.23%
(f)
Net investment income ................................................................................
3.71%
(f)
4.15%
(f)
Supplemental Data
Net assets, end of period (000) ........................................................................... $ 21,978  $ 10,548
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempCash
Dollar
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ...........
$ 1.0007  $ 1.0007  $ 1.0004  $ 1.0000  $ 1.0006  $ 1.0009
Net investment income (loss) ................
0 .0176  0 .0425  0 .0513  0 .0459  0 .0084  ( 0 .0000 )
(a)
Net realized and unrealized gain (loss) ..........
( 0 .0004 ) ( 0 .0005 )
(b)
0 .0013  0 .0003  ( 0 .0006 ) ( 0 .0001 )
Net increase (decrease) from investment operations .. 0.0172  0.0420  0.0526  0.0462  0.0078  (0.0001)
Distributions from net investment income
(c)
...... (0.0175) (0.0420) (0.0523) (0.0458) (0.0084) (0.0002)
Net asset value, end of period ................ $ 1.0004  $ 1.0007  $ 1.0007  $ 1.0004  $ 1.0000  $ 1.0006
Total Return
(d)
Based on net asset value .................... 1.74%
(e)
4.28%
(f)
5.39% 4.72% 0.78% (0.01)%
Ratios to Average Net Assets
Total expen ses ...........................
0.44%
(g)
0.35% 0.24% 0.47% 0.51% 0.50%
Total expenses after fees waived and/or reimbursed ..
0.41%
(g)
0.33% 0.21% 0.42% 0.33% 0.20%
Net investment income .....................
3.55%
(g)
4.25% 5.17% 4.59% 0.84% (0.00)%
(h)
Supplemental Data
Net assets, end of period (000) ................ $ 18,264  $ 26,028  $ 46,896  $ 19  $ 18  $ 18
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
(h)
Amount is greater than (0.005)%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

TempCash
Great Pacific
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Period from
01/23/23
(a)
to 10/31/23
Net asset value, beginning of period ........................................
$ 1.0005  $ 1.0005  $ 1.0003  $ 1.0004
Net investment income .................................................
0 .0187  0 .0436  0 .0527  0 .0387
Net realized and unrealized gain (loss) .......................................
( 0 .0002 ) 0 .0000
(b)
0 .0006  0 .0002
Net increase from investment operations ....................................... 0.0185  0.0436  0.0533  0.0389
Distributions from net investment income
(c)
................................... (0.0187) (0.0436) (0.0531) (0.0390)
Net asset value, end of period ............................................. $ 1.0003  $ 1.0005  $ 1.0005  $ 1.0003
Total Return
(d)
Based on net asset value ................................................. 1.86%
(e)
4.45%
(f)
5.45% 3.96%
(e)
Ratios to Average Net Assets
Total expen ses ........................................................
0.21%
(g)
0.21% 0.21% 0.22%
(g)
Total expenses after fees waived and/or reimbursed ...............................
0.18%
(g)
0.18% 0.18% 0.18%
(g)
Net investment income ..................................................
3.77%
(g)
4.36% 5.27% 5.01%
(g)
Supplemental Data
Net assets, end of period (000) ............................................. $ 824,219  $ 809,204  $ 774,727  $ 404,394
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempCash
Premier
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ...........
$ 1.0006  $ 1.0006  $ 1.0004  $ 1.0000  $ 1.0006  $ 1.0010
Net investment income ....................
0 .0187  0 .0436  0 .0530  0 .0482  0 .0099  0 .0005
Net realized and unrealized gain (loss) ..........
( 0 .0003 ) 0 .0000
(a)
0 .0002  0 .0004  ( 0 .0006 ) ( 0 .0004 )
Net increase from investment operations .......... 0.0184  0.0436  0.0532  0.0486  0.0093  0.0001
Distributions from net investment income
(b)
...... (0.0187) (0.0436) (0.0530) (0.0482) (0.0099) (0.0005)
Net asset value, end of period ................ $ 1.0003  $ 1.0006  $ 1.0006  $ 1.0004  $ 1.0000  $ 1.0006
Total Return
(c)
Based on net asset value .................... 1.85%
(d)
4.45%
(e)
5.45% 4.97% 0.94% 0.01%
Ratios to Average Net Assets
Total expen ses ...........................
0.21%
(f)
0.20% 0.21% 0.22% 0.27% 0.25%
Total expenses after fees waived and/or reimbursed ..
0.18%
(f)
0.18% 0.18% 0.18% 0.17% 0.16%
Net investment income .....................
3.77%
(f)
4.36% 5.30% 4.82% 0.99% 0.05%
Supplemental Data
Net assets, end of period (000) ................ $ 36  $ 37  $ 37  $ 36  $ 36  $ 37
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

T-Fund
Institutional
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................
0 .0180  0 .0423  0 .0516  0 .0468  0 .0084  0 .0001
Net realized gain (loss) ......................
( 0 .0000 )
(a) (b)
0 .0000
(c)
0 .0000
(c)
( 0 .0005 ) 0 .0006
(b)
0 .0001
Net increase from investment operations ............ 0.0180  0.0423  0.0516  0.0463  0.0090  0.0002
Distributions
(d)
– – – – – –
From net investment income .................. ( 0 .0180 ) ( 0 .0423 ) ( 0 .0516 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0001 )
From net realized gain ....................... —  —  —  —  ( 0 .0000 )
(a)
( 0 .0001 )
Total distributions ............................ (0.0180) (0.0423) (0.0516) (0.0463) (0.0090) (0.0002)
Net asset value, end of period .................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................... 1.81%
(f) (g)
4.31% 5.29% 4.73% 0.90% 0.02%
Ratios to Average Net Assets
Total expen ses .............................
0.18%
(h)
0.18% 0.18% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ....
0.17%
(h)
0.17% 0.17% 0.17% 0.14% 0.08%
Net investment income .......................
3.63%
(h)
4.23% 5.16% 4.68% 0.84% 0.01%
Supplemental Data
Net assets, end of period (000) .................. $ 112,359,690  $ 108,985,358  $ 101,661,627  $ 87,613,217  $ 82,703,301  $ 91,031,976
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Administration
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0175  0 .0412  0 .0506  0 .0423  0 .0120  0 .0001
Net realized gain (loss) .....................
( 0 .0000 )
(a) (b)
0 .0001  0 .0000
(c)
0 .0030
(b)
( 0 .0037 ) 0 .0001
Net increase from investment operations ........... 0.0175  0.0413  0.0506  0.0453  0.0083  0.0002
Distributions
(d)
– – – – – –
From net investment income ................. ( 0 .0175 ) ( 0 .0413 ) ( 0 .0506 ) ( 0 .0453 ) ( 0 .0083 ) ( 0 .0001 )
From net realized gain ...................... —  —  —  —  ( 0 .0000 )
(a)
( 0 .0001 )
Total distributions ........................... (0.0175) (0.0413) (0.0506) (0.0453) (0.0083) (0.0002)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 1.76%
(f) (g)
4.21% 5.18% 4.63% 0.84% 0.01%
Ratios to Average Net Assets
Total expen ses ............................
0.28%
(h)
0.28% 0.28% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ...
0.27%
(h)
0.27% 0.27% 0.27% 0.27% 0.08%
Net investment income ......................
3.53%
(h)
4.12% 5.06% 4.23% 1.20% 0.01%
Supplemental Data
Net assets, end of period (000) ................. $ 6,072,873  $ 5,552,709  $ 4,655,387  $ 3,987,751  $ 15,781,965  $ 504,427
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

T-Fund
Capital
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0178  0 .0416  0 .0510  0 .0480  0 .0001  0 .0001
Net realized gain (loss) .....................
( 0 .0000 )
(a) (b)
0 .0002  0 .0001  ( 0 .0022 ) 0 .0086
(b)
0 .0001
Net increase from investment operations ........... 0.0178  0.0418  0.0511  0.0458  0.0087  0.0002
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .0178 ) ( 0 .0418 ) ( 0 .0511 ) ( 0 .0458 ) ( 0 .0087 ) ( 0 .0001 )
From net realized gain ...................... —  —  —  —  ( 0 .0000 )
(a)
( 0 .0001 )
Total distributions ........................... (0.0178) (0.0418) (0.0511) (0.0458) (0.0087) (0.0002)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................... 1.79%
(e) (f)
4.26% 5.23% 4.68% 0.87% 0.01%
Ratios to Average Net Assets
Total expen ses ............................
0.23%
(g)
0.23% 0.23% 0.24% 0.24% 0.24%
Total expenses after fees waived and/or reimbursed ...
0.22%
(g)
0.22% 0.22% 0.22% 0.09% 0.08%
Net investment income ......................
3.58%
(g)
4.16% 5.10% 4.80% 0.01% 0.01%
Supplemental Data
Net assets, end of period (000) ................. $ 377,105  $ 379,952  $ 275,247  $ 202,286  $ 55,006  $ 27,304,259
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Cash Management
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0155  0 .0372  0 .0465  0 .0411  0 .0059  0 .0001
Net realized gain (loss) .....................
( 0 .0000 )
(a) (b)
0 .0001  0 .0001  0 .0002
(b)
0 .0003
(b)
0 .0001
Net increase from investment operations ........... 0.0155  0.0373  0.0466  0.0413  0.0062  0.0002
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .0155 ) ( 0 .0373 ) ( 0 .0466 ) ( 0 .0413 ) ( 0 .0062 ) ( 0 .0001 )
From net realized gain ...................... —  —  —  —  ( 0 .0000 )
(a)
( 0 .0001 )
Total distributions ........................... (0.0155) (0.0373) (0.0466) (0.0413) (0.0062) (0.0002)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................... 1.56%
(e) (f)
3.79% 4.76% 4.21% 0.62% 0.01%
Ratios to Average Net Assets
Total expen ses ............................
0.68%
(g)
0.68% 0.68% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ...
0.67%
(g)
0.67% 0.67% 0.67% 0.41% 0.08%
Net investment income ......................
3.13%
(g)
3.72% 4.65% 4.11% 0.59% 0.00%
(h)
Supplemental Data
Net assets, end of period (000) ................. $ 1,174,140  $ 1,262,648  $ 1,019,811  $ 915,927  $ 887,139  $ 825,420
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

T-Fund
Cash Reserve
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0160  0 .0383  0 .0477  0 .0417  0 .0033  0 .0001
Net realized gain (loss) .....................
0 .0000
(a)
0 .0000
(a)
( 0 .0001 )
(b)
0 .0006
(b)
0 .0034
(b)
0 .0001
Net increase from investment operations ........... 0.0160  0.0383  0.0476  0.0423  0.0067  0.0002
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .0160 ) ( 0 .0383 ) ( 0 .0476 ) ( 0 .0423 ) ( 0 .0067 ) ( 0 .0001 )
From net realized gain ...................... —  —  —  —  ( 0 .0000 )
(d)
( 0 .0001 )
Total distributions ........................... (0.0160) (0.0383) (0.0476) (0.0423) (0.0067) (0.0002)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 1.61%
(f) (g)
3.90% 4.87% 4.32% 0.67% 0.01%
Ratios to Average Net Assets
Total expen ses ............................
0.58%
(h)
0.58% 0.58% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed ...
0.57%
(h)
0.57% 0.57% 0.57% 0.22% 0.07%
Net investment income ......................
3.22%
(h)
3.83% 4.77% 4.17% 0.33% 0.01%
Supplemental Data
Net assets, end of period (000) ................. $ 62,519  $ 47,808  $ 49,363  $ 43,531  $ 88,281  $ 482,231
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Dollar
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0167  0 .0397  0 .0491  0 .0438  0 .0071  0 .0001
Net realized gain (loss) .....................
0 .0001  0 .0001  0 .0000
(a)
( 0 .0000 )
(b)
0 .0003
(c)
0 .0001
Net increase from investment operations ........... 0.0168  0.0398  0.0491  0.0438  0.0074  0.0002
Distributions
(d)
– – – – – –
From net investment income ................. ( 0 .0168 ) ( 0 .0398 ) ( 0 .0491 ) ( 0 .0438 ) ( 0 .0074 ) ( 0 .0001 )
From net realized gain ...................... —  —  —  —  ( 0 .0000 )
(b)
( 0 .0001 )
Total distributions ........................... (0.0168) (0.0398) (0.0491) (0.0438) (0.0074) (0.0002)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 1.69%
(f) (g)
4.05% 5.03% 4.47% 0.75% 0.01%
Ratios to Average Net Assets
Total expen ses ............................
0.43%
(h)
0.43% 0.43% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ...
0.42%
(h)
0.42% 0.42% 0.42% 0.29% 0.08%
Net investment income ......................
3.37%
(h)
3.97% 4.92% 4.38% 0.71% 0.01%
Supplemental Data
Net assets, end of period (000) ................. $ 2,339,744  $ 1,241,169  $ 1,199,807  $ 1,364,428  $ 1,258,974  $ 1,000,401
(a)
Amount is less than $0.00005 per share.
(b)
Amount is greater than $(0.00005) per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

T-Fund
Premier
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................
0 .0180  0 .0423  0 .0516  0 .0475  0 .0193  0 .0001
Net realized gain (loss) ......................
( 0 .0000 )
(a) (b)
0 .0000
(c)
0 .0000
(c)
( 0 .0012 ) ( 0 .0103 ) 0 .0001
Net increase from investment operations ............ 0.0180  0.0423  0.0516  0.0463  0.0090  0.0002
Distributions
(d)
– – – – – –
From net investment income .................. ( 0 .0180 ) ( 0 .0423 ) ( 0 .0516 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0001 )
From net realized gain ....................... —  —  —  —  ( 0 .0000 )
(a)
( 0 .0001 )
Total distributions ............................ (0.0180) (0.0423) (0.0516) (0.0463) (0.0090) (0.0002)
Net asset value, end of period .................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................... 1.81%
(f) (g)
4.31% 5.29% 4.73% 0.90% 0.02%
Ratios to Average Net Assets
Total expen ses .............................
0.18%
(h)
0.18% 0.18% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ....
0.17%
(h)
0.17% 0.17% 0.17% 0.17% 0.06%
Net investment income .......................
3.63%
(h)
4.22% 5.16% 4.75% 1.95% 0.01%
Supplemental Data
Net assets, end of period (000) .................. $ 1,230,392  $ 1,373,625  $ 1,443,015  $ 1,431,264  $ 496,172  $ 12,958
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Select
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0139  0 .0340  0 .0435  0 .0400  0 .0031  0 .0001
Net realized gain (loss) .....................
( 0 .0000 )
(a) (b)
0 .0000
(c)
( 0 .0002 )
(b)
( 0 .0020 ) 0 .0016
(b)
0 .0001
Net increase from investment operations ........... 0.0139  0.0340  0.0433  0.0380  0.0047  0.0002
Distributions
(d)
– – – – – –
From net investment income ................. ( 0 .0139 ) ( 0 .0340 ) ( 0 .0433 ) ( 0 .0380 ) ( 0 .0047 ) ( 0 .0001 )
From net realized gain ...................... —  —  —  —  ( 0 .0000 )
(a)
( 0 .0001 )
Total distributions ........................... (0.0139) (0.0340) (0.0433) (0.0380) (0.0047) (0.0002)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 1.40%
(f) (g)
3.45% 4.42% 3.87% 0.47% 0.01%
Ratios to Average Net Assets
Total expen ses ............................
1.03%
(h)
1.03% 1.03% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ...
1.00%
(h)
1.00% 1.00% 1.00% 0.52% 0.07%
Net investment income ......................
2.80%
(h)
3.40% 4.35% 4.00% 0.31% 0.01%
Supplemental Data
Net assets, end of period (000) ................. $ 9,691  $ 11,514  $ 19,643  $ 50,396  $ 21,300  $ 37,798
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Treasury Trust Fund
Institutional
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0179  0 .0419  0 .0515  0 .0458  0 .0082  0 .0001
Net realized gain .........................
0 .0001  0 .0002  0 .0003  0 .0001  0 .0001  0 .0001
Net increase from investment operations ........... 0.0180  0.0421  0.0518  0.0459  0.0083  0.0002
Distributions
(a)
– – – – – –
From net investment income ................. ( 0 .0180 ) ( 0 .0419 ) ( 0 .0517 ) ( 0 .0459 ) ( 0 .0083 ) ( 0 .0001 )
From net realized gain ...................... ( 0 .0000 )
(b)
( 0 .0002 ) ( 0 .0001 ) ( 0 .0000 )
(b)
( 0 .0000 )
(b)
( 0 .0001 )
Total distributions ........................... (0.0180) (0.0421) (0.0518) (0.0459) (0.0083) (0.0002)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(c)
Based on net asset value ..................... 1.81%
(d)
4.29% 5.30% 4.69% 0.84% 0.01%
Ratios to Average Net Assets
Total expen ses ............................
0.19%
(e)
0.18% 0.18% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ...
0.17%
(e)
0.17% 0.17% 0.17% 0.14% 0.06%
Net investment income ......................
3.61%
(e)
4.19% 5.15% 4.58% 0.82% 0.01%
Supplemental Data
Net assets, end of period (000) ................. $ 173,760,964  $ 154,334,095  $ 123,707,288  $ 97,157,593  $ 106,544,392  $ 98,602,650
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Administration
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0175  0 .0407  0 .0505  0 .0449  0 .0065  0 .0001
Net realized gain .........................
0 .0000
(a)
0 .0004  0 .0003  0 .0000
(a)
0 .0012  0 .0001
Net increase from investment operations ........... 0.0175  0.0411  0.0508  0.0449  0.0077  0.0002
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .0175 ) ( 0 .0409 ) ( 0 .0507 ) ( 0 .0449 ) ( 0 .0077 ) ( 0 .0001 )
From net realized gain ...................... ( 0 .0000 )
(c)
( 0 .0002 ) ( 0 .0001 ) ( 0 .0000 )
(c)
( 0 .0000 )
(c)
( 0 .0001 )
Total distributions ........................... (0.0175) (0.0411) (0.0508) (0.0449) (0.0077) (0.0002)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................... 1.76%
(e)
4.19% 5.19% 4.58% 0.77% 0.01%
Ratios to Average Net Assets
Total expen ses ............................
0.28%
(f)
0.28% 0.28% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ...
0.27%
(f)
0.27% 0.27% 0.27% 0.19% 0.07%
Net investment income ......................
3.52%
(f)
4.07% 5.05% 4.49% 0.65% 0.01%
Supplemental Data
Net assets, end of period (000) ................. $ 1,016,761  $ 1,110,406  $ 661,719  $ 442,723  $ 382,956  $ 599,190
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Treasury Trust Fund
Capital
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0177  0 .0413  0 .0508  0 .0489  0 .0163  0 .0001
Net realized gain (loss) .....................
0 .0000
(a)
0 .0003  0 .0005  ( 0 .0035 )
(b)
( 0 .0083 )
(b)
0 .0001
Net increase from investment operations ........... 0.0177  0.0416  0.0513  0.0454  0.0080  0.0002
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .0177 ) ( 0 .0414 ) ( 0 .0512 ) ( 0 .0454 ) ( 0 .0080 ) ( 0 .0001 )
From net realized gain ...................... ( 0 .0000 )
(d)
( 0 .0002 ) ( 0 .0001 ) ( 0 .0000 )
(d)
( 0 .0000 )
(d)
( 0 .0001 )
Total distributions ........................... (0.0177) (0.0416) (0.0513) (0.0454) (0.0080) (0.0002)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 1.79%
(f)
4.24% 5.24% 4.63% 0.80% 0.01%
Ratios to Average Net Assets
Total expen ses ............................
0.24%
(g)
0.23% 0.23% 0.24% 0.24% 0.24%
Total expenses after fees waived and/or reimbursed ...
0.22%
(g)
0.22% 0.22% 0.22% 0.20% 0.06%
Net investment income ......................
3.56%
(g)
4.13% 5.08% 4.89% 1.63% 0.01%
Supplemental Data
Net assets, end of period (000) ................. $ 1,751,324  $ 1,653,614  $ 1,253,391  $ 500,685  $ 27,524  $ 3,299
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Cash Management
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0155  0 .0368  0 .0465  0 .0402  0 .0051  0 .0001
Net realized gain (loss) .....................
( 0 .0000 )
(a) (b)
0 .0003  0 .0003  0 .0007  0 .0005  0 .0001
Net increase from investment operations ........... 0.0155  0.0371  0.0468  0.0409  0.0056  0.0002
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .0155 ) ( 0 .0369 ) ( 0 .0467 ) ( 0 .0409 ) ( 0 .0056 ) ( 0 .0001 )
From net realized gain ...................... ( 0 .0000 )
(a)
( 0 .0002 ) ( 0 .0001 ) ( 0 .0000 )
(a)
( 0 .0000 )
(a)
( 0 .0001 )
Total distributions ........................... (0.0155) (0.0371) (0.0468) (0.0409) (0.0056) (0.0002)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................... 1.56%
(e)
3.77% 4.77% 4.16% 0.56% 0.01%
Ratios to Average Net Assets
Total expen ses ............................
0.69%
(f)
0.68% 0.68% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ...
0.67%
(f)
0.67% 0.67% 0.67% 0.41% 0.08%
Net investment income ......................
3.13%
(f)
3.68% 4.65% 4.02% 0.51% 0.01%
Supplemental Data
Net assets, end of period (000) ................. $ 3,743  $ 6,326  $ 7,192  $ 5,085  $ 21,330  $ 32,960
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Treasury Trust Fund
Cash Reserve
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0159  0 .0379  0 .0477  0 .0415  0 .0053  0 .0001
Net realized gain .........................
0 .0001  0 .0002  0 .0001  0 .0004  0 .0007  0 .0001
Net increase from investment operations ........... 0.0160  0.0381  0.0478  0.0419  0.0060  0.0002
Distributions
(a)
– – – – – –
From net investment income ................. ( 0 .0160 ) ( 0 .0379 ) ( 0 .0477 ) ( 0 .0419 ) ( 0 .0060 ) ( 0 .0001 )
From net realized gain ...................... ( 0 .0000 )
(b)
( 0 .0002 ) ( 0 .0001 ) ( 0 .0000 )
(b)
( 0 .0000 )
(b)
( 0 .0001 )
Total distributions ........................... (0.0160) (0.0381) (0.0478) (0.0419) (0.0060) (0.0002)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(c)
Based on net asset value ..................... 1.61%
(d)
3.88% 4.88% 4.27% 0.61% 0.01%
Ratios to Average Net Assets
Total expen ses ............................
0.59%
(e)
0.58% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed ...
0.57%
(e)
0.57% 0.57% 0.57% 0.35% 0.07%
Net investment income ......................
3.20%
(e)
3.79% 4.77% 4.15% 0.53% 0.01%
Supplemental Data
Net assets, end of period (000) ................. $ 126,341  $ 105,579  $ 103,703  $ 128,272  $ 79,114  $ 97,008
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
DLT Shares
Six Months
Ended
04/30/26
(unaudited)
Period from
06/27/25
(a)
to 10/31/25
Net asset value, beginning of period ....................................................................... $ 1.00  $ 1.00
Net investment income ................................................................................
0 .0179  0 .0142
Net realized gain ....................................................................................
0 .0001  0 .0000
(b)
Net increase from investment operations ...................................................................... 0.0180  0.0142
Distributions
(c)
– –
From net investment income ............................................................................ ( 0 .0180 ) ( 0 .0142 )
From net realized gain ................................................................................. ( 0 .0000 )
(d)
( 0 .0000 )
(d)
Total distributions ...................................................................................... (0.0180) (0.0142)
Net asset value, end of period ............................................................................ $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ................................................................................ 1.81%
(f)
1.43%
(f)
Ratios to Average Net Assets
Total expen ses .......................................................................................
0.19%
(g)
0.18%
(g)
Total expenses after fees waived and/or reimbursed ..............................................................
0.17%
(g)
0.17%
(g)
Net investment income .................................................................................
3.61%
(g)
4.07%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 52  $ 51
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Treasury Trust Fund
Dollar
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0167  0 .0396  0 .0491  0 .0447  0 .0073  0 .0001
Net realized gain (loss) .....................
0 .0000
(a)
0 .0001  0 .0003  ( 0 .0011 )
(b)
( 0 .0003 )
(b)
0 .0001
Net increase from investment operations ........... 0.0167  0.0397  0.0494  0.0436  0.0070  0.0002
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .0167 ) ( 0 .0395 ) ( 0 .0493 ) ( 0 .0436 ) ( 0 .0070 ) ( 0 .0001 )
From net realized gain ...................... ( 0 .0000 )
(d)
( 0 .0002 ) ( 0 .0001 ) ( 0 .0000 )
(d)
( 0 .0000 )
(d)
( 0 .0001 )
Total distributions ........................... (0.0167) (0.0397) (0.0494) (0.0436) (0.0070) (0.0002)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 1.69%
(f)
4.04% 5.04% 4.44% 0.70% 0.01%
Ratios to Average Net Assets
Total expen ses ............................
0.43%
(g)
0.42% 0.43% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ...
0.42%
(g)
0.41% 0.41% 0.40% 0.27% 0.07%
Net investment income ......................
3.37%
(g)
3.96% 4.91% 4.47% 0.73% 0.01%
Supplemental Data
Net assets, end of period (000) ................. $ 2,757,025  $ 3,174,372  $ 3,207,547  $ 2,343,866  $ 1,060,804  $ 1,035,846
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Select
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0138  0 .0335  0 .0434  0 .0378  0 .0032  0 .0001
Net realized gain (loss) .....................
0 .0001  0 .0003  0 .0001  ( 0 .0002 )
(a)
0 .0010  0 .0001
Net increase from investment operations ........... 0.0139  0.0338  0.0435  0.0376  0.0042  0.0002
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .0139 ) ( 0 .0336 ) ( 0 .0434 ) ( 0 .0376 ) ( 0 .0042 ) ( 0 .0001 )
From net realized gain ...................... ( 0 .0000 )
(c)
( 0 .0002 ) ( 0 .0001 ) ( 0 .0000 )
(c)
( 0 .0000 )
(c)
( 0 .0001 )
Total distributions ........................... (0.0139) (0.0338) (0.0435) (0.0376) (0.0042) (0.0002)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................... 1.39%
(e)
3.43% 4.43% 3.82% 0.42% 0.01%
Ratios to Average Net Assets
Total expen ses ............................
1.04%
(f)
1.03% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ...
1.00%
(f)
1.00% 1.00% 1.00% 0.49% 0.06%
Net investment income ......................
2.78%
(f)
3.35% 4.34% 3.78% 0.32% 0.01%
Supplemental Data
Net assets, end of period (000) ................. $ 576,090  $ 347,409  $ 203,961  $ 254,127  $ 169,696  $ 660,676
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

MuniCash
Institutional
Six Months
Ended
04/30/26
(unaudited)
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Net asset value, beginning of period ...........
$ 1.0001  $ 1.0001  $ 1.0000  $ 0.9999  $ 1.0001  $ 1.0001
Net investment income ....................
0 .0105  0 .0239  0 .0310  0 .0282  0 .0048  0 .0001
Net realized and unrealized gain (loss) ..........
0 .0003  0 .0003  0 .0002  ( 0 .0000 )
(a) (b)
0 .0007
(b)
0 .0000
(c)
Net increase from investment operations .......... 0.0108  0.0242  0.0312  0.0282  0.0055  0.0001
Distributions
(d)
– – – – – –
From net investment income ................ ( 0 .0108 ) ( 0 .0242 ) ( 0 .0311 ) ( 0 .0281 ) ( 0 .0057 ) ( 0 .0001 )
From net realized gain ..................... —  —  ( 0 .0000 )
(a)
—  ( 0 .0000 )
(a)
—
Total distributions .......................... (0.0108) (0.0242) (0.0311) (0.0281) (0.0057) (0.0001)
Net asset value, end of period ................ $ 1.0001  $ 1.0001  $ 1.0001  $ 1.0000  $ 0.9999  $ 1.0001
Total Return
(e)
Based on net asset value .................... 1.08%
(f) (g)
2.45% 3.17% 2.86% 0.56% 0.01%
Ratios to Average Net Assets
Total expen ses ...........................
0.28%
(h)
0.29% 0.31% 0.30% 0.28% 0.26%
Total expenses after fees waived and/or reimbursed ..
0.20%
(h)
0.20% 0.21% 0.20% 0.16% 0.08%
Total expenses after fees waived and/or reimbursed and
interest expense ........................
0.20%
(h)
0.20% 0.20% 0.20% 0.16% 0.08%
Net investment income .....................
2.11%
(h)
2.39% 3.10% 2.82% 0.48% 0.01%
Supplemental Data
Net assets, end of period (000) ................ $ 3,953,090  $ 3,489,521  $ 3,994,911  $ 4,540,657  $ 3,592,640  $ 5,368,797
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each share class is offered as follows:
All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Mischler
Financial Group Shares are sold without a sales charge and are only available to clients of Mischler Financial Group, Inc. and its affiliates. Penserra Shares are sold without a sales charge and are only available to clients of Penserra Securities LLC and its affiliates. Great Pacific Shares are sold without a sales charge and are only available to clients of Great Pacific Securities and its affiliates. Premier Shares are sold without a sales charge and are only available through financial intermediaries trading on the
NSCC Fund/SERV trading platform. DLT Shares are sold without a sales charge and are only available for purchase through The Bank of New York Mellon (“BNY”), which has a contractual relationship with a third-party technical platform operator. DLT shares may also be purchased by BlackRock Advisors, LLC or its affiliates. Stern Brothers
Shares are sold without a sales charge and are only available to clients of Stern Brothers & Co. and its affiliates. Tigress Shares are sold without a sales charge and are only available to clients of Tigress Financial Partners LLC and its affiliates. WestCap Shares are sold without a sales charge and are only available to portfolio companies of
WestCap Management, LLC and its affiliates. Administration, Select, Capital, Cash Reserve, Cash Management, Private Client and Dollar Shares are sold without a sales charge and are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
BlackRock Select Treasury Based Liquidity Fund, FedFund, T-Fund and Treasury Trust Fund each operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to discretionary liquidity fees.
TempCash and MuniCash price and transact their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). Prior to the Funds’ adoption of the floating NAV, their portfolio holdings were valued at amortized cost.
With respect to each of TempCash and MuniCash, the Board of Trustees of the Trust (the "Board"), or its delegate, must impose a mandatory liquidity fee upon the sale of shares if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The Board, or its delegate, may also impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, at certain times, if such fee is determined to be in the best interests of such Fund.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of
Fund Name
Diversification
Classification
BlackRock Select Treasury Based Liquidity Fund ...............................................................................
Diversified
FedFund ..........................................................................................................
Diversified
TempCash .........................................................................................................
Diversified
T-Fund ............................................................................................................
Diversified
Treasury Trust Fund ...................................................................................................
Diversified
MuniCash ..........................................................................................................
Diversified
Fund Name Share Class
BlackRock Select Treasury Based Liquidity Fund ...........
Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Mischler Financial Group, Stern Brothers
and Tigress.
FedFund ......................................
Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Great Pacific, Mischler Financial Group,
Penserra , Premier, Private Client, Select, Stern Brothers, Tigress and WestCap .
TempCash ..................................... Institutional, Capital, Cash Management Shares, Dollar, Great Pacific and Premier
T-Fund ........................................ Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Premier and Select
Treasury Trust Fund ............................... Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, DLT Shares and Select
MuniCash ...................................... Institutional, Capital and Dollar

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The liquidity fees are collected and retained by TempCash and
MuniCash for the benefit of the Funds' remaining shareholders.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies (TempCash and MuniCash): The Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund's Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”)
to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of TempCash and MuniCash assets and liabilities:
Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
Investment Valuation Policies (BlackRock Select Treasury Based Liquidity Fund, FedFund, T-Fund and Treasury Trust Fund): U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds'
investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements
of Operations.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively. The Funds , along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into a management agreement with the Manager, the Trust’s investment adviser and an indirect, majority-
owned subsidiary of BlackRock, Inc. ("BlackRock"), to provide investment advisory, administration and accounting services to the Funds.
Under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:
(a)
Based on the combined average daily net assets of BlackRock Select Treasury Based Liquidity Fund, FedFund, T-Fund and Treasury Trust Fund.
(b)
Based on the average daily net assets of the Fund whose management fee is being calculated.
BlackRock Select Treasury Based Liquidity Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A
(a)
Calculation B
(b)
Management Fees are equal to calculation A plus calculation B
.175% of the first $1 billion
.175% of the first $1 billion
.150% of the next $1 billion
.150% of the next $1 billion
.125% of the next $1 billion
.125% of the next $1 billion
.100% of the next $1 billion
.100% of amounts in excess of $3 billion
.095% of the next $1 billion
.090% of the next $1 billion
.085% of the next $1 billion
.080% of amounts in excess of $7 billion

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

With respect to TempCash, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) (the "Sub-Adviser"), an affiliate of the Manager.
The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with
BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan and the Private Client Shares Distribution Plan, the Trust may
pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Capital, Dollar, Cash
Management, Cash Reserve, Administration, Select and Private Client Share classes are currently paying fees to service organizations, which may include affiliates of the
Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:
(a)
Due to certain contractual and voluntary waivers, the above stated rates may be reduced.
For the six-months ended April 30, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended  April 30, 2026 , the Funds  did not pay any amounts to affiliates in return for these services.
For the six months ended April 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager, as investment adviser and administrator, has contractually agreed to reduce its fees and/or reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous/Other Expenses,” excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, do not exceed 0.18% of the average daily net assets of TempCash, 0.17%
of the average daily net assets of BlackRock Select Treasury Based Liquidity Fund, FedFund, T-Fund, and Treasury Trust Fund and 0.20% of the average daily net assets of MuniCash. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to June 30, 2027, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of such Fund.
Fund Name Management Fees
TempCash and MuniCash ...................................................
.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion
Share Class Service Fees
(a)
Distribution
Fees
(a)
Administration .............................................................................................. 0.10% —%
Capital ................................................................................................... 0.05  —
Cash Management ........................................................................................... 0.50  —
Cash Reserve .............................................................................................. 0.40  —
Dollar .................................................................................................... 0.25  —
Private Client .............................................................................................. 0.50  0.35
Select ................................................................................................... 0.50  0.35
Fund Name Administration Capital
Cash
Management Cash Reserve Dollar Private Client Select Total
BlackRock Select Treasury Based Liquidity
Fund ........................ $ 17,823 $ — $ 18,257 $ — $ 13,361 $ — $ — $ 49,441
FedFund ..................... 4,241,413 91,439 1,656,000 9,633,547 4,941,221 675 1,675,632 22,239,927
TempCash .................... — 3,760 — — 23,521 — — 27,281
T-Fund ....................... 2,669,790 92,594 3,116,020 113,907 2,016,167 — 54,175 8,062,653
Treasury Trust Fund .............. 551,578 432,003 8,600 280,168 3,549,624 — 1,550,490 6,372,463
Fund Name Institutional Dollar
Cash
Management Administration
Mischler
Financial
Group Shares Total
BlackRock Select Treasury Based Liquidity Fund ................................ $ 1,389 $ 2 $ 37 $ 1 $ 2 $ 1,431

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended April 30, 2026, the amounts waived were as follows:
In addition, BRIL has contractually agreed to waive service and/or distribution fees through February 28, 2027 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares and Private Client Shares do not exceed 1.00% and 0.68% of the average daily net assets of the shares, respectively.
The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period. For the six months ended April 30, 2026, the amounts waived and/or reimbursed were as follows:
The Manager and BRIL have also voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds' share classes to maintain minimum levels of net investment income. These amounts are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager and service and distribution fees waived — class specific. The Manager and BRIL may discontinue the voluntary waiver at any time.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the manager — class specific, in the
Statements of Operations. For the six months ended April 30, 2026, there were no fees waived and/or reimbursed by the Manager under this agreement
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statements of Operations.
Other Transactions: During the  six months ended April 30, 2026 , FedFund received a reimbursement of $4,217 from an affiliate, which is included in other income —
affiliated in the Statements of Operations, related to an operating event.
During the six months ended April 30, 2026, T-Fund received a reimbursement of $6,211 from an affiliate, which is included in other income - affiliated in the Statements of Operations, related to an operating event.
During the six months ended April 30, 2026, MuniCash received a reimbursement of $44,363 from an affiliate, which is included in other income - affiliated in the Statements of Operations, related to an operating event.
The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended April 30, 2026, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with
Rule 17a-7 under the 1940 Act were as follows:
6. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
BlackRock Select Treasury Based Liquidity Fund ..................................................................................... $ 1,511,792
FedFund ................................................................................................................ 14,312,213
TempCash ............................................................................................................... 3,177,748
T-Fund .................................................................................................................. 8,474,103
Treasury Trust Fund ......................................................................................................... 14,464,099
MuniCash ................................................................................................................ 1,673,746
Service and Distribution Fees Waived and/or Reimbursed - Class Specific Private Client Select Total
FedFund ........................................................................ $ 270 $ 39,364 $ 39,634
T-Fund .......................................................................... — 1,275 1,275
Treasury Trust Fund ................................................................. — 36,449 36,449
Fund Name Purchases Sales
Net Realized
Gain (Loss)
MuniCash ........................................................................... $ 273,738,623 $ 467,703,608 $ —

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

As of October 31, 2025, the Funds had non-expiring capital loss carryforwards as follows:
(a)
Amounts available to offset future realized capital gains.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
7.  PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
MuniCash invests a substantial amount of its assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund's portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
FedFund ........................................................................................................... $ (67,594,642)
TempCash .......................................................................................................... (1,047,668)
T-Fund ............................................................................................................. (38,889,541)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Select Treasury Based Liquidity Fund ............................ $ 5,690,638,115 $ – $ – $ –
FedFund ....................................................... 182,119,801,573 – – –
TempCash ...................................................... 24,254,022,562 1,398,169 (3,620,996) (2,222,827)
T-Fund ........................................................ 117,494,471,267 – – –
Treasury Trust Fund ............................................... 180,767,168,444 – (35,491) (35,491)
MuniCash ...................................................... 3,912,235,000 – – –

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold, reinvested and redeemed at $1.00 per share for BlackRock Select Treasury Based Liquidity Fund, FedFund, T-Fund and Treasury Trust
Fund.
Transactions in capital shares for each class were as follows:
d
Fund Name/Share Class
Six Months Ended
04/30/26
Year Ended
10/31/25
BlackRock Select Treasury Based Liquidity Fund
Institutional
Shares sold 22,174,416,378 48,819,233,526
Shares issued in reinvestment of distributions ........................................................ 30,190,318 66,433,114
Shares redeemed
(22,695,731,193) (48,340,400,176)
(491,124,497) 545,266,464
Administration
Shares sold 70,877,393 222,743,032
Shares issued in reinvestment of distributions ........................................................ 619,642 1,244,898
Shares redeemed
(66,785,805) (249,286,983)
4,711,230 (25,299,053)
Cash Management
Shares sold 104,905 261,217
Shares issued in reinvestment of distributions ........................................................ 20 18
Shares redeemed
(186,220) (428,501)
(81,295) (167,266)
Dollar
Shares sold 57,357,033 165,986,654
Shares issued in reinvestment of distributions ........................................................ 13,358 34,671
Shares redeemed
(46,455,150) (172,179,180)
10,915,241 (6,157,855)
Mischler Financial Group
Shares sold 100,500,001 117,816,239
Shares issued in reinvestment of distributions ........................................................ 45,217 1,134,666
Shares redeemed
(101,475,000) (143,010,530)
(929,782) (24,059,625)
Stern Brothers
Shares sold — 200,000,001
Shares issued in reinvestment of distributions ........................................................ 1,054 2,412
1,054 200,002,413
Tigress
Shares sold — 5,799,999
Shares issued in reinvestment of distributions ........................................................ — 10,682
Shares redeemed
(260,118) (5,000,000)
(260,118) 810,681
(476,768,167) 690,395,759

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

d
Fund Name/Share Class
Six Months Ended
04/30/26
Year Ended
10/31/25
FedFund
Institutional
Shares sold 596,651,353,084 1,040,613,432,589
Shares issued in reinvestment of distributions ........................................................ 863,309,808 1,950,756,004
Shares redeemed
(597,399,131,767) (1,030,407,664,968)
115,531,125 12,156,523,625
Administration
Shares sold 9,642,636,980 15,106,720,811
Shares issued in reinvestment of distributions ........................................................ 96,315,126 194,858,128
Shares redeemed
(8,121,652,293) (15,038,979,744)
1,617,299,813 262,599,195
Capital
Shares sold 445,974,494 977,983,872
Shares issued in reinvestment of distributions ........................................................ 6,415,182 13,017,703
Shares redeemed
(467,300,805) (896,206,113)
(14,911,129) 94,795,462
Cash Management
Shares sold 194,147,643 357,093,608
Shares issued in reinvestment of distributions ........................................................ 8,231,635 20,421,710
Shares redeemed
(235,458,617) (342,665,828)
(33,079,339) 34,849,490
Cash Reserve
Shares sold 34,787,631,918 59,364,688,591
Shares issued in reinvestment of distributions ........................................................ 4,313 9,342
Shares redeemed
(34,673,416,938) (58,896,896,157)
114,219,293 467,801,776
Dollar
Shares sold 7,089,539,616 14,203,353,599
Shares issued in reinvestment of distributions ........................................................ 19,263,936 47,501,284
Shares redeemed
(6,629,453,075) (14,495,192,838)
479,350,477 (244,337,955)
Great Pacific
Shares issued in reinvestment of distributions ........................................................ 957 2,186
957 2,186
Mischler Financial Group
Shares sold 26,613,700,000 33,358,177,358
Shares issued in reinvestment of distributions ........................................................ 65,583,910 48,298,059
Shares redeemed
(27,228,302,196) (33,169,676,504)
(549,018,286) 236,798,913
Penserra
Shares sold — 23,999,999
Shares issued in reinvestment of distributions ........................................................ 1,915 51,099
Shares redeemed
— (24,046,727)
1,915 4,371
Premier
Shares sold 1,270,534,021 2,896,353,499
Shares issued in reinvestment of distributions ........................................................ 6,598,933 15,855,946
Shares redeemed
(1,135,506,901) (3,206,300,275)
141,626,053 (294,090,830)
Private Client
Shares sold 31,983 30,564
Shares issued in reinvestment of distributions ........................................................ 2,462 6,343
Shares redeemed
(48,106) (11,283)
(13,661) 25,624
Select
Shares sold 821,797,820 1,246,339,917
Shares issued in reinvestment of distributions ........................................................ 5,511,119 13,916,101
Shares redeemed
(911,926,807) (1,223,807,451)
(84,617,868) 36,448,567

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
d
Fund Name/Share Class
Six Months Ended
04/30/26
Year Ended
10/31/25
Stern Brothers
Shares sold 202,547,283 161,560,927
Shares issued in reinvestment of distributions ........................................................ 712,354 2,068,056
Shares redeemed
(149,209,024) (563,643,442)
54,050,613 (400,014,459)
Tigress
Shares sold 201,015,261 494,371,410
Shares issued in reinvestment of distributions ........................................................ 1,167,222 2,728,453
Shares redeemed
(220,740,626) (482,233,630)
(18,558,143) 14,866,233
WestCap
Shares sold 1,600,000 13,035,000
Shares issued in reinvestment of distributions ........................................................ 830,161 2,775,198
Shares redeemed
(11,115,000) (44,039,827)
(8,684,839) (28,229,629)
1,813,196,981 12,338,042,569
T-Fund
Institutional
Shares sold 708,008,024,181 1,256,849,752,858
Shares issued in reinvestment of distributions ........................................................ 610,526,906 1,216,866,570
Shares redeemed
(705,245,062,394) (1,250,747,020,245)
3,373,488,693 7,319,599,183
Administration
Shares sold 6,311,624,512 10,025,978,180
Shares issued in reinvestment of distributions ........................................................ 85,119,919 206,588,735
Shares redeemed
(5,876,510,606) (9,335,242,279)
520,233,825 897,324,636
Capital
Shares sold 415,809,337 862,687,668
Shares issued in reinvestment of distributions ........................................................ 6,317,033 13,074,676
Shares redeemed
(424,981,858) (771,039,087)
(2,855,488) 104,723,257
Cash Management
Shares sold 3,980,952,016 5,767,406,522
Shares issued in reinvestment of distributions ........................................................ 15,726,596 33,011,080
Shares redeemed
(4,085,237,988) (5,557,562,965)
(88,559,376) 242,854,637
Cash Reserve
Shares sold 67,855,340 199,041,149
Shares issued in reinvestment of distributions ........................................................ 2,066 4,970
Shares redeemed
(53,143,116) (200,604,841)
14,714,290 (1,558,722)
Dollar
Shares sold 4,305,658,022 7,508,651,865
Shares issued in reinvestment of distributions ........................................................ 7,323,688 17,875,274
Shares redeemed
(3,214,075,401) (7,485,229,557)
1,098,906,309 41,297,582
Premier
Shares sold 946,490,888 3,092,793,566
Shares issued in reinvestment of distributions ........................................................ 11,820,978 33,701,229
Shares redeemed
(1,101,610,957) (3,196,003,692)
(143,299,091) (69,508,897)
Select
Shares sold 41,686,036 276,258,000
Shares issued in reinvestment of distributions ........................................................ 178,194 690,918
Shares redeemed
(43,688,594) (285,081,473)
(1,824,364) (8,132,555)
4,770,804,798 8,526,599,121

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

The number of shares sold, reinvested and redeemed for TempCash and MuniCash were transacted at each class's floating NAV per share calculated to four decimal places.
Transactions in capital shares for each class of TempCash and MuniCash were as follows:
d
Fund Name/Share Class
Six Months Ended
04/30/26
Year Ended
10/31/25
Treasury Trust Fund
Institutional
Shares sold 177,728,392,470 335,388,375,496
Shares issued in reinvestment of distributions ........................................................ 794,611,773 1,456,571,041
Shares redeemed
(159,096,846,270) (306,213,531,638)
19,426,157,973 30,631,414,899
Administration
Shares sold 2,384,085,047 2,496,844,527
Shares issued in reinvestment of distributions ........................................................ 9,841,615 20,877,152
Shares redeemed
(2,487,561,002) (2,069,032,306)
(93,634,340) 448,689,373
Capital
Shares sold 1,636,624,931 3,440,434,183
Shares issued in reinvestment of distributions ........................................................ 30,224,820 60,846,313
Shares redeemed
(1,569,139,853) (3,101,018,018)
97,709,898 400,262,478
Cash Management
Shares sold 7,405,131 48,521,566
Shares issued in reinvestment of distributions ........................................................ 52,073 181,264
Shares redeemed
(10,040,200) (49,568,378)
(2,582,996) (865,548)
Cash Reserve
Shares sold 477,106,112 686,407,303
Shares issued in reinvestment of distributions ........................................................ — 192
Shares redeemed
(456,345,265) (684,525,735)
20,760,847 1,881,760
Dollar
Shares sold 7,532,984,103 15,791,513,113
Shares issued in reinvestment of distributions ........................................................ 2,814,339 7,854,053
Shares redeemed
(7,953,104,568) (15,832,355,364)
(417,306,126) (32,988,198)
Select
Shares sold 1,228,666,206 1,190,946,141
Shares issued in reinvestment of distributions ........................................................ 5,083,955 8,887,548
Shares redeemed
(1,005,083,792) (1,056,384,689)
228,666,369 143,449,000
DLT Shares
Shares sold — 50,000
(a)
Shares issued in reinvestment of distributions ........................................................ 918 714
(a)
918 50,714
19,259,772,543 31,591,894,478
d
Six Months Ended
04/30/26
Year Ended
10/31/25
Fund Name/Share Class
Shares Amount Shares Amount
TempCash
Institutional
Shares sold ..........................................
16,929,255,640 $ 16,938,059,036 34,533,349,891 $ 34,551,321,352
Shares issued in reinvestment of distributions .....................
68,993,701 69,028,138 155,960,463 156,039,389
Shares redeemed ......................................
(17,699,721,502) (17,708,819,210) (30,324,505,975) (30,340,295,025)
(701,472,161) $ (701,732,036) 4,364,804,379 $ 4,367,065,716
Capital
Shares sold ..........................................
32,260,405 $ 32,276,907 16,795,255
(b)
$ 16,806,072
(b)
Shares issued in reinvestment of distributions .....................
261,472 261,602 63,048
(b)
63,085
(b)
Shares redeemed ......................................
(21,093,424) (21,104,693) (6,317,064)
(b)
(6,321,015)
(b)
11,428,453 $ 11,433,816 10,541,239 $ 10,548,142

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
(a)
Period June 27, 2025 (commencement of operations) to October 31, 2025 for DLT Shares.
(b)
Period April 14, 2025 (commencement of operations) to October 31, 2025 for Capital Shares.
As of April 30, 2026, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 36,478 Premier Shares of TempCash.
As of April 30, 2026, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 51,632 DLT Shares of Treasury Trust Fund.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Six Months Ended
04/30/26
Year Ended
10/31/25
Fund Name/Share Class
Shares Amount Shares Amount
Dollar
Shares sold ..........................................
43,769,654 $ 43,794,809 125,116,224 $ 125,193,579
Shares issued in reinvestment of distributions .....................
26,581 26,597 46,852 46,880
Shares redeemed ......................................
(51,549,062) (51,578,700) (146,017,974) (146,105,633)
(7,752,827) $ (7,757,294) (20,854,898) $ (20,865,174)
Great Pacific
Shares issued in reinvestment of distributions .....................
15,230,477 15,237,095 34,446,350 34,461,571
15,230,477 $ 15,237,095 34,446,350 $ 34,461,571
Premier
Shares sold ..............................................
—
$ —
—
$ —
Shares issued in reinvestment of distributions ........................
—
—
—
—
Shares redeemed ..........................................
—
—
—
—
—
—
—
—
(682,566,058) $ (682,818,419) 4,388,937,070 $ 4,391,210,255
MuniCash
Institutional
Shares sold ..........................................
19,497,907,346 $ 19,499,857,137 38,341,714,974 $ 38,345,549,147
Shares issued in reinvestment of distributions .....................
16,831,518 16,833,200 41,513,204 41,517,355
Shares redeemed ......................................
(19,051,233,067) (19,053,138,190) (38,888,569,403) (38,892,458,260)
463,505,797 $ 463,552,147 (505,341,225) $ (505,391,758)

Additional Information
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
(a)
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For TempCash.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AMT Alternative Minimum Tax
GO General Obligation Bonds
LIQ Liquidity Agreement
LOC Letter of Credit
RB Revenue Bonds
SAP Subject to Appropriations
SBPA Standby Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
STRIPS Separate Trading of Registered Interest & Principal of Securities
VRDN Variable Rate Demand Notes
VRDP Variable Rate Demand Preferred

Notice to Shareholders
2026
BlackRock Semi-Annual Financial Statements and Additional Information
The following applies to TempCash and MuniCash : This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds' current prospectus. You could lose money by investing in a Fund. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares. The Funds generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds' sponsor is not required to reimburse the Funds for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
The following applies to BlackRock Select Treasury Based Liquidity Fund, FedFund , T-Fund and Treasury Trust Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds' current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds'
sponsor is not required to reimburse the Funds for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.

Want to know more?
blackrock.com | 800-441-7450
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Liquidity Funds

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: June 23, 2026

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: June 23, 2026